UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	7-31

Date of reporting period:	1-31-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JANUARY 31, 2014

One ChoiceSM In Retirement Portfolio R6

One ChoiceSM 2015 Portfolio R6

One ChoiceSM 2020 Portfolio R6

One ChoiceSM 2025 Portfolio R6

One ChoiceSM 2030 Portfolio R6

One ChoiceSM 2035 Portfolio R6

One ChoiceSM 2040 Portfolio R6

One ChoiceSM 2045 Portfolio R6

One ChoiceSM 2050 Portfolio R6

One ChoiceSM 2055 Portfolio R6

President’s Letter	2
Performance	3
Portfolio Characteristics	5
Shareholder Fee Examples	7
Schedules of Investments	10
Statements of Assets and Liabilities	15
Statements of Operations	19
Statements of Changes in Net Assets	23
Notes to Financial Statements	28
Financial Highlights	41
Additional Information	43

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

e

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Mostly “Risk-On” Returns Despite Volatility

Stock indices and government bond yields mostly climbed during the six-month period, though they were subject to periodic bouts of volatility, particularly in August, October, and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.

These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield corporate bonds. A notable exception: emerging markets (EM) securities, which lost luster due to political turmoil in some EM countries, rising inflation in others, slowing growth, currency volatility, and higher, increasingly competitive bond yields in developed countries as those economies improved.

Other underperformers included more conservative/defensive stock and bond sectors (such as utilities and U.S Treasury bonds) and potentially inflation-hedging investments such as inflation-indexed securities, real estate investment trusts, and commodities-based securities. In this environment, the S&P 500 Index advanced 6.85%, about half the gain of some developed-nation small-cap indices, and the 10-year U.S. Treasury note returned 0.76% as its yield remained mostly in a range between 2.50% and 3.00%.

Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Stocks should not be expected to duplicate 2013’s stellar results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of January 31, 2014
	Ticker Symbol	6 months(1)	Since Inception(1)	Inception Date
One Choice In Retirement Portfolio R6 — R6 Class	ARDTX	3.45%	3.45%	7/31/13
One Choice 2015 Portfolio R6 — R6 Class	ARNDX	3.63%	3.63%	7/31/13
One Choice 2020 Portfolio R6 — R6 Class	ARBDX	3.77%	3.77%	7/31/13
One Choice 2025 Portfolio R6 — R6 Class	ARWDX	4.15%	4.15%	7/31/13
One Choice 2030 Portfolio R6 — R6 Class	ARCUX	4.39%	4.39%	7/31/13
One Choice 2035 Portfolio R6 — R6 Class	ARLDX	4.67%	4.67%	7/31/13
One Choice 2040 Portfolio R6 — R6 Class	ARDUX	5.10%	5.10%	7/31/13
One Choice 2045 Portfolio R6 — R6 Class	ARDOX	5.19%	5.19%	7/31/13
One Choice 2050 Portfolio R6 — R6 Class	ARFEX	5.23%	5.23%	7/31/13
One Choice 2055 Portfolio R6 — R6 Class	AREUX	5.31%	5.31%	7/31/13
Russell 3000 Index	—	7.50%	7.50%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	1.78%	—

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

3

Total Annual Fund Operating Expenses
One Choice In Retirement Portfolio R6 — R6 Class	0.52%
One Choice 2015 Portfolio R6 — R6 Class	0.53%
One Choice 2020 Portfolio R6 — R6 Class	0.55%
One Choice 2025 Portfolio R6 — R6 Class	0.57%
One Choice 2030 Portfolio R6 — R6 Class	0.59%
One Choice 2035 Portfolio R6 — R6 Class	0.61%
One Choice 2040 Portfolio R6 — R6 Class	0.64%
One Choice 2045 Portfolio R6 — R6 Class	0.67%
One Choice 2050 Portfolio R6 — R6 Class	0.68%
One Choice 2055 Portfolio R6 — R6 Class	0.69%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2014
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.2%
NT Equity Growth Fund	10.0%	10.0%	9.5%	9.3%	9.3%
NT Growth Fund	6.5%	6.7%	8.0%	9.2%	11.0%
NT Heritage Fund	2.5%	2.8%	3.7%	4.5%	5.0%
NT Large Company Value Fund	10.9%	10.9%	11.2%	11.4%	11.9%
NT Mid Cap Value Fund	4.0%	4.2%	5.0%	5.5%	5.2%
NT Small Company Fund	2.0%	2.0%	2.0%	2.5%	3.5%
Real Estate Fund	1.0%	1.1%	1.3%	1.6%	1.8%
NT Emerging Markets Fund	—	0.2%	1.2%	2.2%	2.8%
NT International Growth Fund	5.0%	5.0%	6.0%	7.0%	8.4%
Total Equity	44.9%	45.9%	50.9%	56.2%	62.1%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.6%	3.4%	3.0%
Inflation-Adjusted Bond Fund	1.5%	1.8%	3.1%	4.2%	5.1%
NT Diversified Bond Fund	26.7%	26.5%	25.4%	24.1%	21.6%
Short Duration Inflation Protection Bond Fund	6.1%	5.7%	4.2%	2.6%	1.2%
International Bond Fund	7.0%	6.8%	5.8%	4.5%	2.0%
Total Fixed Income	45.1%	44.6%	42.1%	38.8%	32.9%
Premium Money Market Fund	10.0%	9.5%	7.0%	5.0%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)

Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

5

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2014
	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Equity
NT Core Equity Plus Fund	3.3%	3.5%	4.5%	4.5%	4.5%
NT Equity Growth Fund	9.5%	10.3%	10.4%	10.3%	10.8%
NT Growth Fund	12.7%	13.7%	14.5%	14.8%	15.3%
NT Heritage Fund	5.5%	6.5%	7.2%	7.3%	7.5%
NT Large Company Value Fund	12.7%	13.7%	14.4%	14.9%	15.4%
NT Mid Cap Value Fund	5.5%	6.5%	7.2%	7.2%	7.5%
NT Small Company Fund	4.2%	4.1%	4.0%	4.7%	5.0%
Real Estate Fund	2.1%	2.3%	2.6%	2.8%	3.0%
NT Emerging Markets Fund	3.5%	4.3%	5.3%	6.3%	6.5%
NT International Growth Fund	9.4%	9.9%	10.2%	9.9%	9.4%
Total Equity	68.4%	74.8%	80.3%	82.7%	84.9%
Fixed Income
High-Yield Fund	2.7%	2.3%	2.0%	1.7%	1.5%
Inflation-Adjusted Bond Fund	5.4%	4.6%	3.9%	3.4%	3.0%
NT Diversified Bond Fund	19.0%	16.3%	13.8%	12.2%	10.6%
Total Fixed Income	27.1%	23.2%	19.7%	17.3%	15.1%
Premium Money Market Fund	4.5%	2.0%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)

Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

6

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 – 1/31/14	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio R6
Actual
R6 Class	$1,000	$1,034.50	$0.00	0.00%(3)	$2.56	0.50%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.55	0.50%
One Choice 2015 Portfolio R6
Actual
R6 Class	$1,000	$1,036.30	$0.00	0.00%(3)	$2.57	0.50%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.55	0.50%
One Choice 2020 Portfolio R6
Actual
R6 Class	$1,000	$1,037.70	$0.00	0.00%(3)	$2.67	0.52%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.65	0.52%
One Choice 2025 Portfolio R6
Actual
R6 Class	$1,000	$1,041.50	$0.00	0.00%(3)	$2.83	0.55%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.80	0.55%
One Choice 2030 Portfolio R6
Actual
R6 Class	$1,000	$1,043.90	$0.00	0.00%(3)	$2.94	0.57%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.91	0.57%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%.

8

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 – 1/31/14	Effective Annualized Expense Ratio(2)
One Choice 2035 Portfolio R6
Actual
R6 Class	$1,000	$1,046.70	$0.00	0.00%(3)	$2.99	0.58%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.96	0.58%
One Choice 2040 Portfolio R6
Actual
R6 Class	$1,000	$1,051.00	$0.00	0.00%(3)	$3.15	0.61%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.11	0.61%
One Choice 2045 Portfolio R6
Actual
R6 Class	$1,000	$1,051.90	$0.00	0.00%(3)	$3.31	0.64%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.26	0.64%
One Choice 2050 Portfolio R6
Actual
R6 Class	$1,000	$1,052.30	$0.00	0.00%(3)	$3.41	0.66%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.36	0.66%
One Choice 2055 Portfolio R6
Actual
R6 Class	$1,000	$1,053.10	$0.00	0.00%(3)	$3.42	0.66%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.36	0.66%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%.

9

Schedule of Investments

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice In Retirement Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.9%
NT Core Equity Plus Fund Institutional Class	16,385	$ 228,734
NT Equity Growth Fund Institutional Class	64,580	762,690
NT Growth Fund R6 Class	32,937	494,707
NT Heritage Fund R6 Class	15,341	190,541
NT Large Company Value Fund R6 Class	72,832	833,202
NT Mid Cap Value Fund R6 Class	25,533	303,841
NT Small Company Fund Institutional Class	15,068	151,586
Real Estate Fund R6 Class	3,187	76,931
		3,042,232
DOMESTIC FIXED INCOME FUNDS — 38.1%
High-Yield Fund R6 Class	47,015	290,085
Inflation-Adjusted Bond Fund Institutional Class	9,768	114,973
NT Diversified Bond Fund R6 Class	190,600	2,037,514
Short Duration Inflation Protection Bond Fund R6 Class	44,976	466,399
		2,908,971
MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	764,588	764,588
INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund R6 Class	38,476	535,584
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund R6 Class	33,780	378,674
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,737,402)		7,630,049
OTHER ASSETS AND LIABILITIES†		(32)
TOTAL NET ASSETS — 100.0%		$7,630,017

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2015 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.7%
NT Core Equity Plus Fund Institutional Class	27,699	$ 386,683
NT Equity Growth Fund Institutional Class	109,175	1,289,353
NT Growth Fund R6 Class	57,822	868,485
NT Heritage Fund R6 Class	28,529	354,329
NT Large Company Value Fund R6 Class	123,123	1,408,522
NT Mid Cap Value Fund R6 Class	45,861	545,746
NT Small Company Fund Institutional Class	25,473	256,256
Real Estate Fund R6 Class	5,657	136,559
		5,245,933
DOMESTIC FIXED INCOME FUNDS — 37.8%
High-Yield Fund R6 Class	78,435	483,946
Inflation-Adjusted Bond Fund Institutional Class	19,817	233,244
NT Diversified Bond Fund R6 Class	319,798	3,418,645
Short Duration Inflation Protection Bond Fund R6 Class	71,048	736,767
		4,872,602
MONEY MARKET FUNDS — 9.5%
Premium Money Market Fund Investor Class	1,227,945	1,227,945
INTERNATIONAL FIXED INCOME FUNDS — 6.8%
International Bond Fund R6 Class	63,187	879,564
INTERNATIONAL EQUITY FUNDS — 5.2%
NT Emerging Markets Fund R6 Class	3,298	32,185
NT International Growth Fund R6 Class	57,104	640,140
		672,325
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,085,022)		12,898,369
OTHER ASSETS AND LIABILITIES†		(54)
TOTAL NET ASSETS — 100.0%		$12,898,315

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

10

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice 2020 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 43.7%
NT Core Equity Plus Fund Institutional Class	49,078	$ 685,126
NT Equity Growth Fund Institutional Class	183,765	2,170,264
NT Growth Fund R6 Class	121,419	1,823,710
NT Heritage Fund R6 Class	68,928	856,087
NT Large Company Value Fund R6 Class	223,096	2,552,217
NT Mid Cap Value Fund R6 Class	95,594	1,137,567
NT Small Company Fund Institutional Class	45,131	454,013
Real Estate Fund R6 Class	12,410	299,588
		9,978,572
DOMESTIC FIXED INCOME FUNDS — 36.3%
High-Yield Fund R6 Class	133,415	823,169
Inflation-Adjusted Bond Fund Institutional Class	60,472	711,756
NT Diversified Bond Fund R6 Class	543,030	5,804,993
Short Duration Inflation Protection Bond Fund R6 Class	91,654	950,449
		8,290,367
INTERNATIONAL EQUITY FUNDS — 7.2%
NT Emerging Markets Fund R6 Class	29,214	285,125
NT International Growth Fund R6 Class	121,408	1,360,984
		1,646,109
MONEY MARKET FUNDS — 7.0%
Premium Money Market Fund Investor Class	1,603,168	1,603,168
INTERNATIONAL FIXED INCOME FUNDS — 5.8%
International Bond Fund R6 Class	95,494	1,329,273
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $23,227,960)		22,847,489
OTHER ASSETS AND LIABILITIES†		(93)
TOTAL NET ASSETS — 100.0%		$22,847,396

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2025 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 47.0%
NT Core Equity Plus Fund Institutional Class	39,257	$ 548,022
NT Equity Growth Fund Institutional Class	143,120	1,690,249
NT Growth Fund R6 Class	112,306	1,686,836
NT Heritage Fund R6 Class	66,163	821,739
NT Large Company Value Fund R6 Class	182,477	2,087,531
NT Mid Cap Value Fund R6 Class	84,126	1,001,101
NT Small Company Fund Institutional Class	45,137	454,083
Real Estate Fund R6 Class	11,831	285,592
		8,575,153
DOMESTIC FIXED INCOME FUNDS — 34.3%
High-Yield Fund R6 Class	100,782	621,822
Inflation-Adjusted Bond Fund Institutional Class	65,517	771,136
NT Diversified Bond Fund R6 Class	411,947	4,403,710
Short Duration Inflation Protection Bond Fund R6 Class	45,924	476,234
		6,272,902
INTERNATIONAL EQUITY FUNDS — 9.2%
NT Emerging Markets Fund R6 Class	42,064	410,544
NT International Growth Fund R6 Class	113,336	1,270,496
		1,681,040
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	915,834	915,834
INTERNATIONAL FIXED INCOME FUNDS — 4.5%
International Bond Fund R6 Class	59,253	824,802
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $18,665,376)		18,269,731
OTHER ASSETS AND LIABILITIES†		(67)
TOTAL NET ASSETS — 100.0%		$18,269,664

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

11

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice 2030 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.9%
NT Core Equity Plus Fund Institutional Class	44,252	$ 617,752
NT Equity Growth Fund Institutional Class	148,923	1,758,779
NT Growth Fund R6 Class	138,955	2,087,104
NT Heritage Fund R6 Class	76,492	950,035
NT Large Company Value Fund R6 Class	198,068	2,265,901
NT Mid Cap Value Fund R6 Class	83,543	994,156
NT Small Company Fund Institutional Class	65,736	661,304
Real Estate Fund R6 Class	14,301	345,236
		9,680,267
DOMESTIC FIXED INCOME FUNDS — 30.9%
High-Yield Fund R6 Class	92,534	570,935
Inflation-Adjusted Bond Fund Institutional Class	81,177	955,456
NT Diversified Bond Fund R6 Class	384,073	4,105,742
Short Duration Inflation Protection Bond Fund R6 Class	22,058	228,737
		5,860,870
INTERNATIONAL EQUITY FUNDS — 11.2%
NT Emerging Markets Fund R6 Class	53,492	522,085
NT International Growth Fund R6 Class	143,156	1,604,776
		2,126,861
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	953,074	953,074
INTERNATIONAL FIXED INCOME FUNDS — 2.0%
International Bond Fund R6 Class	27,406	381,496
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $19,386,239)		19,002,568
OTHER ASSETS AND LIABILITIES†		(65)
TOTAL NET ASSETS — 100.0%		$19,002,503

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2035 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 55.5%
NT Core Equity Plus Fund Institutional Class	31,839	$ 444,477
NT Equity Growth Fund Institutional Class	110,043	1,299,612
NT Growth Fund R6 Class	115,903	1,740,863
NT Heritage Fund R6 Class	60,542	751,935
NT Large Company Value Fund R6 Class	151,509	1,733,262
NT Mid Cap Value Fund R6 Class	62,994	749,623
NT Small Company Fund Institutional Class	57,464	578,090
Real Estate Fund R6 Class	11,709	282,663
		7,580,525
DOMESTIC FIXED INCOME FUNDS — 27.1%
High-Yield Fund R6 Class	58,804	362,823
Inflation-Adjusted Bond Fund Institutional Class	63,051	742,114
NT Diversified Bond Fund R6 Class	242,821	2,595,761
		3,700,698
INTERNATIONAL EQUITY FUNDS — 12.9%
NT Emerging Markets Fund R6 Class	48,990	478,145
NT International Growth Fund R6 Class	115,190	1,291,284
		1,769,429
MONEY MARKET FUNDS — 4.5%
Premium Money Market Fund Investor Class	617,008	617,008
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $14,075,110)		13,667,660
OTHER ASSETS AND LIABILITIES†		(38)
TOTAL NET ASSETS — 100.0%		$13,667,622

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

12

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice 2040 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 60.6%
NT Core Equity Plus Fund Institutional Class	31,140	$ 434,708
NT Equity Growth Fund Institutional Class	107,829	1,273,464
NT Growth Fund R6 Class	113,496	1,704,713
NT Heritage Fund R6 Class	64,977	807,010
NT Large Company Value Fund R6 Class	148,302	1,696,576
NT Mid Cap Value Fund R6 Class	67,588	804,299
NT Small Company Fund Institutional Class	50,934	512,393
Real Estate Fund R6 Class	11,939	288,218
		7,521,381
DOMESTIC FIXED INCOME FUNDS — 23.2%
High-Yield Fund R6 Class	46,355	286,011
Inflation-Adjusted Bond Fund Institutional Class	48,800	574,373
NT Diversified Bond Fund R6 Class	188,511	2,015,182
		2,875,566
INTERNATIONAL EQUITY FUNDS — 14.2%
NT Emerging Markets Fund R6 Class	54,019	527,229
NT International Growth Fund R6 Class	110,054	1,233,703
		1,760,932
MONEY MARKET FUNDS — 2.0%
Premium Money Market Fund Investor Class	249,100	249,100
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,779,562)		12,406,979
OTHER ASSETS AND LIABILITIES†		(31)
TOTAL NET ASSETS — 100.0%		$12,406,948

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2045 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 64.8%
NT Core Equity Plus Fund Institutional Class	33,859	$ 472,666
NT Equity Growth Fund Institutional Class	92,079	1,087,458
NT Growth Fund R6 Class	101,229	1,520,461
NT Heritage Fund R6 Class	61,292	761,249
NT Large Company Value Fund R6 Class	132,307	1,513,591
NT Mid Cap Value Fund R6 Class	63,767	758,824
NT Small Company Fund Institutional Class	41,530	417,789
Real Estate Fund R6 Class	11,190	270,125
		6,802,163
DOMESTIC FIXED INCOME FUNDS — 19.7%
High-Yield Fund R6 Class	33,235	205,059
Inflation-Adjusted Bond Fund Institutional Class	34,979	411,698
NT Diversified Bond Fund R6 Class	135,697	1,450,598
		2,067,355
INTERNATIONAL EQUITY FUNDS — 15.5%
NT Emerging Markets Fund R6 Class	56,436	550,819
NT International Growth Fund R6 Class	95,433	1,069,807
		1,620,626
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $10,840,335)		10,490,144
OTHER ASSETS AND LIABILITIES†		(22)
TOTAL NET ASSETS — 100.0%		$10,490,122

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

13

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice 2050 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 66.5%
NT Core Equity Plus Fund Institutional Class	23,339	$325,818
NT Equity Growth Fund Institutional Class	62,860	742,378
NT Growth Fund R6 Class	70,975	1,066,039
NT Heritage Fund R6 Class	42,249	524,733
NT Large Company Value Fund R6 Class	94,309	1,078,900
NT Mid Cap Value Fund R6 Class	43,946	522,957
NT Small Company Fund Institutional Class	33,983	341,868
Real Estate Fund R6 Class	8,474	204,565
		4,807,258
DOMESTIC FIXED INCOME FUNDS — 17.3%
High-Yield Fund R6 Class	19,973	123,236
Inflation-Adjusted Bond Fund Institutional Class	21,027	247,490
NT Diversified Bond Fund R6 Class	82,336	880,177
		1,250,903
INTERNATIONAL EQUITY FUNDS — 16.2%
NT Emerging Markets Fund R6 Class	46,310	451,981
NT International Growth Fund R6 Class	64,154	719,164
		1,171,145
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,499,356)		7,229,306
OTHER ASSETS AND LIABILITIES†		(14)
TOTAL NET ASSETS — 100.0%		$7,229,292

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2055 Portfolio R6
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 69.0%
NT Core Equity Plus Fund Institutional Class	9,656	$ 134,801
NT Equity Growth Fund Institutional Class	27,322	322,678
NT Growth Fund R6 Class	30,583	459,352
NT Heritage Fund R6 Class	18,220	226,298
NT Large Company Value Fund R6 Class	40,400	462,179
NT Mid Cap Value Fund R6 Class	18,830	224,076
NT Small Company Fund Institutional Class	14,835	149,239
Real Estate Fund R6 Class	3,781	91,272
		2,069,895
INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund R6 Class	19,944	194,651
NT International Growth Fund R6 Class	25,252	283,077
		477,728
DOMESTIC FIXED INCOME FUNDS — 15.1%
High-Yield Fund R6 Class	7,287	44,962
Inflation-Adjusted Bond Fund Institutional Class	7,665	90,222
NT Diversified Bond Fund R6 Class	29,612	316,551
		451,735
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,057,055)		2,999,358
OTHER ASSETS AND LIABILITIES†		(5)
TOTAL NET ASSETS — 100.0%		$2,999,353

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

 See Notes to Financial Statements.

14

Statement of Assets and Liabilities

JANUARY 31, 2014 (UNAUDITED)
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $7,737,402, $13,085,022 and $23,227,960, respectively)	$7,630,049	$12,898,369	$22,847,489
Receivable for capital shares sold	185,193	259,834	287,124
Distributions receivable from affiliates	4,730	6,665	14,698
	7,819,972	13,164,868	23,149,311

Liabilities
Payable for investments purchased	189,955	266,553	301,888
Payable for capital shares redeemed	—	—	27
	189,955	266,553	301,915

Net Assets	$7,630,017	$12,898,315	$22,847,396

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	748,525	1,262,589	2,233,802

Net Asset Value Per Share	$10.19	$10.22	$10.23

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,646,076	$12,992,914	$22,959,890
Undistributed net investment income	4,883	6,595	15,186
Undistributed net realized gain	86,411	85,459	252,791
Net unrealized depreciation	(107,353)	(186,653)	(380,471)
	$7,630,017	$12,898,315	$22,847,396

See Notes to Financial Statements.

15

JANUARY 31, 2014 (UNAUDITED)
	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $18,665,376, $19,386,239 and $14,075,110, respectively)	$18,269,731	$19,002,568	$13,667,660
Receivable for capital shares sold	1,116,402	301,555	1,422,778
Distributions receivable from affiliates	9,558	8,871	5,477
	19,395,691	19,312,994	15,095,915

Liabilities
Payable for investments purchased	1,124,312	310,491	1,428,293
Payable for capital shares redeemed	1,715	—	—
	1,126,027	310,491	1,428,293

Net Assets	$18,269,664	$19,002,503	$13,667,622

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	1,779,425	1,848,977	1,327,850

Net Asset Value Per Share	$10.27	$10.28	$10.29

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,437,874	$19,088,773	$13,814,707
Undistributed net investment income	9,758	9,161	5,592
Undistributed net realized gain	217,677	288,240	254,773
Net unrealized depreciation	(395,645)	(383,671)	(407,450)
	$18,269,664	$19,002,503	$13,667,622

See Notes to Financial Statements.

16

JANUARY 31, 2014 (UNAUDITED)
	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $12,779,562, $10,840,335 and $7,499,356, respectively)	$12,406,979	$10,490,144	$7,229,306
Receivable for capital shares sold	238,423	761,451	97,383
Distributions receivable from affiliates	4,732	3,069	2,076
	12,650,134	11,254,664	7,328,765

Liabilities
Payable for investments purchased	243,186	764,542	99,473

Net Assets	$12,406,948	$10,490,122	$7,229,292

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	1,202,770	1,015,459	700,590

Net Asset Value Per Share	$10.32	$10.33	$10.32

Net Assets Consist of:
Capital (par value and paid-in surplus)	$12,518,987	$10,629,120	$7,345,850
Undistributed net investment income	4,746	3,130	531
Undistributed net realized gain	255,798	208,063	152,961
Net unrealized depreciation	(372,583)	(350,191)	(270,050)
	$12,406,948	$10,490,122	$7,229,292

See Notes to Financial Statements.

17

JANUARY 31, 2014 (UNAUDITED)
One Choice 2055 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $3,057,055)	$2,999,358
Receivable for capital shares sold	10,390
Distributions receivable from affiliates	720
3,010,468

Liabilities
Payable for investments purchased	9,580
Payable for capital shares redeemed	1,535
11,115

Net Assets	$2,999,353

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	288,844

Net Asset Value Per Share	$10.38

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,053,165
Undistributed net investment income	730
Undistributed net realized gain	3,155
Net unrealized depreciation	(57,697)
$2,999,353

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$ 77,606	$ 99,946	$ 309,453

Expenses:
Directors’ fees and expenses	40	58	151

Net investment income (loss)	77,566	99,888	309,302

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(8,381)	(41,128)	(168,272)
Capital gain distributions received from underlying funds	94,792	126,587	421,063
	86,411	85,459	252,791

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(107,353)	(186,653)	(380,471)

Net realized and unrealized gain (loss) on affiliates	(20,942)	(101,194)	(127,680)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 56,624	$ (1,306)	$ 181,622

See Notes to Financial Statements.

19

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$ 167,600	$ 203,952	$ 166,526

Expenses:
Directors’ fees and expenses	84	97	69

Net investment income (loss)	167,516	203,855	166,457

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(18,567)	(15,690)	(6,963)
Capital gain distributions received from underlying funds	236,244	303,930	261,736
	217,677	288,240	254,773

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(395,645)	(383,671)	(407,450)

Net realized and unrealized gain (loss) on affiliates	(177,968)	(95,431)	(152,677)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (10,452)	$ 108,424	$ 13,780

See Notes to Financial Statements.

20

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$ 168,405	$ 128,104	$ 96,015

Expenses:
Directors’ fees and expenses	65	49	37

Net investment income (loss)	168,340	128,055	95,978

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(13,737)	(1,834)	(4,880)
Capital gain distributions received from underlying funds	269,535	209,897	157,841
	255,798	208,063	152,961

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(372,583)	(350,191)	(270,050)

Net realized and unrealized gain (loss) on affiliates	(116,785)	(142,128)	(117,089)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 51,555	$ (14,073)	$ (21,111)

See Notes to Financial Statements.

21

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
One Choice 2055 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$ 5,413

Expenses:
Directors’ fees and expenses	2

Net investment income (loss)	5,411

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(4,546)
Capital gain distributions received from underlying funds	7,701
3,155

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(57,697)

Net realized and unrealized gain (loss) on affiliates	(54,542)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(49,131)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND PERIOD ENDED JULY 31, 2013
	One Choice In Retirement Portfolio R6		One Choice 2015 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013(1)	January 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$77,566	—	$99,888	—
Net realized gain (loss)	86,411	—	85,459	—
Change in net unrealized appreciation (depreciation)	(107,353)	—	(186,653)	—
Net increase (decrease) in net assets resulting from operations	56,624	—	(1,306)	—

Distributions to Shareholders
From net investment income	(72,683)	—	(93,293)	—

Capital Share Transactions
Proceeds from shares sold	7,825,438	$25,000	14,754,264	$25,000
Proceeds from reinvestment of distributions	72,683	—	93,293	—
Payments for shares redeemed	(277,045)	—	(1,879,643)	—
Net increase (decrease) in net assets from capital share transactions	7,621,076	25,000	12,967,914	25,000

Net increase (decrease) in net assets	7,605,017	25,000	12,873,315	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$7,630,017	$25,000	$12,898,315	$25,000

Undistributed net investment income	$4,883	—	$6,595	—

Transactions in Shares of the Funds
Sold	765,851	2,500	1,433,059	2,500
Issued in reinvestment of distributions	7,063	—	9,049	—
Redeemed	(26,889)	—	(182,019)	—
Net increase (decrease) in shares of the funds	746,025	2,500	1,260,089	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

23

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND PERIOD ENDED JULY 31, 2013
	One Choice 2020 Portfolio R6		One Choice 2025 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013(1)	January 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$309,302	—	$167,516	—
Net realized gain (loss)	252,791	—	217,677	—
Change in net unrealized appreciation (depreciation)	(380,471)	—	(395,645)	—
Net increase (decrease) in net assets resulting from operations	181,622	—	(10,452)	—

Distributions to Shareholders
From net investment income	(294,116)	—	(157,758)	—

Capital Share Transactions
Proceeds from shares sold	28,823,819	$25,000	19,619,362	$25,000
Proceeds from reinvestment of distributions	294,116	—	157,758	—
Payments for shares redeemed	(6,183,045)	—	(1,364,246)	—
Net increase (decrease) in net assets from capital share transactions	22,934,890	25,000	18,412,874	25,000

Net increase (decrease) in net assets	22,822,396	25,000	18,244,664	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$22,847,396	$25,000	$18,269,664	$25,000

Undistributed net investment income	$15,186	—	$9,758	—

Transactions in Shares of the Funds
Sold	2,803,101	2,500	1,893,957	2,500
Issued in reinvestment of distributions	28,444	—	15,169	—
Redeemed	(600,243)	—	(132,201)	—
Net increase (decrease) in shares of the funds	2,231,302	2,500	1,776,925	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

24

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND PERIOD ENDED JULY 31, 2013
	One Choice 2030 Portfolio R6		One Choice 2035 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013(1)	January 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$ 203,855	—	$ 166,457	—
Net realized gain (loss)	288,240	—	254,773	—
Change in net unrealized appreciation (depreciation)	(383,671)	—	(407,450)	—
Net increase (decrease) in net assets resulting from operations	108,424	—	13,780	—

Distributions to Shareholders
From net investment income	(194,694)	—	(160,865)	—

Capital Share Transactions
Proceeds from shares sold	21,389,662	$25,000	14,191,618	$25,000
Proceeds from reinvestment of distributions	194,694	—	160,865	—
Payments for shares redeemed	(2,520,583)	—	(562,776)	—
Net increase (decrease) in net assets from capital share transactions	19,063,773	25,000	13,789,707	25,000

Net increase (decrease) in net assets	18,977,503	25,000	13,642,622	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$19,002,503	$25,000	$13,667,622	$25,000

Undistributed net investment income	$9,161	—	$5,592	—

Transactions in Shares of the Funds
Sold	2,068,950	2,500	1,363,860	2,500
Issued in reinvestment of distributions	18,649	—	15,350	—
Redeemed	(241,122)	—	(53,860)	—
Net increase (decrease) in shares of the funds	1,846,477	2,500	1,325,350	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

25

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND PERIOD ENDED JULY 31, 2013
	One Choice 2040 Portfolio R6		One Choice 2045 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013(1)	January 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$ 168,340	—	$ 128,055	—
Net realized gain (loss)	255,798	—	208,063	—
Change in net unrealized appreciation (depreciation)	(372,583)	—	(350,191)	—
Net increase (decrease) in net assets resulting from operations	51,555	—	(14,073)	—

Distributions to Shareholders
From net investment income	(163,594)	—	(124,925)	—

Capital Share Transactions
Proceeds from shares sold	12,844,364	$25,000	10,746,340	$25,000
Proceeds from reinvestment of distributions	163,594	—	124,925	—
Payments for shares redeemed	(513,971)	—	(267,145)	—
Net increase (decrease) in net assets from capital share transactions	12,493,987	25,000	10,604,120	25,000

Net increase (decrease) in net assets	12,381,948	25,000	10,465,122	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$12,406,948	$25,000	$10,490,122	$25,000

Undistributed net investment income	$4,746	—	$3,130	—

Transactions in Shares of the Funds
Sold	1,234,019	2,500	1,026,685	2,500
Issued in reinvestment of distributions	15,536	—	11,819	—
Redeemed	(49,285)	—	(25,545)	—
Net increase (decrease) in shares of the funds	1,200,270	2,500	1,012,959	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

26

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND PERIOD ENDED JULY 31, 2013
	One Choice 2050 Portfolio R6		One Choice 2055 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013(1)	January 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$ 95,978	—	$ 5,411	—
Net realized gain (loss)	152,961	—	3,155	—
Change in net unrealized appreciation (depreciation)	(270,050)	—	(57,697)	—
Net increase (decrease) in net assets resulting from operations	(21,111)	—	(49,131)	—

Distributions to Shareholders
From net investment income	(95,447)	—	(4,681)	—

Capital Share Transactions
Proceeds from shares sold	7,652,478	$25,000	3,362,914	$25,000
Proceeds from reinvestment of distributions	95,447	—	4,681	—
Payments for shares redeemed	(427,075)	—	(339,430)	—
Net increase (decrease) in net assets from capital share transactions	7,320,850	25,000	3,028,165	25,000

Net increase (decrease) in net assets	7,204,292	25,000	2,974,353	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$7,229,292	$25,000	$2,999,353	$25,000

Undistributed net investment income	$531	—	$730	—

Transactions in Shares of the Funds
Sold	729,670	2,500	317,797	2,500
Issued in reinvestment of distributions	9,030	—	440	—
Redeemed	(40,610)	—	(31,893)	—
Net increase (decrease) in shares of the funds	698,090	2,500	286,344	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

27

Notes to Financial Statements

JANUARY 31, 2014 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The investment objective of One Choice In Retirement Portfolio R6 is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios R6 is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio R6. The funds incepted on July 31, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds’ investment valuation process and to provide methodologies for the oversight of the funds’ pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

28

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio R6. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios R6. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2014 were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Purchases	$8,290,438	$15,154,134	$30,235,322	$19,790,402	$21,848,875
Sales	$569,655	$2,052,984	$6,864,090	$1,131,459	$2,471,946

	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Purchases	$14,507,370	$13,288,151	$11,071,490	$7,871,286	$3,328,009
Sales	$450,297	$519,852	$254,321	$392,050	$291,408

29

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2014 follows:

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice In Retirement Portfolio R6
NT Core Equity Plus Fund Institutional Class	54	$ 244,065	$ 9,702	$ 106	$ 9,340	16,385	$ 228,734
NT Equity Growth Fund Institutional Class	204	838,046	46,028	(1,203)	47,587	64,580	762,690
NT Growth Fund R6 Class	113	521,269	21,753	117	15,307	32,937	494,707
NT Heritage Fund R6 Class(2)	48	208,883	7,438	(638)	13,665	15,341	190,541
NT Large Company Value Fund R6 Class	239	877,578	34,300	219	18,039	72,832	833,202
NT Mid Cap Value Fund R6 Class	82	326,433	12,379	(406)	16,568	25,533	303,841
NT Small Company Fund Institutional Class	46	170,783	9,472	(143)	12,213	15,068	151,586
Real Estate Fund R6 Class	10	80,565	3,605	(170)	420	3,187	76,931
High-Yield Fund R6 Class	153	296,379	6,131	(21)	5,667	47,015	290,085
Inflation-Adjusted Bond Fund Institutional Class	155	429,157	314,007	(5,281)	2,777	9,768	114,973
NT Diversified Bond Fund R6 Class	625	2,082,380	60,006	(392)	12,531	190,600	2,037,514
Short Duration Inflation Protection Bond Fund R6 Class	—	477,057	10,130	(37)	694	44,976	466,399
Premium Money Market Fund Investor Class	2,500	781,075	18,987	—	17	764,588	764,588
International Bond Fund R6 Class	127	550,126	11,713	(307)	1,920	38,476	535,584
NT International Growth Fund R6 Class	113	406,642	12,385	(225)	15,653	33,780	378,674
		$8,290,438	$578,036	$(8,381)	$172,398		$7,630,049

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

30

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2015 Portfolio R6
NT Core Equity Plus Fund Institutional Class	54	$ 448,368	$ 50,034	$ (860)	$ 12,046	27,699	$ 386,683
NT Equity Growth Fund Institutional Class	202	1,517,981	180,385	(8,416)	61,733	109,175	1,289,353
NT Growth Fund R6 Class	120	1,006,569	121,990	(1,027)	20,730	57,822	868,485
NT Heritage Fund R6 Class(2)	55	423,411	53,896	(4,841)	19,629	28,529	354,329
NT Large Company Value Fund R6 Class	239	1,628,873	190,942	(857)	22,923	123,123	1,408,522
NT Mid Cap Value Fund R6 Class	87	639,535	76,215	(3,597)	22,608	45,861	545,746
NT Small Company Fund Institutional Class	46	309,469	39,428	(2,317)	15,880	25,473	256,256
Real Estate Fund R6 Class	11	156,890	20,089	(1,174)	512	5,657	136,559
High-Yield Fund R6 Class	151	547,098	61,480	(246)	7,014	78,435	483,946
Inflation-Adjusted Bond Fund Institutional Class	153	654,138	421,225	(8,692)	4,158	19,817	233,244
NT Diversified Bond Fund R6 Class	618	3,834,497	435,960	(3,186)	15,684	319,798	3,418,645
Short Duration Inflation Protection Bond Fund R6 Class	—	815,575	78,610	(264)	843	71,048	736,767
Premium Money Market Fund Investor Class	2,313	1,374,292	148,660	—	20	1,227,945	1,227,945
International Bond Fund R6 Class	122	992,425	110,557	(2,987)	2,177	63,187	879,564
NT Emerging Markets Fund R6 Class	10	41,710	7,765	(101)	66	3,298	32,185
NT International Growth Fund R6 Class	116	763,303	96,876	(2,563)	20,510	57,104	640,140
		$15,154,134	$2,094,112	$(41,128)	$226,533		$12,898,369

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

31

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2020 Portfolio R6
NT Core Equity Plus Fund Institutional Class	54	$ 872,423	$ 167,889	$ (4,250)	$ 36,071	49,078	$ 685,126
NT Equity Growth Fund Institutional Class	194	2,864,257	604,198	(31,537)	174,831	183,765	2,170,264
NT Growth Fund R6 Class	139	2,295,054	445,814	(7,876)	73,312	121,419	1,823,710
NT Heritage Fund R6 Class(2)	75	1,152,418	246,026	(23,801)	79,756	68,928	856,087
NT Large Company Value Fund R6 Class	245	3,262,298	678,068	(9,462)	70,632	223,096	2,552,217
NT Mid Cap Value Fund R6 Class	102	1,482,537	302,575	(15,386)	79,967	95,594	1,137,567
NT Small Company Fund Institutional Class	46	611,096	126,432	(8,517)	47,475	45,131	454,013
Real Estate Fund R6 Class	14	380,811	81,038	(4,776)	1,933	12,410	299,588
High-Yield Fund R6 Class	145	1,049,381	224,113	(1,301)	19,597	133,415	823,169
Inflation-Adjusted Bond Fund Institutional Class	148	1,774,848	1,053,743	(24,056)	21,741	60,472	711,756
NT Diversified Bond Fund R6 Class	591	7,377,730	1,603,934	(10,038)	43,552	543,030	5,804,993
Short Duration Inflation Protection Bond Fund R6 Class	—	1,186,823	235,313	(996)	1,844	91,654	950,449
NT Emerging Markets Fund R6 Class	38	402,603	101,108	(3,624)	985	29,214	285,125
NT International Growth Fund R6 Class	138	1,787,465	363,673	(13,650)	73,154	121,408	1,360,984
Premium Money Market Fund Investor Class	1,688	2,026,124	424,644	—	42	1,603,168	1,603,168
International Bond Fund R6 Class	104	1,709,454	373,794	(9,002)	5,624	95,494	1,329,273
		$30,235,322	$7,032,362	$(168,272)	$730,516		$22,847,489

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

32

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2025 Portfolio R6
NT Core Equity Plus Fund Institutional Class	54	$ 586,579	$ 19,739	$ (67)	$ 18,239	39,257	$ 548,022
NT Equity Growth Fund Institutional Class	189	1,835,789	68,477	(1,726)	86,571	143,120	1,690,249
NT Growth Fund R6 Class	163	1,803,441	83,315	(569)	43,041	112,306	1,686,836
NT Heritage Fund R6 Class(2)	88	902,268	34,346	(2,315)	48,833	66,163	821,739
NT Large Company Value Fund R6 Class	250	2,240,926	106,677	(771)	36,667	182,477	2,087,531
NT Mid Cap Value Fund R6 Class	112	1,082,793	43,464	(1,700)	44,576	84,126	1,001,101
NT Small Company Fund Institutional Class	59	510,111	26,341	(530)	30,109	45,137	454,083
Real Estate Fund R6 Class	16	302,039	14,352	(795)	1,197	11,831	285,592
High-Yield Fund R6 Class	137	654,993	30,480	(188)	9,917	100,782	621,822
Inflation-Adjusted Bond Fund Institutional Class	139	1,083,575	303,127	(6,652)	15,117	65,517	771,136
NT Diversified Bond Fund R6 Class	558	4,618,388	237,833	(1,188)	22,251	411,947	4,403,710
Short Duration Inflation Protection Bond Fund R6 Class	—	496,025	19,543	(58)	582	45,924	476,234
NT Emerging Markets Fund R6 Class	61	455,699	18,556	(128)	897	42,064	410,544
NT International Growth Fund R6 Class	161	1,383,390	52,998	(1,045)	43,554	113,336	1,270,496
Premium Money Market Fund Investor Class	1,250	963,944	49,360	—	17	915,834	915,834
International Bond Fund R6 Class	77	870,442	41,418	(835)	2,276	59,253	824,802
		$19,790,402	$1,150,026	$(18,567)	$403,844		$18,269,731

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

33

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2030 Portfolio R6
NT Core Equity Plus Fund Institutional Class	58	$ 706,512	$ 72,818	$ 1,080	$ 22,943	44,252	$ 617,752
NT Equity Growth Fund Institutional Class	189	2,038,766	211,747	47	100,031	148,923	1,758,779
NT Growth Fund R6 Class	193	2,379,681	264,938	1,112	59,344	138,955	2,087,104
NT Heritage Fund R6 Class(2)	96	1,126,679	124,611	(5,216)	62,864	76,492	950,035
NT Large Company Value Fund R6 Class	264	2,579,398	280,939	4,485	44,186	198,068	2,265,901
NT Mid Cap Value Fund R6 Class	107	1,148,103	120,366	(1,134)	49,300	83,543	994,156
NT Small Company Fund Institutional Class	81	786,388	83,504	(325)	48,793	65,736	661,304
Real Estate Fund R6 Class	19	389,266	44,787	(2,920)	1,577	14,301	345,236
High-Yield Fund R6 Class	122	641,440	69,523	(106)	10,465	92,534	570,935
Inflation-Adjusted Bond Fund Institutional Class	126	1,238,878	270,029	(5,753)	20,668	81,177	955,456
NT Diversified Bond Fund R6 Class	499	4,574,978	494,136	(3,329)	23,779	384,073	4,105,742
Short Duration Inflation Protection Bond Fund R6 Class	—	236,685	7,751	(27)	313	22,058	228,737
NT Emerging Markets Fund R6 Class	73	627,079	76,278	(836)	1,273	53,492	522,085
NT International Growth Fund R6 Class	194	1,891,382	217,484	(1,840)	61,185	143,156	1,604,776
Premium Money Market Fund Investor Class	1,250	1,061,965	110,141	—	20	953,074	953,074
International Bond Fund R6 Class	32	421,675	38,584	(928)	1,141	27,406	381,496
		$21,848,875	$2,487,636	$(15,690)	$507,882		$19,002,568

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

34

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2035 Portfolio R6
NT Core Equity Plus Fund Institutional Class	58	$ 471,890	$ 11,782	$ (105)	$ 18,075	31,839	$ 444,477
NT Equity Growth Fund Institutional Class	197	1,408,471	43,113	(817)	81,126	110,043	1,299,612
NT Growth Fund R6 Class	224	1,827,612	52,743	(331)	54,399	115,903	1,740,863
NT Heritage Fund R6 Class(2)	108	828,643	25,866	(1,657)	54,336	60,542	751,935
NT Large Company Value Fund R6 Class	280	1,820,682	52,534	32	36,973	151,509	1,733,262
NT Mid Cap Value Fund R6 Class	115	806,579	23,609	(835)	40,690	62,994	749,623
NT Small Company Fund Institutional Class	98	648,776	28,936	(448)	46,987	57,464	578,090
Real Estate Fund R6 Class	21	295,761	8,735	(519)	1,387	11,709	282,663
High-Yield Fund R6 Class	105	372,049	7,385	(33)	6,537	58,804	362,823
Inflation-Adjusted Bond Fund Institutional Class	108	778,000	19,777	(790)	17,587	63,051	742,114
NT Diversified Bond Fund R6 Class	434	2,677,715	91,879	(771)	14,811	242,821	2,595,761
NT Emerging Markets Fund R6 Class	89	523,208	14,289	(37)	1,279	48,990	478,145
NT International Growth Fund R6 Class	220	1,419,225	63,798	(652)	54,063	115,190	1,291,284
Premium Money Market Fund Investor Class	1,063	628,759	12,814	—	12	617,008	617,008
		$14,507,370	$457,260	$(6,963)	$428,262		$13,667,660

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

35

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2040 Portfolio R6
NT Core Equity Plus Fund Institutional Class	65	$ 470,420	$ 22,341	$ (327)	$ 18,605	31,140	$ 434,708
NT Equity Growth Fund Institutional Class	209	1,387,649	53,965	(2,523)	83,806	107,829	1,273,464
NT Growth Fund R6 Class	241	1,811,874	79,632	(1,018)	56,068	113,496	1,704,713
NT Heritage Fund R6 Class(2)	128	899,177	38,027	(2,697)	61,579	64,977	807,010
NT Large Company Value Fund R6 Class	302	1,784,504	59,392	(925)	38,101	148,302	1,696,576
NT Mid Cap Value Fund R6 Class	135	874,459	37,442	(1,599)	45,972	67,588	804,299
NT Small Company Fund Institutional Class	95	573,246	23,524	(1,016)	43,878	50,934	512,393
Real Estate Fund R6 Class	24	304,807	15,692	(822)	1,480	11,939	288,218
High-Yield Fund R6 Class	91	296,432	9,603	(25)	5,674	46,355	286,011
Inflation-Adjusted Bond Fund Institutional Class	92	606,911	21,338	(789)	14,258	48,800	574,373
NT Diversified Bond Fund R6 Class	372	2,080,424	77,500	(349)	12,668	188,511	2,015,182
NT Emerging Markets Fund R6 Class	112	594,453	34,351	(529)	1,491	54,019	527,229
NT International Growth Fund R6 Class	225	1,348,809	54,459	(1,118)	54,354	110,054	1,233,703
Premium Money Market Fund Investor Class	437	254,986	6,323	—	6	249,100	249,100
		$13,288,151	$533,589	$(13,737)	$437,940		$12,406,979

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

36

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2045 Portfolio R6
NT Core Equity Plus Fund Institutional Class	81	$ 499,684	$ 11,176	$ 39	$ 17,708	33,859	$ 472,666
NT Equity Growth Fund Institutional Class	210	1,166,660	27,191	(15)	62,541	92,079	1,087,458
NT Growth Fund R6 Class	254	1,589,287	40,945	(220)	43,758	101,229	1,520,461
NT Heritage Fund R6 Class(2)	140	828,528	19,383	(530)	50,742	61,292	761,249
NT Large Company Value Fund R6 Class	318	1,581,759	37,861	240	29,799	132,307	1,513,591
NT Mid Cap Value Fund R6 Class	148	808,707	18,346	(310)	37,973	63,767	758,824
NT Small Company Fund Institutional Class	96	469,072	22,705	(44)	31,180	41,530	417,789
Real Estate Fund R6 Class	26	276,217	2,589	(134)	1,247	11,190	270,125
High-Yield Fund R6 Class	78	208,531	2,593	(9)	3,513	33,235	205,059
Inflation-Adjusted Bond Fund Institutional Class	79	424,855	5,266	(108)	9,043	34,979	411,698
NT Diversified Bond Fund R6 Class	319	1,482,154	38,664	(244)	7,893	135,697	1,450,598
NT Emerging Markets Fund R6 Class	134	595,741	10,269	(165)	1,363	56,436	550,819
NT International Growth Fund R6 Class	228	1,140,295	19,167	(334)	41,241	95,433	1,069,807
		$11,071,490	$256,155	$(1,834)	$338,001		$10,490,144

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

37

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2050 Portfolio R6
NT Core Equity Plus Fund Institutional Class	81	$ 353,195	$ 15,656	$ 31	$ 13,146	23,339	$ 325,818
NT Equity Growth Fund Institutional Class	212	821,237	41,429	(635)	46,003	62,860	742,378
NT Growth Fund R6 Class	259	1,155,237	68,062	75	32,970	70,975	1,066,039
NT Heritage Fund R6 Class(2)	140	589,212	29,779	(1,380)	37,734	42,249	524,733
NT Large Company Value Fund R6 Class	329	1,158,865	56,939	276	22,793	94,309	1,078,900
NT Mid Cap Value Fund R6 Class	148	572,974	27,373	(668)	28,119	43,946	522,957
NT Small Company Fund Institutional Class	110	396,348	29,743	(806)	27,630	33,983	341,868
Real Estate Fund R6 Class	29	219,121	12,511	(476)	1,003	8,474	204,565
High-Yield Fund R6 Class	68	126,400	2,733	3	2,302	19,973	123,236
Inflation-Adjusted Bond Fund Institutional Class	69	266,811	15,277	(609)	5,815	21,027	247,490
NT Diversified Bond Fund R6 Class	279	923,731	49,557	(212)	5,226	82,336	880,177
NT Emerging Markets Fund R6 Class	159	500,502	16,818	(25)	1,210	46,310	451,981
NT International Growth Fund R6 Class	222	787,653	31,053	(454)	29,905	64,154	719,164
		$7,871,286	$396,930	$(4,880)	$253,856		$7,229,306

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

38

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2055 Portfolio R6
NT Core Equity Plus Fund Institutional Class	81	$ 150,447	$ 12,607	$ (95)	$ 635	9,656	$ 134,801
NT Equity Growth Fund Institutional Class	220	359,177	30,440	(662)	2,325	27,322	322,678
NT Growth Fund R6 Class	265	511,230	47,196	(142)	1,647	30,583	459,352
NT Heritage Fund R6 Class(2)	144	251,162	24,912	(1,222)	1,897	18,220	226,298
NT Large Company Value Fund R6 Class	337	516,665	43,160	(177)	1,132	40,400	462,179
NT Mid Cap Value Fund R6 Class	153	247,755	22,899	(417)	1,370	18,830	224,076
NT Small Company Fund Institutional Class	116	168,706	15,369	(556)	1,403	14,835	149,239
Real Estate Fund R6 Class	31	97,882	9,914	(109)	59	3,781	91,272
NT Emerging Markets Fund R6 Class	166	218,617	15,196	(600)	61	19,944	194,651
NT International Growth Fund R6 Class	214	316,926	27,648	(267)	1,376	25,252	283,077
High-Yield Fund R6 Class	61	48,530	3,823	(5)	289	7,287	44,962
Inflation-Adjusted Bond Fund Institutional Class	61	97,247	9,291	(273)	246	7,665	90,222
NT Diversified Bond Fund R6 Class	247	343,665	33,499	(21)	674	29,612	316,551
		$3,328,009	$295,954	$(4,546)	$13,114		$2,999,358

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

39

7. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Federal tax cost of investments	$7,741,959	$13,121,957	$23,386,183	$18,684,553	$19,415,364
Gross tax appreciation of investments	$8,178	$11,190	$15,750	$16,450	$18,519
Gross tax depreciation of investments	(120,088)	(234,778)	(554,444)	(431,272)	(431,315)
Net tax appreciation (depreciation) of investments	$ (111,910)	$ (223,588)	$ (538,694)	$ (414,822)	$ (412,796)

	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Federal tax cost of investments	$14,083,339	$12,793,859	$10,842,977	$7,506,599	$3,061,763
Gross tax appreciation of investments	$5,207	$7,996	$3,684	$2,948	$7,329
Gross tax depreciation of investments	(420,886)	(394,876)	(356,517)	(280,241)	(69,734)
Net tax appreciation (depreciation) of investments	$ (415,679)	$ (386,880)	$ (352,833)	$ (277,293)	$ (62,405)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

40

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio R6 — R6 Class
2014(4)	$10.00	0.24	0.11	0.35	(0.16)	$10.19	3.45%	0.00%(5)(6)	4.60%(5)	16%	$7,630
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2015 Portfolio R6 — R6 Class
2014(4)	$10.00	0.25	0.11	0.36	(0.14)	$10.22	3.63%	0.00%(5)(6)	4.83%(5)	40%	$12,898
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2020 Portfolio R6 — R6 Class
2014(4)	$10.00	0.27	0.11	0.38	(0.15)	$10.23	3.77%	0.00%(5)(6)	5.18%(5)	56%	$22,847
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2025 Portfolio R6 — R6 Class
2014(4)	$10.00	0.27	0.15	0.42	(0.15)	$10.27	4.15%	0.00%(5)(6)	5.10%(5)	15%	$18,270
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2030 Portfolio R6 — R6 Class
2014(4)	$10.00	0.27	0.17	0.44	(0.16)	$10.28	4.39%	0.00%(5)(6)	5.14%(5)	29%	$19,003
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2035 Portfolio R6 — R6 Class
2014(4)	$10.00	0.33	0.14	0.47	(0.18)	$10.29	4.67%	0.00%(5)(6)	6.22%(5)	7%	$13,668
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

41

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio R6 — R6 Class
2014(4)	$10.00	0.32	0.19	0.51	(0.19)	$10.32	5.10%	0.00%(5)(6)	6.14%(5)	9%	$12,407
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2045 Portfolio R6 — R6 Class
2014(4)	$10.00	0.34	0.18	0.52	(0.19)	$10.33	5.19%	0.00%(5)(6)	6.46%(5)	6%	$10,490
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2050 Portfolio R6 — R6 Class
2014(4)	$10.00	0.34	0.19	0.53	(0.21)	$10.32	5.23%	0.00%(5)(6)	6.40%(5)	12%	$7,229
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2055 Portfolio R6 — R6 Class
2014(4)	$10.00	0.10	0.44	0.54	(0.16)	$10.38	5.31%	0.00%(5)(6)	1.95%(5)	53%	$2,999
2013(7)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

42

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-378-9878. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at ipro.americancentury.com and, upon request, by calling 1-800-378-9878.

43

Notes

44

Contact Us	ipro.americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Services Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81373 1403

SEMIANNUAL REPORT	JANUARY 31, 2014

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

President’s Letter	2
Performance	3
Portfolio Characteristics	4
Shareholder Fee Examples	5
Schedules of Investments	7
Statements of Assets and Liabilities	10
Statements of Operations	12
Statements of Changes in Net Assets	14
Notes to Financial Statements	17
Financial Highlights	26
Additional Information	29

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Mostly “Risk-On” Returns Despite Volatility

Stock indices and government bond yields mostly climbed during the six-month period, though they were subject to periodic bouts of volatility, particularly in August, October, and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.

These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield corporate bonds. A notable exception: emerging markets (EM) securities, which lost luster due to political turmoil in some EM countries, rising inflation in others, slowing growth, currency volatility, and higher, increasingly competitive bond yields in developed countries as those economies improved.

Other underperformers included more conservative/defensive stock and bond sectors (such as utilities and U.S Treasury bonds) and potentially inflation-hedging investments such as inflation-indexed securities, real estate investment trusts, and commodities-based securities. In this environment, the S&P 500 Index advanced 6.85%, about half the gain of some developed-nation small-cap indices, and the 10-year U.S. Treasury note returned 0.76% as its yield remained mostly in a range between 2.50% and 3.00%.

Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Stocks should not be expected to duplicate 2013’s stellar results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative — Investor Class	AONIX	2.10%	3.36%	7.24%	4.86%	9/30/04
One Choice Portfolio: Conservative — Investor Class	AOCIX	3.45%	7.41%	10.66%	6.03%	9/30/04
One Choice Portfolio: Moderate — Investor Class	AOMIX	4.46%	10.75%	13.45%	7.04%	9/30/04
One Choice Portfolio: Aggressive — Investor Class	AOGIX	5.58%	13.51%	15.63%	7.63%	9/30/04
One Choice Portfolio: Very Aggressive — Investor Class	AOVIX	6.36%	16.65%	17.16%	7.77%	9/30/04
Russell 3000 Index	—	7.50%	22.60%	20.02%	7.90%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.67%	—

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.64%
One Choice Portfolio: Conservative — Investor Class	0.75%
One Choice Portfolio: Moderate — Investor Class	0.88%
One Choice Portfolio: Aggressive — Investor Class	0.98%
One Choice Portfolio: Very Aggressive — Investor Class	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

3

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2014
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.0%	1.9%	3.9%	4.4%	4.7%
Equity Growth Fund	3.9%	6.9%	11.9%	9.9%	13.0%
Growth Fund	3.5%	5.7%	8.9%	15.5%	18.8%
Heritage Fund	1.5%	4.0%	7.0%	13.6%	16.6%
Large Company Value Fund	6.9%	9.9%	8.4%	7.4%	9.4%
Mid Cap Value Fund	4.9%	6.6%	5.4%	4.7%	6.0%
Real Estate Fund	2.0%	2.0%	2.0%	2.1%	2.1%
Small Company Fund	1.9%	2.5%	3.0%	3.2%	3.5%
Emerging Markets Fund	—	—	3.9%	6.4%	7.5%
International Growth Fund	—	5.9%	9.8%	12.3%	15.3%
Total Equity	25.6%	45.4%	64.2%	79.5%	96.9%
Fixed Income
Diversified Bond Fund	31.2%	29.4%	18.5%	10.2%	2.1%
High-Yield Fund	—	—	3.0%	5.1%	—
Inflation-Adjusted Bond Fund	10.1%	9.1%	6.1%	4.2%	—
Short Duration Fund	7.0%	—	—	—	—
Short Duration Inflation Protection Bond Fund	8.1%	—	—	—	—
International Bond Fund	10.0%	8.1%	3.1%	—	—
Total Fixed Income	66.4%	46.6%	30.7%	19.5%	2.1%
Prime Money Market Fund	8.0%	8.0%	5.1%	1.0%	1.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.
(2)	Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 - 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 - 1/31/14	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,021.00	$0.00	0.00%(3)	$3.36	0.66%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.36	0.66%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,034.50	$0.00	0.00%(3)	$3.85	0.75%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.82	0.75%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,044.60	$0.00	0.00%(3)	$4.48	0.87%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.43	0.87%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,055.80	$0.00	0.00%(3)	$5.08	0.98%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.99	0.98%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,063.60	$0.00	0.00%(3)	$5.41	1.04%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.30	1.04%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%

6

Schedule of Investments

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice Portfolio: Very Conservative
Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 56.4%
Diversified Bond Fund Investor Class	9,935,362	$106,109,663
Inflation-Adjusted Bond Fund Investor Class	2,923,719	34,382,931
Short Duration Fund Investor Class	2,296,601	23,930,584
Short Duration Inflation Protection Bond Fund Investor Class	2,655,783	27,354,568
		191,777,746
DOMESTIC EQUITY FUNDS — 25.6%
Core Equity Plus Fund Investor Class	241,963	3,285,857
Equity Growth Fund Investor Class	451,264	13,379,990
Growth Fund Investor Class	370,202	11,727,988
Heritage Fund Investor Class	201,312	5,030,795
Large Company Value Fund Investor Class	3,007,168	23,395,765
Mid Cap Value Fund Investor Class	1,083,805	16,690,593
Real Estate Fund Investor Class	284,765	6,862,846
Small Company Fund Investor Class	546,908	6,551,954
		86,925,788
INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	2,450,094	34,129,808
MONEY MARKET FUNDS — 8.0%
Prime Money Market Fund Investor Class	27,341,713	27,341,713
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $309,558,594)		340,175,055
OTHER ASSETS AND LIABILITIES†		(1,885)
TOTAL NET ASSETS — 100.0%		$340,173,170

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice Portfolio: Conservative
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.5%
Core Equity Plus Fund Investor Class	1,191,094	$16,175,060
Equity Growth Fund Investor Class	1,934,336	57,353,054
Growth Fund Investor Class	1,491,103	47,238,151
Heritage Fund Investor Class	1,322,259	33,043,245
Large Company Value Fund Investor Class	10,497,014	81,666,772
Mid Cap Value Fund Investor Class	3,566,870	54,929,795
Real Estate Fund Investor Class	694,114	16,728,138
Small Company Fund Investor Class	1,696,271	20,321,330
		327,455,545
DOMESTIC FIXED INCOME FUNDS — 38.5%
Diversified Bond Fund Investor Class	22,768,370	243,166,192
Inflation-Adjusted Bond Fund Investor Class	6,415,136	75,442,001
		318,608,193
INTERNATIONAL FIXED INCOME FUNDS — 8.1%
International Bond Fund Investor Class	4,807,802	66,972,685
MONEY MARKET FUNDS — 8.0%
Prime Money Market Fund Investor Class	66,444,333	66,444,333
INTERNATIONAL EQUITY FUNDS — 5.9%
International Growth Fund Investor Class	3,717,116	48,582,707
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $716,300,277)		828,063,463
OTHER ASSETS AND LIABILITIES†		(3,401)
TOTAL NET ASSETS — 100.0%		$828,060,062

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

7

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice Portfolio: Moderate
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.5%
Core Equity Plus Fund Investor Class	3,651,384	$49,585,796
Equity Growth Fund Investor Class	5,087,178	150,834,837
Growth Fund Investor Class	3,567,390	113,014,903
Heritage Fund Investor Class	3,542,375	88,523,945
Large Company Value Fund Investor Class	13,632,236	106,058,794
Mid Cap Value Fund Investor Class	4,475,673	68,925,359
Real Estate Fund Investor Class	1,075,253	25,913,602
Small Company Fund Investor Class	3,122,339	37,405,616
		640,262,852
DOMESTIC FIXED INCOME FUNDS — 27.6%
Diversified Bond Fund Investor Class	21,910,214	234,001,085
High-Yield Fund Investor Class	6,236,260	38,477,725
Inflation-Adjusted Bond Fund Investor Class	6,631,041	77,981,045
		350,459,855
INTERNATIONAL EQUITY FUNDS — 13.7%
Emerging Markets Fund Investor Class	6,083,914	49,523,057
International Growth Fund Investor Class	9,534,124	124,611,001
		174,134,058
MONEY MARKET FUNDS — 5.1%
Prime Money Market Fund Investor Class	64,415,504	64,415,504
INTERNATIONAL FIXED INCOME FUNDS — 3.1%
International Bond Fund Investor Class	2,795,217	38,937,368
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $1,032,570,224)		1,268,209,637
OTHER ASSETS AND LIABILITIES†		(1,844)
TOTAL NET ASSETS — 100.0%		$1,268,207,793

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 60.8%
Core Equity Plus Fund Investor Class	3,120,856	$42,381,225
Equity Growth Fund Investor Class	3,208,733	95,138,942
Growth Fund Investor Class	4,696,339	148,780,004
Heritage Fund Investor Class	5,190,619	129,713,578
Large Company Value Fund Investor Class	9,112,757	70,897,252
Mid Cap Value Fund Investor Class	2,932,749	45,164,339
Real Estate Fund Investor Class	819,724	19,755,345
Small Company Fund Investor Class	2,540,117	30,430,596
		582,261,281
DOMESTIC FIXED INCOME FUNDS — 19.5%
Diversified Bond Fund Investor Class	9,164,740	97,879,419
High-Yield Fund Investor Class	7,913,742	48,827,790
Inflation-Adjusted Bond Fund Investor Class	3,367,792	39,605,232
		186,312,441
INTERNATIONAL EQUITY FUNDS — 18.7%
Emerging Markets Fund Investor Class	7,549,785	61,455,249
International Growth Fund Investor Class	9,008,046	117,735,167
		179,190,416
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	9,758,441	9,758,441
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $762,905,040)		957,522,579
OTHER ASSETS AND LIABILITIES†		(1,639)
TOTAL NET ASSETS — 100.0%		$957,520,940

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

8

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 74.1%
Core Equity Plus Fund Investor Class	887,449	$12,051,561
Equity Growth Fund Investor Class	1,114,866	33,055,767
Growth Fund Investor Class	1,514,467	47,978,308
Heritage Fund Investor Class	1,692,337	42,291,499
Large Company Value Fund Investor Class	3,079,510	23,958,586
Mid Cap Value Fund Investor Class	989,196	15,233,612
Real Estate Fund Investor Class	218,468	5,265,089
Small Company Fund Investor Class	737,222	8,831,923
		188,666,345
INTERNATIONAL EQUITY FUNDS — 22.8%
Emerging Markets Fund Investor Class	2,333,952	18,998,366
International Growth Fund Investor Class	2,989,486	39,072,579
		58,070,945
DOMESTIC FIXED INCOME FUNDS — 2.1%
Diversified Bond Fund Investor Class	487,270	5,204,040
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	2,609,177	2,609,177
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $181,897,205)		254,550,507
OTHER ASSETS AND LIABILITIES†		(75)
TOTAL NET ASSETS — 100.0%		$254,550,432

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JANUARY 31, 2014 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $309,558,594, $716,300,277 and $1,032,570,224, respectively)	$340,175,055	$828,063,463	$1,268,209,637
Receivable for investments sold	162,880	545,579	—
Receivable for capital shares sold	182,016	510,665	1,466,672
Distributions receivable from affiliates	260,507	520,143	686,469
	340,780,458	829,639,850	1,270,362,778

Liabilities
Payable for investments purchased	262,392	523,628	1,391,519
Payable for capital shares redeemed	344,896	1,056,160	763,466
	607,288	1,579,788	2,154,985

Net Assets	$340,173,170	$828,060,062	$1,268,207,793

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	29,364,457	63,957,608	88,999,273

Net Asset Value Per Share	$11.58	$12.95	$14.25

Net Assets Consist of:
Capital (par value and paid-in surplus)	$312,795,357	$727,465,581	$1,073,942,369
Undistributed net investment income	249,084	1,045,605	3,136,037
Accumulated net realized loss	(3,487,732)	(12,214,310)	(44,510,026)
Net unrealized appreciation	30,616,461	111,763,186	235,639,413
	$340,173,170	$828,060,062	$1,268,207,793

See Notes to Financial Statements.

10

JANUARY 31, 2014 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $762,905,040 and $181,897,205, respectively)	$957,522,579	$254,550,507
Receivable for investments sold	924,689	—
Receivable for capital shares sold	351,578	266,837
Distributions receivable from affiliates	447,895	11,395
	959,246,741	254,828,739

Liabilities
Payable for investments purchased	451,209	117,688
Payable for capital shares redeemed	1,274,592	160,619
	1,725,801	278,307

Net Assets	$957,520,940	$254,550,432

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	62,464,660	15,778,387

Net Asset Value Per Share	$15.33	$16.13

Net Assets Consist of:
Capital (par value and paid-in surplus)	$778,712,395	$197,877,266
Undistributed net investment income	2,075,101	2,069,246
Accumulated net realized loss	(17,884,095)	(18,049,382)
Net unrealized appreciation	194,617,539	72,653,302
	$957,520,940	$254,550,432

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$3,576,604	$9,661,663	$15,817,988

Expenses:
Directors’ fees and expenses	5,283	12,028	18,357

Net investment income (loss)	3,571,321	9,649,635	15,799,631

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	986,657	(305,922)	(427,353)
Capital gain distributions received from underlying funds	3,523,715	12,659,317	25,470,520
	4,510,372	12,353,395	25,043,167

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(720,718)	4,503,984	10,744,574

Net realized and unrealized gain (loss) on affiliates	3,789,654	16,857,379	35,787,741

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,360,975	$26,507,014	$51,587,372

See Notes to Financial Statements.

12

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$11,419,446	$2,904,266

Expenses:
Directors’ fees and expenses	13,721	3,782

Net investment income (loss)	11,405,725	2,900,484

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	958,837	144,331
Capital gain distributions received from underlying funds	24,769,567	7,750,629
	25,728,404	7,894,960

Change in net unrealized appreciation (depreciation) on investments in underlying funds	9,646,579	4,169,078

Net realized and unrealized gain (loss) on affiliates	35,374,983	12,064,038

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,780,708	$14,964,522

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$3,571,321	$5,786,690	$9,649,635	$12,134,400
Net realized gain (loss)	4,510,372	2,591,505	12,353,395	2,181,605
Change in net unrealized appreciation (depreciation)	(720,718)	4,329,003	4,503,984	43,533,461
Net increase (decrease) in net assets resulting from operations	7,360,975	12,707,198	26,507,014	57,849,466

Distributions to Shareholders
From net investment income	(3,620,080)	(5,714,296)	(9,097,223)	(12,019,382)
From net realized gains	(2,884,902)	(2,174,312)	—	—
Decrease in net assets from distributions	(6,504,982)	(7,888,608)	(9,097,223)	(12,019,382)

Capital Share Transactions
Proceeds from shares sold	44,425,959	175,070,125	133,725,190	238,210,253
Proceeds from reinvestment of distributions	6,352,220	7,669,525	8,916,887	11,764,492
Payments for shares redeemed	(63,087,542)	(130,997,024)	(78,117,917)	(123,029,511)
Net increase (decrease) in net assets from capital share transactions	(12,309,363)	51,742,626	64,524,160	126,945,234

Net increase (decrease) in net assets	(11,453,370)	56,561,216	81,933,951	172,775,318

Net Assets
Beginning of period	351,626,540	295,065,324	746,126,111	573,350,793
End of period	$340,173,170	$351,626,540	$828,060,062	$746,126,111

Undistributed net investment income	$249,084	$297,843	$1,045,605	$493,193

Transactions in Shares of the Funds
Sold	3,830,069	15,207,290	10,405,638	19,357,865
Issued in reinvestment of distributions	548,700	671,694	687,971	967,975
Redeemed	(5,439,356)	(11,388,907)	(6,075,408)	(10,017,581)
Net increase (decrease) in shares of the funds	(1,060,587)	4,490,077	5,018,201	10,308,259

See Notes to Financial Statements.

14

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$15,799,631	$17,853,732	$11,405,725	$12,628,776
Net realized gain (loss)	25,043,167	2,057,877	25,728,404	2,687,585
Change in net unrealized appreciation (depreciation)	10,744,574	111,824,039	9,646,579	110,506,997
Net increase (decrease) in net assets resulting from operations	51,587,372	131,735,648	46,780,708	125,823,358

Distributions to Shareholders
From net investment income	(13,347,352)	(17,736,660)	(14,880,955)	(11,004,640)

Capital Share Transactions
Proceeds from shares sold	173,747,654	288,203,911	133,109,576	286,287,049
Proceeds from reinvestment of distributions	13,155,125	17,397,464	14,764,869	10,916,991
Payments for shares redeemed	(90,503,619)	(155,755,184)	(75,160,653)	(125,315,608)
Net increase (decrease) in net assets from capital share transactions	96,399,160	149,846,191	72,713,792	171,888,432

Net increase (decrease) in net assets	134,639,180	263,845,179	104,613,545	286,707,150

Net Assets
Beginning of period	1,133,568,613	869,723,434	852,907,395	566,200,245
End of period	$1,268,207,793	$1,133,568,613	$957,520,940	$852,907,395

Undistributed net investment income	$3,136,037	$683,758	$2,075,101	$5,550,331

Transactions in Shares of the Funds
Sold	12,258,362	21,914,726	8,619,056	21,472,247
Issued in reinvestment of distributions	916,956	1,347,690	941,037	833,995
Redeemed	(6,399,156)	(11,939,485)	(4,916,354)	(9,130,607)
Net increase (decrease) in shares of the funds	6,776,162	11,322,931	4,643,739	13,175,635

See Notes to Financial Statements.

15

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$2,900,484	$2,737,383
Net realized gain (loss)	7,894,960	1,559,728
Change in net unrealized appreciation (depreciation)	4,169,078	38,409,586
Net increase (decrease) in net assets resulting from operations	14,964,522	42,706,697

Distributions to Shareholders
From net investment income	(2,299,010)	(2,001,337)

Capital Share Transactions
Proceeds from shares sold	25,732,905	55,220,412
Proceeds from reinvestment of distributions	2,279,094	1,978,556
Payments for shares redeemed	(20,756,413)	(56,467,670)
Net increase (decrease) in net assets from capital share transactions	7,255,586	731,298

Net increase (decrease) in net assets	19,921,098	41,436,658

Net Assets
Beginning of period	234,629,334	193,192,676
End of period	$254,550,432	$234,629,334

Undistributed net investment income	$2,069,246	$1,467,772

Transactions in Shares of the Funds
Sold	1,601,490	3,971,089
Issued in reinvestment of distributions	136,965	150,232
Redeemed	(1,297,413)	(4,086,886)
Net increase (decrease) in shares of the funds	441,042	34,435

See Notes to Financial Statements.

16

Notes to Financial Statements

JANUARY 31, 2014 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds’ investment valuation process and to provide methodologies for the oversight of the funds’ pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2014 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$19,513,601	$91,703,351	$145,022,981	$121,914,266	$24,837,658
Sales	$31,230,998	$13,964,015	$20,699,000	$27,904,344	$9,229,893

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5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2014 follows:

	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Very Conservative
Diversified Bond Fund Investor Class	10,502,516	$3,930,295	$10,482,755	$(521,532)	$2,171,686	9,935,362	$106,109,663
Inflation-Adjusted Bond Fund Investor Class	2,885,421	1,998,067	1,760,664	(178,958)	1,161,782	2,923,719	34,382,931
Short Duration Fund Investor Class	2,349,054	295,787	851,542	(8,871)	178,184	2,296,601	23,930,584
Short Duration Inflation Protection Bond Fund Investor Class	2,721,692	252,509	957,901	(26,206)	61,206	2,655,783	27,354,568
Core Equity Plus Fund Investor Class	262,646	279,717	478,662	99,547	244,251	241,963	3,285,857
Equity Growth Fund Investor Class	483,087	1,502,546	2,151,190	340,045	687,851	451,264	13,379,990
Growth Fund Investor Class	397,452	1,237,143	1,945,295	207,251	730,299	370,202	11,727,988
Heritage Fund Investor Class(2)	254,618	389,181	722,916	141,913	331,993	201,312	5,030,795
Large Company Value Fund Investor Class	3,231,472	2,060,392	3,201,597	639,528	217,896	3,007,168	23,395,765
Mid Cap Value Fund Investor Class	1,122,835	1,869,607	2,243,870	288,081	1,139,738	1,083,805	16,690,593
Real Estate Fund Investor Class	280,538	862,104	773,613	16,360	81,482	284,765	6,862,846
Small Company Fund Investor Class	322,073	3,645,581	1,128,116	119,516	14,258	546,908	6,551,954
International Bond Fund Investor Class	2,558,469	875,312	2,511,784	(130,017)	78,291	2,450,094	34,129,808
Prime Money Market Fund Investor Class	28,060,789	315,360	1,034,436	—	1,402	27,341,713	27,341,713
		$19,513,601	$30,244,341	$986,657	$7,100,319		$340,175,055

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)

As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

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	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Conservative
Core Equity Plus Fund Investor Class	1,105,876	$1,186,061	—	—	$1,146,953	1,191,094	$16,175,060
Equity Growth Fund Investor Class	1,804,508	5,255,802	$1,406,731	$56,458	2,850,569	1,934,336	57,353,054
Growth Fund Investor Class	1,380,482	4,142,067	676,260	23,120	2,857,363	1,491,103	47,238,151
Heritage Fund Investor Class(2)	1,441,253	2,091,463	114,972	24,148	2,091,463	1,322,259	33,043,245
Large Company Value Fund Investor Class	9,885,554	6,187,820	1,550,193	51,088	709,875	10,497,014	81,666,772
Mid Cap Value Fund Investor Class	3,258,429	4,936,330	162,837	(921)	3,633,435	3,566,870	54,929,795
Real Estate Fund Investor Class	577,662	2,726,913	—	—	183,044	694,114	16,728,138
Small Company Fund Investor Class	1,055,298	7,265,513	179,985	19,346	38,787	1,696,271	20,321,330
Diversified Bond Fund Investor Class	20,842,575	29,470,971	9,493,012	(530,908)	4,698,056	22,768,370	243,166,192
Inflation-Adjusted Bond Fund Investor Class	5,457,947	11,365,920	2,560	(280)	2,453,548	6,415,136	75,442,001
International Bond Fund Investor Class	4,282,243	7,266,141	—	—	147,432	4,807,802	66,972,685
Prime Money Market Fund Investor Class	58,920,014	7,546,619	22,300	—	3,179	66,444,333	66,444,333
International Growth Fund Investor Class	3,597,370	2,261,731	661,087	52,027	1,507,276	3,717,116	48,582,707
		$91,703,351	$14,269,937	$(305,922)	$22,320,980		$828,063,463

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)

As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

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	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Moderate
Core Equity Plus Fund Investor Class	3,351,440	$4,182,642	—	—	$3,474,633	3,651,384	$49,585,796
Equity Growth Fund Investor Class	4,694,532	12,702,811	$973,854	$64,401	7,423,122	5,087,178	150,834,837
Growth Fund Investor Class	3,269,373	9,382,888	—	—	6,762,067	3,567,390	113,014,903
Heritage Fund Investor Class(2)	3,819,594	6,683,791	461,176	100,709	5,529,567	3,542,375	88,523,945
Large Company Value Fund Investor Class	12,853,345	6,006,348	—	—	916,364	13,632,236	106,058,794
Mid Cap Value Fund Investor Class	4,033,140	6,871,099	—	—	4,461,365	4,475,673	68,925,359
Real Estate Fund Investor Class	856,552	5,098,523	—	—	284,750	1,075,253	25,913,602
Small Company Fund Investor Class	2,156,543	10,833,405	150,166	9,031	70,404	3,122,339	37,405,616
Diversified Bond Fund Investor Class	19,422,083	35,191,720	9,167,452	(501,228)	4,461,885	21,910,214	234,001,085
High-Yield Fund Investor Class	7,016,156	3,421,226	8,337,888	(146,593)	1,417,532	6,236,260	38,477,725
Inflation-Adjusted Bond Fund Investor Class	5,419,524	14,384,883	—	—	2,511,278	6,631,041	77,981,045
Emerging Markets Fund Investor Class	5,427,887	6,074,542	671,931	(28,058)	—	6,083,914	49,523,057
International Growth Fund Investor Class	9,018,675	8,251,192	1,363,886	74,385	3,887,657	9,534,124	124,611,001
Prime Money Market Fund Investor Class	54,424,215	9,991,289	—	—	3,029	64,415,504	64,415,504
International Bond Fund Investor Class	2,365,337	5,946,622	—	—	84,855	2,795,217	38,937,368
		$145,022,981	$21,126,353	$(427,353)	$41,288,508`		$1,268,209,637

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)

As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

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	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Aggressive
Core Equity Plus Fund Investor Class	2,882,148	$4,367,465	$834,502	$243,772	$2,909,947	3,120,856	$42,381,225
Equity Growth Fund Investor Class	2,949,572	8,686,823	795,187	66,968	4,575,001	3,208,733	95,138,942
Growth Fund Investor Class	4,277,827	15,838,289	2,367,460	155,984	8,656,069	4,696,339	148,780,004
Heritage Fund Investor Class(2)	5,578,990	14,182,219	4,058,431	715,574	7,881,565	5,190,619	129,713,578
Large Company Value Fund Investor Class	8,509,949	5,436,701	664,807	8,238	600,056	9,112,757	70,897,252
Mid Cap Value Fund Investor Class	2,644,737	4,533,703	52,559	20	2,879,433	2,932,749	45,164,339
Real Estate Fund Investor Class	638,350	4,395,974	124,366	(3,886)	204,573	819,724	19,755,345
Small Company Fund Investor Class	1,852,700	8,194,638	490,400	48,936	57,049	2,540,117	30,430,596
Diversified Bond Fund Investor Class	7,961,562	19,065,434	6,573,845	(333,063)	1,848,217	9,164,740	97,879,419
High-Yield Fund Investor Class	7,784,718	6,037,325	5,304,185	(99,655)	1,748,267	7,913,742	48,827,790
Inflation-Adjusted Bond Fund Investor Class	2,636,135	8,660,794	—	—	1,237,182	3,367,792	39,605,232
Emerging Markets Fund Investor Class	6,641,441	9,803,103	2,127,472	(41,178)	—	7,549,785	61,455,249
International Growth Fund Investor Class	8,431,919	11,418,466	3,552,293	197,127	3,591,205	9,008,046	117,735,167
Prime Money Market Fund Investor Class	8,465,109	1,293,332	—	—	449	9,758,441	9,758,441
		$121,914,266	$26,945,507	$958,837	$36,189,013		$957,522,579

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)

As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

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	July 31, 2013					January 31, 2014
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Very Aggressive
Core Equity Plus Fund Investor Class	820,915	$1,060,094	$103,571	$37,523	$841,493	887,449	$12,051,561
Equity Growth Fund Investor Class	1,042,284	2,702,929	527,633	25,931	1,635,668	1,114,866	33,055,767
Growth Fund Investor Class	1,427,034	4,025,766	1,249,571	8,696	2,882,811	1,514,467	47,978,308
Heritage Fund Investor Class(2)	1,838,662	4,117,327	1,339,785	124,607	2,679,303	1,692,337	42,291,499
Large Company Value Fund Investor Class	2,932,090	1,457,035	323,240	9,981	209,348	3,079,510	23,958,586
Mid Cap Value Fund Investor Class	899,878	1,645,093	259,140	(2,818)	1,002,227	989,196	15,233,612
Real Estate Fund Investor Class	184,884	995,730	221,711	(6,408)	58,297	218,468	5,265,089
Small Company Fund Investor Class	526,478	2,408,785	81,679	6,302	16,813	737,222	8,831,923
Emerging Markets Fund Investor Class	2,136,859	2,650,652	1,031,184	(38,162)	—	2,333,952	18,998,366
International Growth Fund Investor Class	2,886,410	2,899,605	1,485,041	53,321	1,225,189	2,989,486	39,072,579
Diversified Bond Fund Investor Class	656,804	588,401	2,463,007	(74,642)	103,622	487,270	5,204,040
Prime Money Market Fund Investor Class	2,322,936	286,241	—	—	124	2,609,177	2,609,177
		$24,837,658	$9,085,562	$144,331	$10,654,895		$254,550,507

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)

As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2014, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 36% and 31%, respectively, of the shares of Core Equity Plus Fund. As of January 31, 2014, the funds, in aggregate, owned 89% of the total shares of Core Equity Plus Fund.

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7. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$317,036,930	$736,402,260	$1,077,489,174
Gross tax appreciation of investments	$25,029,830	$93,225,435	$191,312,645
Gross tax depreciation of investments	(1,891,705)	(1,564,232)	(592,182)
Net tax appreciation (depreciation) of investments	$23,138,125	$91,661,203	$190,720,463

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$793,363,771	$196,015,522
Gross tax appreciation of investments	$165,003,634	$58,534,985
Gross tax depreciation of investments	(844,826)	—
Net tax appreciation (depreciation) of investments	$164,158,808	$58,534,985

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of July 31, 2013, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
One Choice Portfolio: Very Conservative	—	—	—	—	—
One Choice Portfolio: Conservative	—	$(2,774,313)	$(394,378)	—	—
One Choice Portfolio: Moderate	$(3,239,053)	$(11,515,723)	$(2,750,775)	$(130,384)	$(2,417,554)
One Choice Portfolio: Aggressive	$(620,338)	$(5,491,772)	$(2,783,051)	—	—
One Choice Portfolio: Very Aggressive	$(2,321,712)	$(2,861,624)	$(2,233,776)	$(1,233)	$(1,274,293)

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Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative — Investor Class
2014(4)	$11.56	0.12	0.12	0.24	(0.12)	(0.10)	(0.22)	$11.58	2.10%	0.00%(5)(6)	2.06%(5)	6%	$340,173
2013	$11.38	0.20	0.26	0.46	(0.20)	(0.08)	(0.28)	$11.56	4.04%	0.00%(6)	1.75%	28%	$351,627
2012	$11.02	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	$11.38	5.66%	0.00%(6)	2.14%	13%	$295,065
2011	$10.41	0.23	0.61	0.84	(0.23)	—	(0.23)	$11.02	8.16%	0.00%(6)	2.15%	17%	$206,540
2010	$9.88	0.23	0.53	0.76	(0.23)	—	(0.23)	$10.41	7.73%	0.01%	2.25%	15%	$158,523
2009	$10.36	0.30	(0.40)	(0.10)	(0.32)	(0.06)	(0.38)	$9.88	(0.87)%	0.00%(6)	3.13%	42%	$114,699
One Choice Portfolio: Conservative — Investor Class
2014(4)	$12.66	0.16	0.28	0.44	(0.15)	—	(0.15)	$12.95	3.45%	0.00%(5)(6)	2.43%(5)	2%	$828,060
2013	$11.79	0.23	0.87	1.10	(0.23)	—	(0.23)	$12.66	9.42%	0.00%(6)	1.86%	3%	$746,126
2012	$11.41	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.79	5.71%	0.00%(6)	2.24%	12%	$573,351
2011	$10.42	0.24	0.99	1.23	(0.24)	—	(0.24)	$11.41	11.90%	0.00%(6)	2.16%	10%	$466,326
2010	$9.69	0.23	0.73	0.96	(0.23)	—	(0.23)	$10.42	9.99%	0.00%(6)	2.29%	7%	$326,548
2009	$10.89	0.29	(0.98)	(0.69)	(0.31)	(0.20)	(0.51)	$9.69	(6.05)%	0.00%(6)	3.13%	40%	$252,404

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For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate — Investor Class
2014(4)	$13.79	0.19	0.43	0.62	(0.16)	—	(0.16)	$14.25	4.46%	0.00%(5)(6)	2.60%(5)	2%	$1,268,208
2013	$12.27	0.24	1.52	1.76	(0.24)	—	(0.24)	$13.79	14.48%	0.00%(6)	1.81%	3%	$1,133,569
2012	$12.01	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.27	4.21%	0.00%(6)	1.95%	16%	$869,723
2011	$10.60	0.21	1.41	1.62	(0.21)	—	(0.21)	$12.01	15.35%	0.00%(6)	1.80%	11%	$803,485
2010	$9.65	0.20	0.94	1.14	(0.19)	—	(0.19)	$10.60	11.90%	0.01%	1.89%	9%	$634,333
2009	$11.73	0.24	(1.70)	(1.46)	(0.26)	(0.36)	(0.62)	$9.65	(11.94)%	0.00%(6)	2.63%	32%	$542,182
One Choice Portfolio: Aggressive — Investor Class
2014(4)	$14.75	0.19	0.64	0.83	(0.25)	—	(0.25)	$15.33	5.58%	0.00%(5)(6)	2.51%(5)	3%	$957,521
2013	$12.68	0.23	2.05	2.28	(0.21)	—	(0.21)	$14.75	18.15%	0.00%(6)	1.67%	5%	$852,907
2012	$12.58	0.20	0.10	0.30	(0.20)	—	(0.20)	$12.68	2.50%	0.00%(6)	1.65%	14%	$566,200
2011	$10.75	0.18	1.82	2.00	(0.17)	—	(0.17)	$12.58	18.67%	0.00%(6)	1.48%	11%	$523,231
2010	$9.62	0.17	1.11	1.28	(0.15)	—	(0.15)	$10.75	13.33%	0.01%	1.58%	8%	$421,049
2009	$12.62	0.20	(2.49)	(2.29)	(0.24)	(0.47)	(0.71)	$9.62	(17.28)%	0.00%(6)	2.12%	27%	$351,089
One Choice Portfolio: Very Aggressive — Investor Class
2014(4)	$15.30	0.19	0.79	0.98	(0.15)	—	(0.15)	$16.13	6.36%	0.00%(5)(6)	2.33%(5)	4%	$254,550
2013	$12.62	0.18	2.63	2.81	(0.13)	—	(0.13)	$15.30	22.42%	0.00%(6)	1.29%	16%	$234,629
2012	$12.62	0.12	—(7)	0.12	(0.12)	—	(0.12)	$12.62	1.05%	0.00%(6)	1.02%	13%	$193,193
2011	$10.52	0.11	2.09	2.20	(0.10)	—	(0.10)	$12.62	20.97%	0.00%(6)	0.87%	18%	$203,114
2010	$9.36	0.10	1.15	1.25	(0.09)	—	(0.09)	$10.52	13.39%	0.01%	0.93%	9%	$163,785
2009	$13.11	0.13	(3.17)	(3.04)	(0.14)	(0.57)	(0.71)	$9.36	(22.35)%	0.00%(6)	1.48%	23%	$146,096

27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

29

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81372 1403

SEMIANNUAL REPORT	JANUARY 31, 2014

One ChoiceSM In Retirement Portfolio

One ChoiceSM 2015 Portfolio

One ChoiceSM 2020 Portfolio

One ChoiceSM 2025 Portfolio

One ChoiceSM 2030 Portfolio

One ChoiceSM 2035 Portfolio

One ChoiceSM 2040 Portfolio

One ChoiceSM 2045 Portfolio

One ChoiceSM 2050 Portfolio

One ChoiceSM 2055 Portfolio

President’s Letter	2
Performance	3
Portfolio Characteristics	14
Shareholder Fee Examples	16
Schedules of Investments	23
Statements of Assets and Liabilities	28
Statements of Operations	32
Statements of Changes in Net Assets	36
Notes to Financial Statements	41
Financial Highlights	65
Additional Information	94

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

           Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Mostly “Risk-On” Returns Despite Volatility

Stock indices and government bond yields mostly climbed during the six-month period, though they were subject to periodic bouts of volatility, particularly in August, October, and January. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks (despite some tapering in the U.S.), low inflation, and investor optimism regarding 2014.

These factors translated into general outperformance by riskier assets, such as small-cap growth stocks in developed countries and high-yield corporate bonds. A notable exception: emerging markets (EM) securities, which lost luster due to political turmoil in some EM countries, rising inflation in others, slowing growth, currency volatility, and higher, increasingly competitive bond yields in developed countries as those economies improved.

Other underperformers included more conservative/defensive stock and bond sectors (such as utilities and U.S Treasury bonds) and potentially inflation-hedging investments such as inflation-indexed securities, real estate investment trusts, and commodities-based securities. In this environment, the S&P 500 Index advanced 6.85%, about half the gain of some developed-nation small-cap indices, and the 10-year U.S. Treasury note returned 0.76% as its yield remained mostly in a range between 2.50% and 3.00%.

Looking ahead, we’re more optimistic about the economy in 2014 than we were in 2013, but headwinds persist. Stocks should not be expected to duplicate 2013’s stellar results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Performance

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	3.34%	7.85%	10.81%	5.86%	8/31/04
Russell 3000 Index	—	7.50%	22.60%	20.02%	8.01%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.66%	—
Institutional Class	ATTIX	3.45%	8.15%	11.05%	6.08%	8/31/04
A Class(2) No sales charge* With sales charge*	ARTAX	3.20% -2.76%	7.58% 1.39%	10.54% 9.24%	5.60% 4.94%	8/31/04
C Class No sales charge* With sales charge*	ATTCX	2.86% 1.86%	6.80% 6.80%	— —	7.36% 7.36%	3/1/10
R Class	ARSRX	3.06%	7.32%	10.27%	5.33%	8/31/04

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2015 Portfolio
Investor Class	ARFIX	3.41%	8.17%	11.51%	6.38%	8/31/04
Russell 3000 Index	—	7.50%	22.60%	20.02%	8.01%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.66%	—
Institutional Class	ARNIX	3.54%	8.38%	11.72%	6.60%	8/31/04
A Class(2) No sales charge* With sales charge*	ARFAX	3.23% -2.68%	7.82% 1.61%	11.22% 9.90%	6.11% 5.45%	8/31/04
C Class No sales charge* With sales charge*	AFNCX	2.84% 1.84%	7.00% 7.00%	— —	7.64% 7.64%	3/1/10
R Class	ARFRX	3.13%	7.55%	10.94%	5.85%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2020 Portfolio
Investor Class	ARBVX	3.65%	8.73%	12.28%	5.16%	5/30/08
Russell 3000 Index	—	7.50%	22.60%	20.02%	7.10%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.89%	—
Institutional Class	ARBSX	3.77%	8.95%	12.51%	5.36%	5/30/08
A Class(2) No sales charge* With sales charge*	ARBMX	3.57% -2.35%	8.56% 2.33%	12.00% 10.68%	4.90% 3.81%	5/30/08
C Class No sales charge* With sales charge*	ARNCX	3.14% 2.14%	7.63% 7.63%	— —	8.13% 8.13%	3/1/10
R Class	ARBRX	3.31%	8.19%	11.70%	4.62%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	3.97%	9.65%	13.00%	6.89%	8/31/04
Russell 3000 Index	—	7.50%	22.60%	20.02%	8.01%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.66%	—
Institutional Class	ARWFX	4.10%	9.87%	13.22%	7.10%	8/31/04
A Class(2) No sales charge* With sales charge*	ARWAX	3.86% -2.14%	9.37% 3.11%	12.71% 11.39%	6.62% 5.95%	8/31/04
C Class No sales charge* With sales charge*	ARWCX	3.38% 2.38%	8.54% 8.54%	— —	8.63% 8.63%	3/1/10
R Class	ARWRX	3.68%	9.10%	12.44%	6.35%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	4.22%	10.80%	13.80%	5.07%	5/30/08
Russell 3000 Index	—	7.50%	22.60%	20.02%	7.10%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.89%	—
Institutional Class	ARCSX	4.34%	10.92%	14.04%	5.26%	5/30/08
A Class(2) No sales charge* With sales charge*	ARCMX	4.05% -1.96%	10.43% 4.05%	13.51% 12.17%	4.78% 3.70%	5/30/08
C Class No sales charge* With sales charge*	ARWOX	3.70% 2.70%	9.58% 9.58%	— —	9.13% 9.13%	3/1/10
R Class	ARCRX	3.96%	10.25%	13.25%	4.54%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	4.58%	11.99%	14.73%	7.34%	8/31/04
Russell 3000 Index	—	7.50%	22.60%	20.02%	8.01%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.66%	—
Institutional Class	ARLIX	4.64%	12.20%	14.97%	7.56%	8/31/04
A Class(2) No sales charge* With sales charge*	ARYAX	4.39% -1.64%	11.71% 5.26%	14.44% 13.10%	7.08% 6.40%	8/31/04
C Class No sales charge* With sales charge*	ARLCX	4.03% 3.03%	10.86% 10.86%	— —	9.78% 9.78%	3/1/10
R Class	ARYRX	4.27%	11.43%	14.16%	6.81%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	4.86%	12.94%	15.58%	5.43%	5/30/08
Russell 3000 Index	—	7.50%	22.60%	20.02%	7.10%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.89%	—
Institutional Class	ARDSX	4.98%	13.27%	15.81%	5.63%	5/30/08
A Class(2) No sales charge* With sales charge*	ARDMX	4.77% -1.23%	12.77% 6.30%	15.29% 13.95%	5.17% 4.08%	5/30/08
C Class No sales charge* With sales charge*	ARNOX	4.25% 3.25%	11.81% 11.81%	— —	10.36% 10.36%	3/1/10
R Class	ARDRX	4.60%	12.39%	15.02%	4.89%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	5.07%	13.76%	16.03%	7.64%	8/31/04
Russell 3000 Index	—	7.50%	22.60%	20.02%	8.01%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.66%	—
Institutional Class	AOOIX	5.14%	13.99%	16.26%	7.85%	8/31/04
A Class(2) No sales charge* With sales charge*	AROAX	4.95% -1.10%	13.48% 6.96%	15.76% 14.38%	7.37% 6.70%	8/31/04
C Class No sales charge* With sales charge*	AROCX	4.50% 3.50%	12.61% 12.61%	— —	10.72% 10.72%	3/1/10
R Class	ARORX	4.75%	13.20%	15.47%	7.10%	8/31/04

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	5.05%	13.96%	16.27%	5.13%	5/30/08
Russell 3000 Index	—	7.50%	22.60%	20.02%	7.10%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	4.93%	4.89%	—
Institutional Class	ARFSX	5.17%	14.17%	16.52%	5.35%	5/30/08
A Class(2) No sales charge* With sales charge*	ARFMX	4.97% -1.09%	13.67% 7.15%	16.02% 14.64%	4.87% 3.78%	5/30/08
C Class No sales charge* With sales charge*	ARFDX	4.52% 3.52%	12.79% 12.79%	— —	10.88% 10.88%	3/1/10
R Class	ARFWX	4.79%	13.39%	15.73%	4.61%	5/30/08

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of January 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	5.19%	14.32%	9.61%	3/31/11
Russell 3000 Index	—	7.50%	22.60%	13.41%	—
Barclays U.S. Aggregate Bond Index	—	1.78%	0.12%	3.83%	—
Institutional Class	ARENX	5.31%	14.55%	9.83%	3/31/11
A Class No sales charge* With sales charge*	AREMX	5.02% -1.01%	14.04% 7.52%	9.32% 7.06%	3/31/11
C Class No sales charge* With sales charge*	AREFX	4.66% 3.66%	13.19% 13.19%	8.52% 8.52%	3/31/11
R Class	AREOX	4.84%	13.76%	9.05%	3/31/11

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
One Choice In Retirement Portfolio	0.77%	0.57%	1.02%	1.77%	1.27%
One Choice 2015 Portfolio	0.79%	0.59%	1.04%	1.79%	1.29%
One Choice 2020 Portfolio	0.82%	0.62%	1.07%	1.82%	1.32%
One Choice 2025 Portfolio	0.85%	0.65%	1.10%	1.85%	1.35%
One Choice 2030 Portfolio	0.87%	0.67%	1.12%	1.87%	1.37%
One Choice 2035 Portfolio	0.90%	0.70%	1.15%	1.90%	1.40%
One Choice 2040 Portfolio	0.93%	0.73%	1.18%	1.93%	1.43%
One Choice 2045 Portfolio	0.97%	0.77%	1.22%	1.97%	1.47%
One Choice 2050 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%
One Choice 2055 Portfolio	0.99%	0.79%	1.24%	1.99%	1.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2014
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Equity
NT Core Equity Plus Fund	2.9%	2.9%	2.9%	2.9%	3.2%
NT Equity Growth Fund	9.9%	9.9%	9.4%	9.2%	9.1%
NT Growth Fund	6.4%	6.7%	7.9%	9.2%	10.9%
NT Heritage Fund	2.5%	2.7%	3.7%	4.5%	5.0%
NT Large Company Value Fund	10.9%	10.8%	11.1%	11.4%	11.8%
NT Mid Cap Value Fund	3.9%	4.2%	4.9%	5.5%	5.2%
NT Small Company Fund	1.9%	1.9%	2.0%	2.4%	3.4%
Real Estate Fund	1.0%	1.1%	1.3%	1.6%	1.9%
NT Emerging Markets Fund	—	0.2%	1.2%	2.2%	2.7%
NT International Growth Fund	4.9%	4.9%	5.8%	6.8%	8.3%
Total Equity	44.3%	45.3%	50.2%	55.7%	61.5%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.6%	3.5%	3.0%
Inflation-Adjusted Bond Fund	1.5%	1.8%	3.2%	4.3%	5.2%
NT Diversified Bond Fund	27.0%	26.7%	25.8%	24.2%	22.0%
Short Duration Inflation Protection Bond Fund	6.2%	5.8%	4.2%	2.6%	1.2%
International Bond Fund	7.1%	6.9%	5.9%	4.6%	2.0%
Total Fixed Income	45.6%	45.0%	42.7%	39.2%	33.4%
Premium Money Market Fund	10.1%	9.7%	7.1%	5.1%	5.1%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2014
	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Equity
NT Core Equity Plus Fund	3.2%	3.4%	4.4%	4.4%	4.5%
NT Equity Growth Fund	9.5%	10.2%	10.3%	10.2%	10.7%
NT Growth Fund	12.8%	13.7%	14.5%	14.8%	15.3%
NT Heritage Fund	5.5%	6.5%	7.3%	7.2%	7.6%
NT Large Company Value Fund	12.6%	13.6%	14.4%	14.8%	15.4%
NT Mid Cap Value Fund	5.5%	6.5%	7.2%	7.2%	7.4%
NT Small Company Fund	4.2%	4.1%	3.9%	4.7%	4.9%
Real Estate Fund	2.1%	2.4%	2.7%	2.9%	3.1%
NT Emerging Markets Fund	3.4%	4.2%	5.2%	6.2%	6.5%
NT International Growth Fund	9.4%	9.8%	10.1%	9.9%	9.4%
Total Equity	68.2%	74.4%	80.0%	82.3%	84.8%
Fixed Income
High-Yield Fund	2.7%	2.4%	2.0%	1.7%	1.5%
Inflation-Adjusted Bond Fund	5.5%	4.7%	4.0%	3.5%	3.1%
NT Diversified Bond Fund	19.0%	16.5%	14.0%	12.5%	10.6%
Total Fixed Income	27.2%	23.6%	20.0%	17.7%	15.2%
Premium Money Market Fund	4.6%	2.0%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 – 1/31/14	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,033.40	$1.03	0.20%	$3.90	0.76%
Institutional Class	$1,000	$1,034.50	$0.00	0.00%(3)	$2.87	0.56%
A Class	$1,000	$1,032.00	$2.30	0.45%	$5.17	1.01%
C Class	$1,000	$1,028.60	$6.14	1.20%	$9.00	1.76%
R Class	$1,000	$1,030.60	$3.58	0.70%	$6.45	1.26%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$3.87	0.76%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.85	0.56%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.14	1.01%
C Class	$1,000	$1,019.16	$6.11	1.20%	$8.94	1.76%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.41	1.26%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 – 1/31/14	Effective Annualized Expense Ratio(2)
One Choice 2015 Portfolio
Actual
Investor Class	$1,000	$1,034.10	$1.03	0.20%	$3.95	0.77%
Institutional Class	$1,000	$1,035.40	$0.00	0.00%(3)	$2.92	0.57%
A Class	$1,000	$1,032.30	$2.31	0.45%	$5.22	1.02%
C Class	$1,000	$1,028.40	$6.14	1.20%	$9.05	1.77%
R Class	$1,000	$1,031.30	$3.58	0.70%	$6.50	1.27%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$3.92	0.77%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.91	0.57%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.19	1.02%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.00	1.77%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.46	1.27%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$1,036.50	$1.03	0.20%	$4.11	0.80%
Institutional Class	$1,000	$1,037.70	$0.00	0.00%(3)	$3.08	0.60%
A Class	$1,000	$1,035.70	$2.31	0.45%	$5.39	1.05%
C Class	$1,000	$1,031.40	$6.14	1.20%	$9.22	1.80%
R Class	$1,000	$1,033.10	$3.59	0.70%	$6.66	1.30%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.08	0.80%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.06	0.60%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.35	1.05%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.15	1.80%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.61	1.30%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 – 1/31/14	Effective Annualized Expense Ratio(2)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,039.70	$1.03	0.20%	$4.27	0.83%
Institutional Class	$1,000	$1,041.00	$0.00	0.00%(3)	$3.24	0.63%
A Class	$1,000	$1,038.60	$2.31	0.45%	$5.55	1.08%
C Class	$1,000	$1,033.80	$6.15	1.20%	$9.38	1.83%
R Class	$1,000	$1,036.80	$3.59	0.70%	$6.83	1.33%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.23	0.83%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.21	0.63%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.50	1.08%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.30	1.83%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.77	1.33%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,042.20	$1.03	0.20%	$4.38	0.85%
Institutional Class	$1,000	$1,043.40	$0.00	0.00%(3)	$3.35	0.65%
A Class	$1,000	$1,040.50	$2.31	0.45%	$5.66	1.10%
C Class	$1,000	$1,037.00	$6.16	1.20%	$9.50	1.85%
R Class	$1,000	$1,039.60	$3.60	0.70%	$6.94	1.35%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.33	0.85%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.31	0.65%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.60	1.10%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.40	1.85%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.87	1.35%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 – 1/31/14	Effective Annualized Expense Ratio(2)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,045.80	$1.03	0.20%	$4.54	0.88%
Institutional Class	$1,000	$1,046.40	$0.00	0.00%(3)	$3.51	0.68%
A Class	$1,000	$1,043.90	$2.32	0.45%	$5.82	1.13%
C Class	$1,000	$1,040.30	$6.17	1.20%	$9.67	1.88%
R Class	$1,000	$1,042.70	$3.60	0.70%	$7.11	1.38%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.48	0.88%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.47	0.68%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.75	1.13%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.55	1.88%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.02	1.38%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,048.60	$1.03	0.20%	$4.75	0.92%
Institutional Class	$1,000	$1,049.80	$0.00	0.00%(3)	$3.72	0.72%
A Class	$1,000	$1,047.70	$2.32	0.45%	$6.04	1.17%
C Class	$1,000	$1,042.50	$6.18	1.20%	$9.88	1.92%
R Class	$1,000	$1,046.00	$3.61	0.70%	$7.32	1.42%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.69	0.92%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.67	0.72%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.96	1.17%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.75	1.92%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.22	1.42%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 – 1/31/14	Effective Annualized Expense Ratio(2)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,050.70	$1.03	0.20%	$4.91	0.95%
Institutional Class	$1,000	$1,051.40	$0.00	0.00%(3)	$3.88	0.75%
A Class	$1,000	$1,049.50	$2.32	0.45%	$6.20	1.20%
C Class	$1,000	$1,045.00	$6.19	1.20%	$10.05	1.95%
R Class	$1,000	$1,047.50	$3.61	0.70%	$7.48	1.45%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.84	0.95%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.82	0.75%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.11	1.20%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.91	1.95%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.38	1.45%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,050.50	$1.03	0.20%	$5.01	0.97%
Institutional Class	$1,000	$1,051.70	$0.00	0.00%(3)	$3.98	0.77%
A Class	$1,000	$1,049.70	$2.32	0.45%	$6.30	1.22%
C Class	$1,000	$1,045.20	$6.19	1.20%	$10.16	1.97%
R Class	$1,000	$1,047.90	$3.61	0.70%	$7.59	1.47%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.94	0.97%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.92	0.77%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.21	1.22%
C Class	$1,000	$1,019.16	$6.11	1.20%	$10.01	1.97%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.48	1.47%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period(1) 8/1/13 – 1/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/13 – 1/31/14	Effective Annualized Expense Ratio(2)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,051.90	$1.03	0.20%	$5.02	0.97%
Institutional Class	$1,000	$1,053.10	$0.00	0.00%(3)	$3.98	0.77%
A Class	$1,000	$1,050.20	$2.33	0.45%	$6.30	1.22%
C Class	$1,000	$1,046.60	$6.19	1.20%	$10.16	1.97%
R Class	$1,000	$1,048.40	$3.61	0.70%	$7.59	1.47%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.94	0.97%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.92	0.77%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.21	1.22%
C Class	$1,000	$1,019.16	$6.11	1.20%	$10.01	1.97%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.48	1.47%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include directors’ fees and expenses, did not exceed 0.005%.

Shareholder Fee Example

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice In Retirement Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.4%
NT Core Equity Plus Fund Institutional Class	1,177,178	$ 16,433,407
NT Equity Growth Fund Institutional Class	4,732,888	55,895,413
NT Growth Fund Institutional Class	2,412,927	36,290,415
NT Heritage Fund Institutional Class	1,124,283	13,952,355
NT Large Company Value Fund Institutional Class	5,342,256	61,115,408
NT Mid Cap Value Fund Institutional Class	1,860,507	22,140,036
NT Small Company Fund Institutional Class	1,082,205	10,886,986
Real Estate Fund Institutional Class	236,034	5,700,210
		222,414,230
DOMESTIC FIXED INCOME FUNDS — 38.5%
High-Yield Fund Institutional Class	3,492,945	21,586,401
Inflation-Adjusted Bond Fund Institutional Class	732,315	8,619,349
NT Diversified Bond Fund Institutional Class	14,210,650	151,911,853
Short Duration Inflation Protection Bond Fund Institutional Class	3,357,018	34,812,278
		216,929,881
MONEY MARKET FUNDS — 10.1%
Premium Money Market Fund Investor Class	56,989,269	56,989,269
INTERNATIONAL FIXED INCOME FUNDS — 7.1%
International Bond Fund Institutional Class	2,889,714	40,253,714
INTERNATIONAL EQUITY FUNDS — 4.9%
NT International Growth Fund Institutional Class	2,437,806	27,327,804
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $485,221,480)		563,914,898
OTHER ASSETS AND LIABILITIES†		6,415
TOTAL NET ASSETS — 100.0%		$563,921,313

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2015 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.2%
NT Core Equity Plus Fund Institutional Class	2,594,628	$36,221,007
NT Equity Growth Fund Institutional Class	10,370,885	122,480,156
NT Growth Fund Institutional Class	5,483,310	82,468,975
NT Heritage Fund Institutional Class	2,737,857	33,976,803
NT Large Company Value Fund Institutional Class	11,716,609	134,038,012
NT Mid Cap Value Fund Institutional Class	4,373,846	52,048,772
NT Small Company Fund Institutional Class	2,395,376	24,097,485
Real Estate Fund Institutional Class	550,735	13,300,248
		498,631,458
DOMESTIC FIXED INCOME FUNDS — 38.1%
High-Yield Fund Institutional Class	7,620,503	47,094,711
Inflation-Adjusted Bond Fund Institutional Class	1,939,845	22,831,971
NT Diversified Bond Fund Institutional Class	30,946,850	330,821,827
Short Duration Inflation Protection Bond Fund Institutional Class	6,920,809	71,768,793
		472,517,302
MONEY MARKET FUNDS — 9.7%
Premium Money Market Fund Investor Class	119,523,140	119,523,140
INTERNATIONAL FIXED INCOME FUNDS — 6.9%
International Bond Fund Institutional Class	6,171,557	85,969,791
INTERNATIONAL EQUITY FUNDS — 5.1%
NT Emerging Markets Fund Institutional Class	303,318	2,960,379
NT International Growth Fund Institutional Class	5,374,281	60,245,687
		63,206,066
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,061,082,413)		1,239,847,757
OTHER ASSETS AND LIABILITIES†		16,732
TOTAL NET ASSETS — 100.0%		$1,239,864,489

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice 2020 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 43.2%
NT Core Equity Plus Fund Institutional Class	2,523,585	$35,229,247
NT Equity Growth Fund Institutional Class	9,598,347	113,356,483
NT Growth Fund Institutional Class	6,364,178	95,717,242
NT Heritage Fund Institutional Class	3,626,436	45,004,074
NT Large Company Value Fund Institutional Class	11,674,936	133,561,264
NT Mid Cap Value Fund Institutional Class	4,999,392	59,492,765
NT Small Company Fund Institutional Class	2,329,880	23,438,597
Real Estate Fund Institutional Class	661,486	15,974,893
		521,774,565
DOMESTIC FIXED INCOME FUNDS — 36.8%
High-Yield Fund Institutional Class	7,110,317	43,941,760
Inflation-Adjusted Bond Fund Institutional Class	3,246,976	38,216,908
NT Diversified Bond Fund Institutional Class	29,140,438	311,511,279
Short Duration Inflation Protection Bond Fund Institutional Class	4,901,131	50,824,734
		444,494,681
MONEY MARKET FUNDS — 7.1%
Premium Money Market Fund Investor Class	85,658,521	85,658,521
INTERNATIONAL EQUITY FUNDS — 7.0%
NT Emerging Markets Fund Institutional Class	1,498,529	14,625,644
NT International Growth Fund Institutional Class	6,288,098	70,489,579
		85,115,223
INTERNATIONAL FIXED INCOME FUNDS — 5.9%
International Bond Fund Institutional Class	5,138,791	71,583,364
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,078,121,911)		1,208,626,354
OTHER ASSETS AND LIABILITIES†		15,067
TOTAL NET ASSETS — 100.0%		$1,208,641,421

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2025 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 46.7%
NT Core Equity Plus Fund Institutional Class	4,143,326	$57,840,829
NT Equity Growth Fund Institutional Class	15,314,541	180,864,726
NT Growth Fund Institutional Class	12,096,301	181,928,360
NT Heritage Fund Institutional Class	7,170,116	88,981,135
NT Large Company Value Fund Institutional Class	19,566,676	223,842,770
NT Mid Cap Value Fund Institutional Class	9,063,817	107,859,424
NT Small Company Fund Institutional Class	4,797,310	48,260,938
Real Estate Fund Institutional Class	1,305,235	31,521,435
		921,099,617
DOMESTIC FIXED INCOME FUNDS — 34.6%
High-Yield Fund Institutional Class	11,005,096	68,011,493
Inflation-Adjusted Bond Fund Institutional Class	7,185,034	84,567,852
NT Diversified Bond Fund Institutional Class	44,580,646	476,567,108
Short Duration Inflation Protection Bond Fund Institutional Class	5,030,057	52,161,689
		681,308,142
INTERNATIONAL EQUITY FUNDS — 9.0%
NT Emerging Markets Fund Institutional Class	4,422,565	43,164,238
NT International Growth Fund Institutional Class	12,036,719	134,931,621
		178,095,859
MONEY MARKET FUNDS — 5.1%
Premium Money Market Fund Investor Class	100,161,372	100,161,372
INTERNATIONAL FIXED INCOME FUNDS — 4.6%
International Bond Fund Institutional Class	6,485,659	90,345,230
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,676,444,553)		1,971,010,220
OTHER ASSETS AND LIABILITIES†		26,807
TOTAL NET ASSETS — 100.0%		$1,971,037,027

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

 See Notes to Financial Statements.

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice 2030 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.5%
NT Core Equity Plus Fund Institutional Class	2,625,639	$36,653,913
NT Equity Growth Fund Institutional Class	8,901,795	105,130,196
NT Growth Fund Institutional Class	8,358,104	125,705,889
NT Heritage Fund Institutional Class	4,630,638	57,466,222
NT Large Company Value Fund Institutional Class	11,919,172	136,355,328
NT Mid Cap Value Fund Institutional Class	5,029,095	59,846,227
NT Small Company Fund Institutional Class	3,912,005	39,354,775
Real Estate Fund Institutional Class	883,867	21,345,379
		581,857,929
DOMESTIC FIXED INCOME FUNDS — 31.4%
High-Yield Fund Institutional Class	5,673,629	35,063,028
Inflation-Adjusted Bond Fund Institutional Class	5,037,531	59,291,745
NT Diversified Bond Fund Institutional Class	23,732,077	253,695,898
Short Duration Inflation Protection Bond Fund Institutional Class	1,353,908	14,040,025
		362,090,696
INTERNATIONAL EQUITY FUNDS — 11.0%
NT Emerging Markets Fund Institutional Class	3,161,494	30,856,185
NT International Growth Fund Institutional Class	8,528,439	95,603,802
		126,459,987
MONEY MARKET FUNDS — 5.1%
Premium Money Market Fund Investor Class	58,688,464	58,688,464
INTERNATIONAL FIXED INCOME FUNDS — 2.0%
International Bond Fund Institutional Class	1,696,169	23,627,633
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,019,476,901)		1,152,724,709
OTHER ASSETS AND LIABILITIES†		4,516
TOTAL NET ASSETS — 100.0%		$1,152,729,225

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2035 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 55.4%
NT Core Equity Plus Fund Institutional Class	3,467,234	$48,402,582
NT Equity Growth Fund Institutional Class	12,157,058	143,574,860
NT Growth Fund Institutional Class	12,877,044	193,670,745
NT Heritage Fund Institutional Class	6,753,225	83,807,518
NT Large Company Value Fund Institutional Class	16,763,500	191,774,440
NT Mid Cap Value Fund Institutional Class	6,977,498	83,032,222
NT Small Company Fund Institutional Class	6,279,586	63,172,640
Real Estate Fund Institutional Class	1,327,852	32,067,637
		839,502,644
DOMESTIC FIXED INCOME FUNDS — 27.2%
High-Yield Fund Institutional Class	6,632,694	40,990,047
Inflation-Adjusted Bond Fund Institutional Class	7,053,842	83,023,719
NT Diversified Bond Fund Institutional Class	27,001,492	288,645,950
		412,659,716
INTERNATIONAL EQUITY FUNDS — 12.8%
NT Emerging Markets Fund Institutional Class	5,341,120	52,129,330
NT International Growth Fund Institutional Class	12,651,595	141,824,382
		193,953,712
MONEY MARKET FUNDS — 4.6%
Premium Money Market Fund Investor Class	69,122,026	69,122,026
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,283,399,430)		1,515,238,098
OTHER ASSETS AND LIABILITIES†		44,288
TOTAL NET ASSETS — 100.0%		$1,515,282,386

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice 2040 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 60.4%
NT Core Equity Plus Fund Institutional Class	2,047,756	$28,586,677
NT Equity Growth Fund Institutional Class	7,140,191	84,325,650
NT Growth Fund Institutional Class	7,587,063	114,109,420
NT Heritage Fund Institutional Class	4,363,258	54,148,033
NT Large Company Value Fund Institutional Class	9,904,351	113,305,779
NT Mid Cap Value Fund Institutional Class	4,513,105	53,705,950
NT Small Company Fund Institutional Class	3,358,881	33,790,340
Real Estate Fund Institutional Class	820,335	19,811,085
		501,782,934
DOMESTIC FIXED INCOME FUNDS — 23.6%
High-Yield Fund Institutional Class	3,153,605	19,489,276
Inflation-Adjusted Bond Fund Institutional Class	3,349,849	39,427,719
NT Diversified Bond Fund Institutional Class	12,803,712	136,871,681
		195,788,676
INTERNATIONAL EQUITY FUNDS — 14.0%
NT Emerging Markets Fund Institutional Class	3,547,213	34,620,802
NT International Growth Fund Institutional Class	7,266,903	81,461,983
		116,082,785
MONEY MARKET FUNDS — 2.0%
Premium Money Market Fund Investor Class	16,971,020	16,971,020
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $736,379,310)		830,625,415
OTHER ASSETS AND LIABILITIES†		18,072
TOTAL NET ASSETS — 100.0%		$830,643,487

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2045 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 64.7%
NT Core Equity Plus Fund Institutional Class	3,332,704	$46,524,550
NT Equity Growth Fund Institutional Class	9,157,424	108,149,173
NT Growth Fund Institutional Class	10,165,668	152,891,644
NT Heritage Fund Institutional Class	6,166,173	76,522,201
NT Large Company Value Fund Institutional Class	13,214,001	151,168,177
NT Mid Cap Value Fund Institutional Class	6,376,582	75,881,330
NT Small Company Fund Institutional Class	4,096,499	41,210,782
Real Estate Fund Institutional Class	1,161,832	28,058,249
		680,406,106
DOMESTIC FIXED INCOME FUNDS — 20.0%
High-Yield Fund Institutional Class	3,381,830	20,899,707
Inflation-Adjusted Bond Fund Institutional Class	3,601,574	42,390,526
NT Diversified Bond Fund Institutional Class	13,706,164	146,518,897
		209,809,130
INTERNATIONAL EQUITY FUNDS — 15.3%
NT Emerging Markets Fund Institutional Class	5,579,702	54,457,890
NT International Growth Fund Institutional Class	9,476,105	106,227,140
		160,685,030
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $894,227,258)		1,050,900,266
OTHER ASSETS AND LIABILITIES†		6,030
TOTAL NET ASSETS — 100.0%		$1,050,906,296

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

JANUARY 31, 2014 (UNAUDITED)

	Shares	Value
One Choice 2050 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 66.2%
NT Core Equity Plus Fund Institutional Class	1,376,935	$ 19,222,012
NT Equity Growth Fund Institutional Class	3,740,385	44,173,948
NT Growth Fund Institutional Class	4,262,132	64,102,464
NT Heritage Fund Institutional Class	2,533,980	31,446,697
NT Large Company Value Fund Institutional Class	5,626,513	64,367,309
NT Mid Cap Value Fund Institutional Class	2,620,741	31,186,820
NT Small Company Fund Institutional Class	2,007,501	20,195,461
Real Estate Fund Institutional Class	519,807	12,553,339
		287,248,050
DOMESTIC FIXED INCOME FUNDS — 17.7%
High-Yield Fund Institutional Class	1,212,443	7,492,895
Inflation-Adjusted Bond Fund Institutional Class	1,292,162	15,208,748
NT Diversified Bond Fund Institutional Class	5,065,793	54,153,331
		76,854,974
INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund Institutional Class	2,754,156	26,880,566
NT International Growth Fund Institutional Class	3,812,729	42,740,687
		69,621,253
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $387,374,194)		433,724,277
OTHER ASSETS AND LIABILITIES†		29,771
TOTAL NET ASSETS — 100.0%		$433,754,048

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
One Choice 2055 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.9%
NT Core Equity Plus Fund Institutional Class	252,389	$3,523,351
NT Equity Growth Fund Institutional Class	716,205	8,458,385
NT Growth Fund Institutional Class	800,314	12,036,717
NT Heritage Fund Institutional Class	479,007	5,944,480
NT Large Company Value Fund Institutional Class	1,059,998	12,126,372
NT Mid Cap Value Fund Institutional Class	492,696	5,863,079
NT Small Company Fund Institutional Class	387,121	3,894,435
Real Estate Fund Institutional Class	99,720	2,408,249
		54,255,068
INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund Institutional Class	524,150	5,115,708
NT International Growth Fund Institutional Class	659,760	7,395,913
		12,511,621
DOMESTIC FIXED INCOME FUNDS — 15.2%
High-Yield Fund Institutional Class	193,695	1,197,037
Inflation-Adjusted Bond Fund Institutional Class	204,835	2,410,911
NT Diversified Bond Fund Institutional Class	781,310	8,352,209
		11,960,157
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $75,032,341)		78,726,846
OTHER ASSETS AND LIABILITIES†		1,101
TOTAL NET ASSETS — 100.0%		$78,727,947

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2014 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $485,221,480, $1,061,082,413 and $1,078,121,911, respectively)	$563,914,898	$1,239,847,757	$1,208,626,354
Cash	133,915	289,717	275,503
Receivable for investments sold	140,896	2,438,079	—
Receivable for capital shares sold	662,695	846,666	1,318,787
Distributions receivable from affiliates	365,868	799,893	744,771
	565,218,272	1,244,222,112	1,210,965,415

Liabilities
Payable for investments purchased	368,319	805,256	924,480
Payable for capital shares redeemed	790,263	3,253,058	1,114,661
Accrued administrative fees	76,511	175,448	160,829
Distribution and service fees payable	61,866	123,861	124,024
	1,296,959	4,357,623	2,323,994

Net Assets	$563,921,313	$1,239,864,489	$1,208,641,421

Net Assets Consist of:
Capital (par value and paid-in surplus)	$487,627,320	$1,058,897,022	$1,060,613,455
Undistributed net investment income	231,808	515,303	468,481
Accumulated undistributed net realized gain (loss)	(2,631,233)	1,686,820	17,055,042
Net unrealized appreciation	78,693,418	178,765,344	130,504,443
	$563,921,313	$1,239,864,489	$1,208,641,421

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$239,214,992	19,131,998	$12.50
Institutional Class, $0.01 Par Value	$115,369,873	9,223,536	$12.51
A Class, $0.01 Par Value	$131,489,308	10,517,667	$12.50	*
C Class, $0.01 Par Value	$2,259,755	180,688	$12.51
R Class, $0.01 Par Value	$75,587,385	6,051,433	$12.49
One Choice 2015 Portfolio
Investor Class, $0.01 Par Value	$583,166,111	44,219,260	$13.19
Institutional Class, $0.01 Par Value	$218,523,111	16,555,509	$13.20
A Class, $0.01 Par Value	$310,662,927	23,563,091	$13.18	*
C Class, $0.01 Par Value	$4,598,701	348,250	$13.21
R Class, $0.01 Par Value	$122,913,639	9,322,860	$13.18
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$500,746,165	42,933,611	$11.66
Institutional Class, $0.01 Par Value	$267,533,109	22,941,460	$11.66
A Class, $0.01 Par Value	$312,805,369	26,836,821	$11.66*
C Class, $0.01 Par Value	$8,370,986	716,538	$11.68
R Class, $0.01 Par Value	$119,185,792	10,226,227	$11.65

*	Maximum offering price $13.26, $13.98 and $12.37 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio, One Choice 2015 Portfolio and One Choice 2020 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2014 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,676,444,553, $1,019,476,901 and $1,283,399,430, respectively)	$1,971,010,220	$1,152,724,709	$1,515,238,098
Cash	457,079	263,454	360,060
Receivable for investments sold	9,212,189	320,216	9,132,101
Receivable for capital shares sold	2,283,625	1,710,182	2,337,616
Distributions receivable from affiliates	1,160,176	602,868	702,977
	1,984,123,289	1,155,621,429	1,527,770,852

Liabilities
Payable for investments purchased	1,167,952	606,923	707,690
Payable for capital shares redeemed	11,446,119	2,013,094	11,408,787
Accrued administrative fees	276,859	152,546	213,511
Distribution and service fees payable	195,332	119,641	158,478
	13,086,262	2,892,204	12,488,466

Net Assets	$1,971,037,027	$1,152,729,225	$1,515,282,386

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,664,943,353	$995,705,486	$1,261,946,546
Undistributed net investment income	702,872	336,259	332,296
Undistributed net realized gain	10,825,135	23,439,672	21,164,876
Net unrealized appreciation	294,565,667	133,247,808	231,838,668
	$1,971,037,027	$1,152,729,225	$1,515,282,386

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$909,572,387	65,828,038	$13.82
Institutional Class, $0.01 Par Value	$368,309,285	26,658,757	$13.82
A Class, $0.01 Par Value	$498,249,790	36,064,405	$13.82	*
C Class, $0.01 Par Value	$6,754,735	488,092	$13.84
R Class, $0.01 Par Value	$188,150,830	13,623,475	$13.81
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$455,750,896	38,723,770	$11.77
Institutional Class, $0.01 Par Value	$262,343,379	22,300,677	$11.76
A Class, $0.01 Par Value	$319,652,611	27,193,901	$11.75	*
C Class, $0.01 Par Value	$3,704,064	314,329	$11.78
R Class, $0.01 Par Value	$111,278,275	9,464,723	$11.76
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$677,807,954	46,074,759	$14.71
Institutional Class, $0.01 Par Value	$280,879,764	19,079,559	$14.72
A Class, $0.01 Par Value	$390,362,653	26,536,254	$14.71*
C Class, $0.01 Par Value	$4,118,509	279,715	$14.72
R Class, $0.01 Par Value	$162,113,506	11,020,334	$14.71

*	Maximum offering price $14.66, $12.47 and $15.61 (net asset value divided by 0.9425) for One Choice 2025 Portfolio, One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2014 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $736,379,310, $894,227,258 and $387,374,194, respectively)	$830,625,415	$1,050,900,266	$433,724,277
Cash	181,251	232,430	94,180
Receivable for investments sold	552,973	3,216,070	—
Receivable for capital shares sold	862,064	1,851,638	1,069,546
Distributions receivable from affiliates	329,228	355,773	127,836
	832,550,931	1,056,556,177	435,015,839

Liabilities
Payable for investments purchased	331,442	358,172	239,430
Payable for capital shares redeemed	1,388,738	5,051,592	925,049
Accrued administrative fees	108,246	140,103	55,188
Distribution and service fees payable	79,018	100,014	42,124
	1,907,444	5,649,881	1,261,791

Net Assets	$830,643,487	$1,050,906,296	$433,754,048

Net Assets Consist of:
Capital (par value and paid-in surplus)	$714,498,430	$876,686,369	$375,309,757
Undistributed net investment income	142,463	114,932	30,070
Undistributed net realized gain	21,756,489	17,431,987	12,064,138
Net unrealized appreciation	94,246,105	156,673,008	46,350,083
	$830,643,487	$1,050,906,296	$433,754,048

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$341,311,198	28,256,461	$12.08
Institutional Class, $0.01 Par Value	$201,329,833	16,669,550	$12.08
A Class, $0.01 Par Value	$211,339,614	17,501,660	$12.08	*
C Class, $0.01 Par Value	$2,614,229	216,316	$12.09
R Class, $0.01 Par Value	$74,048,613	6,134,751	$12.07
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$455,020,224	30,003,263	$15.17
Institutional Class, $0.01 Par Value	$239,233,162	15,766,069	$15.17
A Class, $0.01 Par Value	$254,614,441	16,797,357	$15.16	*
C Class, $0.01 Par Value	$1,467,356	96,653	$15.18
R Class, $0.01 Par Value	$100,571,113	6,632,523	$15.16
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$170,942,725	14,254,140	$11.99
Institutional Class, $0.01 Par Value	$110,864,567	9,237,296	$12.00
A Class, $0.01 Par Value	$111,389,289	9,290,811	$11.99*
C Class, $0.01 Par Value	$2,048,381	170,541	$12.01
R Class, $0.01 Par Value	$38,509,086	3,211,335	$11.99

*	Maximum offering price $12.82, $16.08 and $12.72 (net asset value divided by 0.9425) for One Choice 2040 Portfolio, One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2014 (UNAUDITED)
One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $75,032,341)	$78,726,846
Cash	18,492
Receivable for investments sold	226,007
Receivable for capital shares sold	204,404
Distributions receivable from affiliates	20,086
79,195,835

Liabilities
Payable for investments purchased	20,223
Payable for capital shares redeemed	428,555
Accrued administrative fees	9,813
Distribution and service fees payable	9,297
467,888

Net Assets	$78,727,947

Net Assets Consist of:
Capital (par value and paid-in surplus)	$72,880,738
Undistributed net investment income	818
Undistributed net realized gain	2,151,886
Net unrealized appreciation	3,694,505
$78,727,947

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$24,852,890	2,017,768	$12.32
Institutional Class, $0.01 Par Value	$21,241,578	1,724,652	$12.32
A Class, $0.01 Par Value	$22,403,740	1,820,249	$12.31	*
C Class, $0.01 Par Value	$306,560	24,908	$12.31
R Class, $0.01 Par Value	$9,923,179	805,809	$12.31

* Maximum offering price $13.06 (net asset value divided by 0.9425) for One Choice 2055 Portfolio.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$9,161,923	$20,755,650	$20,136,079

Expenses:
Administrative fees:
Investor Class	226,184	570,472	458,008
A Class	125,134	309,933	294,455
C Class	1,757	4,444	7,352
R Class	68,735	120,376	112,619
Distribution and service fees:
A Class	156,418	387,416	368,068
C Class	8,785	22,221	36,759
R Class	171,838	300,940	281,548
Directors’ fees and expenses	10,993	24,916	23,044
	769,844	1,740,718	1,581,853

Net investment income (loss)	8,392,079	19,014,932	18,554,226

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(754,791)	3,501,275	(3,573,332)
Capital gain distributions received from underlying funds	10,113,921	23,195,446	24,439,742
	9,359,130	26,696,721	20,866,410

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(971,432)	(6,392,275)	(987,672)

Net realized and unrealized gain (loss) on affiliates	8,387,698	20,304,446	19,878,738

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,779,777	$39,319,378	$38,432,964

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$35,308,936	$20,901,353	$29,252,799

Expenses:
Administrative fees:
Investor Class	872,523	404,482	633,005
A Class	496,366	294,526	386,212
C Class	6,508	3,969	3,740
R Class	182,076	111,701	153,956
Distribution and service fees:
A Class	620,457	368,158	482,765
C Class	32,539	19,847	18,699
R Class	455,190	279,253	384,891
Directors’ fees and expenses	39,067	22,027	30,000
	2,704,726	1,503,963	2,093,268

Net investment income (loss)	32,604,210	19,397,390	27,159,531

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(2,914,103)	(1,792,076)	(95,731)
Capital gain distributions received from underlying funds	45,264,157	28,866,556	41,943,021
	42,350,054	27,074,480	41,847,290

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(4,589,014)	(5,205,995)	(7,621,996)

Net realized and unrealized gain (loss) on affiliates	37,761,040	21,868,485	34,225,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,365,250	$41,265,875	$61,384,825

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$16,344,467	$21,362,157	$8,777,324

Expenses:
Administrative fees:
Investor Class	299,239	409,833	146,766
A Class	195,638	250,714	102,946
C Class	2,586	1,378	2,152
R Class	69,538	97,345	36,331
Distribution and service fees:
A Class	244,548	313,392	128,682
C Class	12,931	6,889	10,763
R Class	173,844	243,364	90,827
Directors’ fees and expenses	15,266	20,031	8,037
	1,013,590	1,342,946	526,504

Net investment income (loss)	15,330,877	20,019,211	8,250,820

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(245,120)	(207,365)	(250,343)
Capital gain distributions received from underlying funds	24,383,725	32,614,543	13,528,319
	24,138,605	32,407,178	13,277,976

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(6,500,214)	(7,346,249)	(3,500,366)

Net realized and unrealized gain (loss) on affiliates	17,638,391	25,060,929	9,777,610

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,969,268	$45,080,140	$18,028,430

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)
One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,523,616

Expenses:
Administrative fees:
Investor Class	20,046
A Class	18,464
C Class	262
R Class	8,610
Distribution and service fees:
A Class	23,079
C Class	1,308
R Class	21,526
Directors’ fees and expenses	1,355
94,650

Net investment income (loss)	1,428,966

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(67,550)
Capital gain distributions received from underlying funds	2,388,192
2,320,642

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(903,038)

Net realized and unrealized gain (loss) on affiliates	1,417,604

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,846,570

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
	One Choice In Retirement Portfolio		One Choice 2015 Portfolio
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$8,392,079	$7,374,397	$19,014,932	$18,034,112
Net realized gain (loss)	9,359,130	4,824,436	26,696,721	12,905,443
Change in net unrealized appreciation (depreciation)	(971,432)	27,408,423	(6,392,275)	70,416,811
Net increase (decrease) in net assets resulting from operations	16,779,777	39,607,256	39,319,378	101,356,366

Distributions to Shareholders
From net investment income:
Investor Class	(3,663,330)	(3,099,580)	(11,864,962)	(9,289,549)
Institutional Class	(1,864,084)	(1,989,971)	(4,628,627)	(3,341,324)
A Class	(1,841,155)	(1,650,115)	(5,632,664)	(4,369,628)
C Class	(22,198)	(8,534)	(48,307)	(29,334)
R Class	(960,099)	(653,313)	(1,904,462)	(1,437,662)
From net realized gains:
Investor Class	(2,288,831)	(1,725,796)	(7,552,373)	(3,680,481)
Institutional Class	(1,087,473)	(1,035,833)	(2,680,690)	(1,200,865)
A Class	(1,247,654)	(995,765)	(4,092,483)	(1,986,010)
C Class	(20,733)	(10,008)	(60,926)	(23,852)
R Class	(721,985)	(492,170)	(1,610,907)	(765,762)
Decrease in net assets from distributions	(13,717,542)	(11,661,085)	(40,076,401)	(26,124,467)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	70,082,218	115,335,129	100,160,546	185,205,306

Net increase (decrease) in net assets	73,144,453	143,281,300	99,403,523	260,437,205

Net Assets
Beginning of period	490,776,860	347,495,560	1,140,460,966	880,023,761
End of period	$563,921,313	$490,776,860	$1,239,864,489	$1,140,460,966

Undistributed net investment income	$231,808	$190,595	$515,303	$5,579,393

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
	One Choice 2020 Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$18,554,226	$13,183,034	$32,604,210	$25,242,294
Net realized gain (loss)	20,866,410	8,146,091	42,350,054	17,868,187
Change in net unrealized appreciation (depreciation)	(987,672)	61,389,442	(4,589,014)	134,227,626
Net increase (decrease) in net assets resulting from operations	38,432,964	82,718,567	70,365,250	177,338,107

Distributions to Shareholders
From net investment income:
Investor Class	(9,819,267)	(5,192,741)	(19,077,703)	(11,938,501)
Institutional Class	(5,571,254)	(3,426,595)	(8,115,728)	(4,901,730)
A Class	(5,275,285)	(3,109,162)	(9,556,205)	(6,051,832)
C Class	(78,383)	(26,318)	(72,908)	(40,813)
R Class	(1,788,806)	(964,118)	(3,061,379)	(1,950,749)
From net realized gains:
Investor Class	(3,573,259)	(2,479,231)	(8,772,450)	(4,233,193)
Institutional Class	(1,840,144)	(1,474,446)	(3,406,146)	(1,568,185)
A Class	(2,197,614)	(1,719,772)	(4,992,585)	(2,480,785)
C Class	(57,872)	(27,759)	(64,317)	(31,460)
R Class	(871,830)	(633,751)	(1,850,724)	(947,538)
Decrease in net assets from distributions	(31,073,714)	(19,053,893)	(58,970,145)	(34,144,786)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	227,289,191	348,035,745	214,886,187	405,289,600

Net increase (decrease) in net assets	234,648,441	411,700,419	226,281,292	548,482,921

Net Assets
Beginning of period	973,992,980	562,292,561	1,744,755,735	1,196,272,814
End of period	$1,208,641,421	$973,992,980	$1,971,037,027	$1,744,755,735

Undistributed net investment income	$468,481	$4,447,250	$702,872	$7,982,585

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$19,397,390	$11,198,502	$27,159,531	$16,496,243
Net realized gain (loss)	27,074,480	8,255,947	41,847,290	13,970,044
Change in net unrealized appreciation (depreciation)	(5,205,995)	74,524,209	(7,621,996)	130,181,079
Net increase (decrease) in net assets resulting from operations	41,265,875	93,978,658	61,384,825	160,647,366

Distributions to Shareholders
From net investment income:
Investor Class	(9,330,847)	(3,947,509)	(14,670,269)	(7,251,291)
Institutional Class	(5,817,356)	(2,876,603)	(6,523,160)	(3,384,856)
A Class	(5,667,872)	(2,719,375)	(7,837,370)	(3,840,071)
C Class	(42,914)	(15,058)	(46,280)	(15,225)
R Class	(1,893,572)	(951,818)	(2,755,398)	(1,346,130)
From net realized gains:
Investor Class	(3,426,979)	(1,975,916)	(6,508,455)	(3,542,839)
Institutional Class	(1,946,819)	(1,286,938)	(2,649,867)	(1,475,970)
A Class	(2,370,992)	(1,599,427)	(3,929,247)	(2,207,333)
C Class	(30,719)	(18,623)	(38,067)	(18,642)
R Class	(919,508)	(678,597)	(1,587,929)	(940,223)
Decrease in net assets from distributions	(31,447,578)	(16,069,864)	(46,546,042)	(24,022,580)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	235,308,028	323,289,308	189,420,785	319,740,799

Net increase (decrease) in net assets	245,126,325	401,198,102	204,259,568	456,365,585

Net Assets
Beginning of period	907,602,900	506,404,798	1,311,022,818	854,657,233
End of period	$1,152,729,225	$907,602,900	$1,515,282,386	$1,311,022,818

Undistributed net investment income	$336,259	$3,691,430	$332,296	$5,005,242

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$15,330,877	$7,214,677	$20,019,211	$10,650,297
Net realized gain (loss)	24,138,605	5,960,738	32,407,178	9,716,255
Change in net unrealized appreciation (depreciation)	(6,500,214)	64,517,805	(7,346,249)	101,630,509
Net increase (decrease) in net assets resulting from operations	32,969,268	77,693,220	45,080,140	121,997,061

Distributions to Shareholders
From net investment income:
Investor Class	(7,497,230)	(2,367,781)	(10,137,498)	(4,114,710)
Institutional Class	(4,691,093)	(2,042,725)	(5,633,312)	(2,639,178)
A Class	(4,005,418)	(1,534,267)	(5,408,579)	(2,255,071)
C Class	(32,701)	(6,481)	(18,397)	(5,979)
R Class	(1,266,851)	(453,379)	(1,836,633)	(771,653)
From net realized gains:
Investor Class	(2,650,070)	(1,215,141)	(4,326,674)	(1,865,928)
Institutional Class	(1,518,621)	(925,592)	(2,208,806)	(1,061,612)
A Class	(1,599,221)	(944,512)	(2,594,509)	(1,215,722)
C Class	(21,371)	(9,941)	(14,063)	(7,436)
R Class	(581,086)	(348,689)	(1,006,054)	(512,841)
Decrease in net assets from distributions	(23,863,662)	(9,848,508)	(33,184,525)	(14,450,130)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	187,589,921	241,056,994	162,933,687	219,097,607

Net increase (decrease) in net assets	196,695,527	308,901,706	174,829,302	326,644,538

Net Assets
Beginning of period	633,947,960	325,046,254	876,076,994	549,432,456
End of period	$830,643,487	$633,947,960	$1,050,906,296	$876,076,994

Undistributed net investment income	$142,463	$2,304,879	$114,932	$3,130,140

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED) AND YEAR ENDED JULY 31, 2013
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2014	July 31, 2013	January 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$8,250,820	$3,620,127	$1,428,966	$342,930
Net realized gain (loss)	13,277,976	3,217,165	2,320,642	288,977
Change in net unrealized appreciation (depreciation)	(3,500,366)	37,345,827	(903,038)	4,205,515
Net increase (decrease) in net assets resulting from operations	18,028,430	44,183,119	2,846,570	4,837,422

Distributions to Shareholders
From net investment income:
Investor Class	(3,796,951)	(987,428)	(527,094)	(82,911)
Institutional Class	(2,661,091)	(1,159,504)	(459,579)	(82,101)
A Class	(2,176,551)	(738,212)	(404,300)	(68,247)
C Class	(28,338)	(5,144)	(3,431)	(394)
R Class	(687,986)	(197,591)	(162,114)	(17,415)
From net realized gains:
Investor Class	(1,370,673)	(524,327)	(107,024)	(15,397)
Institutional Class	(881,545)	(539,850)	(85,305)	(13,250)
A Class	(885,230)	(475,028)	(93,019)	(15,618)
C Class	(18,564)	(9,121)	(1,313)	(296)
R Class	(320,242)	(161,483)	(43,026)	(5,185)
Decrease in net assets from distributions	(12,827,171)	(4,797,688)	(1,886,205)	(300,814)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	91,595,165	128,200,280	30,521,369	30,402,144

Net increase (decrease) in net assets	96,796,424	167,585,711	31,481,734	34,938,752

Net Assets
Beginning of period	336,957,624	169,371,913	47,246,213	12,307,461
End of period	$433,754,048	$336,957,624	$78,727,947	$47,246,213

Undistributed net investment income	$30,070	$1,130,167	$818	$128,370

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2014 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds’ investment valuation process and to provide methodologies for the oversight of the funds’ pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into an agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2014 are detailed in the Statements of Operations.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2014 were as follows:

	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Purchases	$142,025,099	$215,347,492	$314,829,320	$326,845,909	$294,908,804
Sales	$67,145,430	$113,069,532	$75,624,013	$93,084,429	$42,787,912

	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Purchases	$249,320,520	$218,842,738	$202,889,527	$112,043,336	$34,651,341
Sales	$37,410,910	$15,419,891	$20,515,319	$11,520,031	$2,200,117

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	5,505,016	$69,328,116	9,104,979	$109,509,113
Issued in reinvestment of distributions	465,773	5,870,781	402,927	4,752,126
Redeemed	(3,396,129)	(42,714,005)	(4,016,227)	(48,370,149)
	2,574,660	32,484,892	5,491,679	65,891,090
Institutional Class
Sold	2,391,458	30,137,560	4,006,712	48,127,535
Issued in reinvestment of distributions	229,451	2,891,717	251,091	2,961,385
Redeemed	(1,793,508)	(22,615,564)	(2,299,547)	(27,726,781)
	827,401	10,413,713	1,958,256	23,362,139
A Class
Sold	3,274,294	41,106,459	5,632,291	67,793,197
Issued in reinvestment of distributions	224,360	2,828,534	201,785	2,377,257
Redeemed	(2,610,558)	(32,755,509)	(5,262,131)	(63,039,073)
	888,096	11,179,484	571,945	7,131,381
C Class
Sold	98,068	1,234,243	42,885	520,670
Issued in reinvestment of distributions	3,399	42,931	1,549	18,127
Redeemed	(31,104)	(389,869)	(3,873)	(46,207)
	70,363	887,305	40,561	492,590
R Class
Sold	2,200,393	27,638,649	2,901,444	34,900,267
Issued in reinvestment of distributions	129,698	1,634,471	94,626	1,111,131
Redeemed	(1,126,094)	(14,156,296)	(1,457,432)	(17,553,469)
	1,203,997	15,116,824	1,538,638	18,457,929
Net increase (decrease)	5,564,517	$70,082,218	9,601,079	$115,335,129

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2015 Portfolio
Investor Class
Sold	6,700,431	$89,558,123	15,322,335	$194,889,612
Issued in reinvestment of distributions	1,441,377	19,184,736	1,036,518	12,728,497
Redeemed	(5,150,118)	(68,822,732)	(9,751,193)	(124,494,749)
	2,991,690	39,920,127	6,607,660	83,123,360
Institutional Class
Sold	4,161,934	55,848,012	6,388,534	81,394,033
Issued in reinvestment of distributions	536,263	7,143,021	360,857	4,431,323
Redeemed	(1,994,172)	(26,717,712)	(3,084,274)	(39,390,870)
	2,704,025	36,273,321	3,665,117	46,434,486
A Class
Sold	4,251,545	56,787,179	9,725,821	123,392,375
Issued in reinvestment of distributions	660,903	8,796,617	453,814	5,572,833
Redeemed	(3,782,396)	(50,510,171)	(7,541,660)	(95,732,604)
	1,130,052	15,073,625	2,637,975	33,232,604
C Class
Sold	58,858	782,851	237,757	3,012,748
Issued in reinvestment of distributions	7,468	99,618	3,789	46,602
Redeemed	(22,800)	(304,667)	(110,740)	(1,402,508)
	43,526	577,802	130,806	1,656,842
R Class
Sold	2,139,072	28,428,956	4,686,538	59,353,954
Issued in reinvestment of distributions	248,017	3,301,112	169,289	2,078,871
Redeemed	(1,764,480)	(23,414,397)	(3,196,908)	(40,674,811)
	622,609	8,315,671	1,658,919	20,758,014
Net increase (decrease)	7,491,902	$100,160,546	14,700,477	$185,205,306

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	12,575,868	$147,776,457	17,574,504	$195,282,525
Issued in reinvestment of distributions	1,134,503	13,375,788	715,865	7,659,751
Redeemed	(3,990,456)	(46,997,216)	(5,590,859)	(62,630,333)
	9,719,915	114,155,029	12,699,510	140,311,943
Institutional Class
Sold	7,223,529	85,171,514	11,495,580	127,961,001
Issued in reinvestment of distributions	628,617	7,411,398	458,041	4,901,041
Redeemed	(3,193,284)	(37,736,468)	(3,050,956)	(34,121,293)
	4,658,862	54,846,444	8,902,665	98,740,749
A Class
Sold	6,183,117	72,476,390	12,392,613	137,405,595
Issued in reinvestment of distributions	604,367	7,125,492	422,453	4,516,026
Redeemed	(3,350,256)	(39,373,866)	(6,406,289)	(70,755,348)
	3,437,228	40,228,016	6,408,777	71,166,273
C Class
Sold	220,427	2,561,429	379,741	4,240,608
Issued in reinvestment of distributions	11,419	134,968	4,935	52,903
Redeemed	(46,208)	(533,901)	(70,974)	(792,031)
	185,638	2,162,496	313,702	3,501,480
R Class
Sold	3,069,562	35,921,086	5,327,703	59,083,880
Issued in reinvestment of distributions	218,800	2,579,646	142,703	1,526,922
Redeemed	(1,934,129)	(22,603,526)	(2,368,069)	(26,295,502)
	1,354,233	15,897,206	3,102,337	34,315,300
Net increase (decrease)	19,355,876	$227,289,191	31,426,991	$348,035,745

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	10,415,330	$145,518,479	21,905,715	$286,727,700
Issued in reinvestment of distributions	1,963,505	27,489,062	1,263,062	15,889,240
Redeemed	(5,473,515)	(76,459,869)	(8,758,373)	(115,212,720)
	6,905,320	96,547,672	14,410,404	187,404,220
Institutional Class
Sold	6,410,082	89,860,862	10,084,144	131,596,068
Issued in reinvestment of distributions	804,901	11,260,566	502,576	6,317,375
Redeemed	(2,272,375)	(31,946,670)	(3,443,704)	(45,308,666)
	4,942,608	69,174,758	7,143,016	92,604,777
A Class
Sold	6,841,183	95,390,600	14,889,032	194,367,220
Issued in reinvestment of distributions	951,631	13,322,832	606,008	7,623,588
Redeemed	(5,341,399)	(74,553,246)	(8,180,957)	(107,134,483)
	2,451,415	34,160,186	7,314,083	94,856,325
C Class
Sold	57,330	795,219	231,924	3,020,371
Issued in reinvestment of distributions	9,756	136,882	5,688	71,730
Redeemed	(31,125)	(434,352)	(67,347)	(874,444)
	35,961	497,749	170,265	2,217,657
R Class
Sold	2,982,571	41,522,907	5,671,348	74,035,499
Issued in reinvestment of distributions	327,815	4,589,412	214,976	2,704,400
Redeemed	(2,283,659)	(31,606,497)	(3,716,508)	(48,533,278)
	1,026,727	14,505,822	2,169,816	28,206,621
Net increase (decrease)	15,362,031	$214,886,187	31,207,584	$405,289,600

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	12,127,795	$144,342,974	15,827,973	$174,401,934
Issued in reinvestment of distributions	1,066,114	12,740,058	561,198	5,909,411
Redeemed	(3,164,579)	(37,701,790)	(4,119,025)	(45,821,607)
	10,029,330	119,381,242	12,270,146	134,489,738
Institutional Class
Sold	6,841,290	81,341,047	10,414,918	114,569,213
Issued in reinvestment of distributions	649,722	7,764,175	395,398	4,163,541
Redeemed	(2,622,019)	(31,232,781)	(2,437,496)	(27,035,315)
	4,868,993	57,872,441	8,372,820	91,697,439
A Class
Sold	6,802,617	80,666,618	12,761,092	139,840,717
Issued in reinvestment of distributions	638,448	7,623,066	388,007	4,081,835
Redeemed	(3,064,810)	(36,339,941)	(6,726,595)	(73,434,908)
	4,376,255	51,949,743	6,422,504	70,487,644
C Class
Sold	66,140	773,070	163,316	1,803,792
Issued in reinvestment of distributions	6,091	72,962	3,084	32,568
Redeemed	(53,190)	(630,696)	(24,919)	(273,173)
	19,041	215,336	141,481	1,563,187
R Class
Sold	2,853,791	33,800,187	4,728,567	51,824,638
Issued in reinvestment of distributions	227,857	2,722,894	148,104	1,559,529
Redeemed	(2,591,870)	(30,633,815)	(2,581,244)	(28,332,867)
	489,778	5,889,266	2,295,427	25,051,300
Net increase (decrease)	19,783,397	$235,308,028	29,502,378	$323,289,308

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	8,657,832	$128,968,431	15,566,058	$212,886,566
Issued in reinvestment of distributions	1,399,130	20,958,973	818,633	10,650,420
Redeemed	(3,448,072)	(51,279,098)	(6,155,975)	(84,525,108)
	6,608,890	98,648,306	10,228,716	139,011,878
Institutional Class
Sold	4,098,382	61,146,396	7,425,796	101,284,900
Issued in reinvestment of distributions	584,736	8,765,198	354,611	4,613,488
Redeemed	(1,791,307)	(26,851,007)	(2,358,336)	(32,419,009)
	2,891,811	43,060,587	5,422,071	73,479,379
A Class
Sold	5,390,261	80,095,129	10,699,576	145,683,369
Issued in reinvestment of distributions	724,693	10,855,896	419,559	5,458,461
Redeemed	(4,172,728)	(61,988,632)	(5,238,011)	(71,270,665)
	1,942,226	28,962,393	5,881,124	79,871,165
C Class
Sold	46,458	688,319	154,242	2,080,840
Issued in reinvestment of distributions	5,614	84,263	2,597	33,832
Redeemed	(19,354)	(285,126)	(19,292)	(265,520)
	32,718	487,456	137,547	1,849,152
R Class
Sold	2,542,754	37,689,624	4,406,484	59,941,209
Issued in reinvestment of distributions	271,934	4,076,289	165,122	2,148,238
Redeemed	(1,594,610)	(23,503,870)	(2,689,127)	(36,560,222)
	1,220,078	18,262,043	1,882,479	25,529,225
Net increase (decrease)	12,695,723	$189,420,785	23,551,937	$319,740,799

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	10,262,191	$125,454,654	11,673,243	$129,271,529
Issued in reinvestment of distributions	822,511	10,141,561	340,253	3,579,466
Redeemed	(2,564,908)	(31,443,331)	(2,679,655)	(30,048,104)
	8,519,794	104,152,884	9,333,841	102,802,891
Institutional Class
Sold	4,502,112	54,964,263	8,092,206	89,366,596
Issued in reinvestment of distributions	503,626	6,209,714	282,159	2,968,317
Redeemed	(1,542,939)	(18,854,900)	(1,963,315)	(22,106,041)
	3,462,799	42,319,077	6,411,050	70,228,872
A Class
Sold	3,844,402	46,758,661	8,111,665	89,513,559
Issued in reinvestment of distributions	428,583	5,284,424	221,993	2,335,369
Redeemed	(1,621,548)	(19,732,875)	(4,215,706)	(46,186,634)
	2,651,437	32,310,210	4,117,952	45,662,294
C Class
Sold	66,238	787,570	129,859	1,422,687
Issued in reinvestment of distributions	4,337	53,557	1,536	16,193
Redeemed	(27,663)	(337,641)	(12,412)	(138,841)
	42,912	503,486	118,983	1,300,039
R Class
Sold	1,809,791	22,049,414	3,177,705	35,123,744
Issued in reinvestment of distributions	143,522	1,769,619	73,570	773,949
Redeemed	(1,285,403)	(15,514,769)	(1,337,393)	(14,834,795)
	667,910	8,304,264	1,913,882	21,062,898
Net increase (decrease)	15,344,852	$187,589,921	21,895,708	$241,056,994

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	7,597,151	$116,971,752	9,865,621	$136,859,572
Issued in reinvestment of distributions	920,996	14,293,859	447,874	5,876,112
Redeemed	(2,341,145)	(35,985,049)	(3,813,871)	(53,371,988)
	6,177,002	95,280,562	6,499,624	89,363,696
Institutional Class
Sold	3,372,256	51,986,076	5,830,139	80,927,927
Issued in reinvestment of distributions	493,000	7,651,352	275,262	3,614,185
Redeemed	(1,254,091)	(19,352,427)	(2,039,715)	(28,820,490)
	2,611,165	40,285,001	4,065,686	55,721,622
A Class
Sold	3,681,355	56,440,756	7,207,169	99,695,460
Issued in reinvestment of distributions	477,700	7,409,128	243,458	3,194,164
Redeemed	(2,876,229)	(44,083,650)	(3,419,440)	(47,314,139)
	1,282,826	19,766,234	4,031,187	55,575,485
C Class
Sold	25,431	387,944	57,351	788,393
Issued in reinvestment of distributions	2,058	31,996	1,005	13,216
Redeemed	(12,950)	(198,996)	(25,755)	(356,111)
	14,539	220,944	32,601	445,498
R Class
Sold	1,533,110	23,455,725	2,800,637	38,731,448
Issued in reinvestment of distributions	175,396	2,722,141	93,228	1,224,088
Redeemed	(1,244,002)	(18,796,920)	(1,583,628)	(21,964,230)
	464,504	7,380,946	1,310,237	17,991,306
Net increase (decrease)	10,550,036	$162,933,687	15,939,335	$219,097,607

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	5,237,203	$63,683,186	6,049,436	$66,148,608
Issued in reinvestment of distributions	420,182	5,164,040	146,269	1,509,492
Redeemed	(1,244,645)	(15,164,895)	(1,173,785)	(12,929,650)
	4,412,740	53,682,331	5,021,920	54,728,450
Institutional Class
Sold	2,356,989	28,552,010	4,643,778	50,574,652
Issued in reinvestment of distributions	288,019	3,542,636	164,666	1,699,354
Redeemed	(1,504,661)	(18,167,900)	(1,594,792)	(17,804,713)
	1,140,347	13,926,746	3,213,652	34,469,293
A Class
Sold	2,456,035	29,669,192	4,242,585	46,157,215
Issued in reinvestment of distributions	240,168	2,951,668	114,358	1,180,176
Redeemed	(1,149,452)	(13,905,693)	(2,087,647)	(22,595,813)
	1,546,751	18,715,167	2,269,296	24,741,578
C Class
Sold	43,364	512,365	129,920	1,411,412
Issued in reinvestment of distributions	3,754	46,249	1,356	14,016
Redeemed	(25,586)	(307,972)	(35,017)	(388,636)
	21,532	250,642	96,259	1,036,792
R Class
Sold	1,064,644	12,881,417	1,771,563	19,322,122
Issued in reinvestment of distributions	79,614	978,460	33,465	345,363
Redeemed	(734,911)	(8,839,598)	(588,663)	(6,443,318)
	409,347	5,020,279	1,216,365	13,224,167
Net increase (decrease)	7,530,717	$91,595,165	11,817,492	$128,200,280

	Six months ended January 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,001,500	$12,469,408	1,329,932	$14,885,809
Issued in reinvestment of distributions	50,205	634,088	9,360	98,281
Redeemed	(278,307)	(3,450,570)	(479,801)	(5,422,948)
	773,398	9,652,926	859,491	9,561,142
Institutional Class
Sold	959,766	11,849,742	690,555	7,705,028
Issued in reinvestment of distributions	43,142	544,884	9,081	95,351
Redeemed	(188,274)	(2,336,458)	(175,954)	(1,943,140)
	814,634	10,058,168	523,682	5,857,239
A Class
Sold	771,588	9,546,346	1,082,184	12,072,068
Issued in reinvestment of distributions	38,909	491,428	7,862	82,547
Redeemed	(168,571)	(2,085,628)	(231,729)	(2,574,278)
	641,926	7,952,146	858,317	9,580,337
C Class
Sold	8,080	100,002	12,693	143,571
Issued in reinvestment of distributions	376	4,744	65	683
Redeemed	(1,534)	(18,869)	(3,412)	(39,903)
	6,922	85,877	9,346	104,351
R Class
Sold	351,203	4,354,924	556,067	6,227,902
Issued in reinvestment of distributions	16,044	202,791	2,149	22,562
Redeemed	(143,908)	(1,785,463)	(84,792)	(951,389)
	223,339	2,772,252	473,424	5,299,075
Net increase (decrease)	2,460,219	$30,521,369	2,724,260	$30,402,144

6. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2014 follows:

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice In Retirement Portfolio
NT Core Equity Plus Fund Institutional Class	1,075,913	$2,391,052	$916,088	$38,424	$985,208	1,177,178	$16,433,407
NT Equity Growth Fund Institutional Class	4,027,598	13,257,241	4,814,414	29,852	5,218,713	4,732,888	55,895,413
NT Growth Fund Institutional Class	2,218,035	5,889,514	2,895,206	85,300	1,573,356	2,412,927	36,290,415
NT Heritage Fund Institutional Class(2)	963,648	3,096,396	1,056,501	32,949	1,464,643	1,124,283	13,952,355
NT Large Company Value Fund Institutional Class	4,691,688	11,264,698	3,767,101	(5,624)	2,123,956	5,342,256	61,115,408
NT Mid Cap Value Fund Institutional Class	1,606,174	5,098,672	2,060,211	(32,929)	1,806,716	1,860,507	22,140,036
NT Small Company Fund Institutional Class	932,733	2,609,463	1,076,629	28,976	1,340,452	1,082,205	10,886,986
Real Estate Fund Institutional Class	192,130	1,438,738	414,582	(9,323)	68,447	236,034	5,700,210
High-Yield Fund Institutional Class	2,983,014	3,640,317	491,314	(11,050)	798,006	3,492,945	21,586,401
Inflation-Adjusted Bond Fund Institutional Class	3,045,484	5,845,129	34,280,772	(509,837)	287,976	732,315	8,619,349
NT Diversified Bond Fund Institutional Class	12,260,943	29,477,078	9,196,629	(396,570)	1,734,019	14,210,650	151,911,853
Short Duration Inflation Protection Bond Fund Institutional Class	—	35,330,865	426,797	(1,304)	74,018	3,357,018	34,812,278
Premium Money Market Fund Investor Class	48,837,927	9,917,607	1,766,265	—	2,682	56,989,269	56,989,269
International Bond Fund Institutional Class	2,483,677	7,613,046	2,092,008	(98,762)	164,254	2,889,714	40,253,714
NT International Growth Fund Institutional Class	2,222,569	5,155,283	2,645,704	95,107	1,633,398	2,437,806	27,327,804
		$142,025,099	$67,900,221	$(754,791)	$19,275,844		$563,914,898

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2015 Portfolio
NT Core Equity Plus Fund Institutional Class	2,607,470	$2,616,689	$ 2,229,633	$ 642,028	$2,199,276	2,594,628	$ 36,221,007
NT Equity Growth Fund Institutional Class	9,388,481	17,301,401	5,389,023	336,085	11,687,317	10,370,885	122,480,156
NT Growth Fund Institutional Class	5,572,458	4,807,167	5,318,463	883,253	3,669,964	5,483,310	82,468,975
NT Heritage Fund Institutional Class(2)	2,712,020	4,033,277	3,118,112	914,786	3,608,711	2,737,857	33,976,803
NT Large Company Value Fund Institutional Class	11,104,521	11,012,768	3,894,125	91,168	4,751,584	11,716,609	134,038,012
NT Mid Cap Value Fund Institutional Class	4,100,679	4,927,605	1,494,993	224,694	4,290,248	4,373,846	52,048,772
NT Small Company Fund Institutional Class	2,338,451	3,463,105	2,449,478	669,795	3,000,796	2,395,376	24,097,485
Real Estate Fund Institutional Class	481,373	1,718,198	74,686	(2,126)	157,219	550,735	13,300,248
High-Yield Fund Institutional Class	6,629,783	6,136,313	—	—	1,749,980	7,620,503	47,094,711
Inflation-Adjusted Bond Fund Institutional Class	6,696,627	11,117,788	69,982,061	(1,407,015)	769,252	1,939,845	22,831,971
NT Diversified Bond Fund Institutional Class	27,867,833	39,955,712	7,636,608	(293,253)	3,870,660	30,946,850	330,821,827
Short Duration Inflation Protection Bond Fund Institutional Class	—	71,964,144	—	—	154,591	6,920,809	71,768,793
Premium Money Market Fund Investor Class	101,533,706	18,114,954	125,520	—	5,652	119,523,140	119,523,140
International Bond Fund
Institutional Class	5,316,033	11,895,494	67,892	(3,894)	354,001	6,171,557	85,969,791
NT Emerging Markets Fund Institutional Class	586,208	179,024	2,361,512	756,935	7,561	303,318	2,960,379
NT International Growth Fund Institutional Class	5,358,497	6,103,853	5,426,151	688,819	3,674,284	5,374,281	60,245,687
		$215,347,492	$109,568,257	$3,501,275	$43,951,096		$1,239,847,757

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2020 Portfolio
NT Core Equity Plus Fund Institutional Class	2,109,093	$6,335,820	$456,065	$11,722	$2,080,747	2,523,585	$35,229,247
NT Equity Growth Fund Institutional Class	7,567,704	27,377,039	2,870,832	55,093	10,471,018	9,598,347	113,356,483
NT Growth Fund Institutional Class	5,424,075	16,554,159	2,464,209	19,400	4,116,703	6,364,178	95,717,242
NT Heritage Fund Institutional Class(2)	2,935,252	10,225,884	1,511,512	(6,659)	4,661,104	3,626,436	45,004,074
NT Large Company Value Fund Institutional Class	9,500,396	26,961,769	1,911,536	10,749	4,571,132	11,674,936	133,561,264
NT Mid Cap Value Fund Institutional Class	3,964,015	13,438,762	870,643	(28,999)	4,759,054	4,999,392	59,492,765
NT Small Company Fund Institutional Class	1,866,026	5,653,965	861,113	19,873	2,822,271	2,329,880	23,438,597
Real Estate Fund Institutional Class	514,039	4,045,207	564,252	(11,495)	185,427	661,486	15,974,893
High-Yield Fund Institutional Class	5,658,295	9,285,778	303,198	(5,616)	1,585,390	7,110,317	43,941,760
Inflation-Adjusted Bond Fund Institutional Class	5,772,276	16,818,809	50,630,672	(3,230,880)	1,257,790	3,246,976	38,216,908
NT Diversified Bond Fund Institutional Class	22,991,264	73,699,648	8,963,903	(423,697)	3,455,634	29,140,438	311,511,279
Short Duration Inflation Protection Bond Fund Institutional Class	—	51,000,530	44,666	(215)	106,772	4,901,131	50,824,734
Premium Money Market Fund Investor Class	65,611,158	20,850,363	803,000	—	3,875	85,658,521	85,658,521
NT Emerging Markets Fund Institutional Class	1,480,359	2,843,737	2,720,479	16,881	35,914	1,498,529	14,625,644
NT International Growth Fund Institutional Class	5,384,627	13,487,211	3,153,894	43,127	4,173,337	6,288,098	70,489,579
International Bond Fund Institutional Class	4,038,033	16,250,639	1,067,371	(42,616)	289,653	5,138,791	71,583,364
		$314,829,320	$79,197,345	$(3,573,332)	$44,575,821		$1,208,626,354

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2025 Portfolio
NT Core Equity Plus Fund Institutional Class	3,841,659	$5,227,455	$888,781	$75,502	$3,493,640	4,143,326	$57,840,829
NT Equity Growth Fund Institutional Class	13,407,589	26,554,974	3,717,953	162,404	17,150,451	15,314,541	180,864,726
NT Growth Fund Institutional Class	11,473,007	14,135,591	4,664,839	157,973	7,969,246	12,096,301	181,928,360
NT Heritage Fund Institutional Class(2)	6,367,562	12,715,049	2,535,440	301,017	9,367,036	7,170,116	88,981,135
NT Large Company Value Fund Institutional Class	17,688,022	24,415,740	2,812,082	75,047	7,859,965	19,566,676	223,842,770
NT Mid Cap Value Fund Institutional Class	8,006,170	13,069,368	274,894	(7,714)	8,777,627	9,063,817	107,859,424
NT Small Company Fund Institutional Class	4,389,883	7,235,743	2,690,067	694,435	5,898,231	4,797,310	48,260,938
Real Estate Fund Institutional Class	1,037,027	6,754,905	448,957	(7,713)	376,554	1,305,235	31,521,435
High-Yield Fund Institutional Class	9,207,943	11,126,104	—	—	2,521,529	11,005,096	68,011,493
Inflation-Adjusted Bond Fund Institutional Class	9,501,028	21,067,155	53,239,418	(4,068,483)	2,860,990	7,185,034	84,567,852
NT Diversified Bond Fund Institutional Class	38,736,091	74,708,675	13,327,515	(494,947)	5,542,296	44,580,646	476,567,108
Short Duration Inflation Protection Bond Fund Institutional Class	—	52,303,372	—	—	112,100	5,030,057	52,161,689
NT Emerging Markets Fund Institutional Class	4,052,787	6,554,576	2,919,889	13,081	108,731	4,422,565	43,164,238
NT International Growth Fund Institutional Class	11,184,672	16,976,938	7,192,607	245,046	8,152,320	12,036,719	134,931,621
Premium Money Market Fund Investor Class	84,682,336	15,728,551	249,515	—	4,740	100,161,372	100,161,372
International Bond Fund
Institutional Class	5,235,492	18,271,713	1,036,575	(59,751)	377,637	6,485,659	90,345,230
		$326,845,909	$95,998,532	$(2,914,103)	$80,573,093		$1,971,010,220

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2030 Portfolio
NT Core Equity Plus Fund Institutional Class	2,128,304	$7,461,353	$372,959	$(4,513)	$2,167,131	2,625,639	$36,653,913
NT Equity Growth Fund Institutional Class	6,867,087	27,290,519	2,607,109	(17,423)	9,795,088	8,901,795	105,130,196
NT Growth Fund Institutional Class	7,020,849	23,069,709	2,958,787	8,105	5,450,239	8,358,104	125,705,889
NT Heritage Fund Institutional Class(2)	3,539,295	14,721,106	672,671	1,475	5,986,874	4,630,638	57,466,222
NT Large Company Value Fund Institutional Class	9,538,044	29,939,618	2,447,459	(1,448)	4,675,872	11,919,172	136,355,328
NT Mid Cap Value Fund Institutional Class	3,872,410	14,978,001	846,731	(37,984)	4,802,053	5,029,095	59,846,227
NT Small Company Fund Institutional Class	3,042,249	10,118,054	1,054,461	31,747	4,744,927	3,912,005	39,354,775
Real Estate Fund Institutional Class	657,257	6,214,850	860,601	(44,203)	243,072	883,867	21,345,379
High-Yield Fund Institutional Class	4,418,124	8,531,757	773,928	(16,798)	1,256,931	5,673,629	35,063,028
Inflation-Adjusted Bond Fund Institutional Class	4,569,525	19,390,538	15,187,638	(1,308,115)	1,960,657	5,037,531	59,291,745
NT Diversified Bond Fund Institutional Class	18,116,815	68,149,926	8,994,983	(410,808)	2,786,076	23,732,077	253,695,898
Short Duration Inflation Protection Bond Fund Institutional Class	—	14,286,519	210,499	(577)	29,610	1,353,908	14,040,025
NT Emerging Markets Fund Institutional Class	2,647,233	6,441,877	1,195,544	(8,597)	76,530	3,161,494	30,856,185
NT International Growth Fund Institutional Class	7,058,493	21,702,347	4,782,017	33,594	5,694,051	8,528,439	95,603,802
Premium Money Market Fund Investor Class	45,224,828	14,684,657	1,221,021	—	2,656	58,688,464	58,688,464
International Bond Fund Institutional Class	1,150,750	7,927,973	393,580	(16,531)	96,142	1,696,169	23,627,633
		$294,908,804	$44,579,988	$(1,792,076)	$49,767,909		$1,152,724,709

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2035 Portfolio
NT Core Equity Plus Fund Institutional Class	3,080,717	$6,157,882	$658,344	$32,041	$2,890,299	3,467,234	$48,402,582
NT Equity Growth Fund Institutional Class	10,361,071	24,581,486	3,006,024	118,026	13,480,240	12,157,058	143,574,860
NT Growth Fund Institutional Class	11,715,612	20,375,313	2,967,488	(5,590)	8,415,493	12,877,044	193,670,745
NT Heritage Fund Institutional Class(2)	5,815,662	13,224,051	1,450,986	63,230	8,777,194	6,753,225	83,807,518
NT Large Company Value Fund Institutional Class	14,683,860	26,914,051	2,964,723	62,142	6,643,656	16,763,500	191,774,440
NT Mid Cap Value Fund Institutional Class	6,047,493	11,444,897	214,262	1,450	6,701,674	6,977,498	83,032,222
NT Small Company Fund Institutional Class	5,270,123	12,506,292	2,199,400	51,292	7,676,593	6,279,586	63,172,640
Real Estate Fund Institutional Class	1,063,993	6,873,901	657,397	(12,777)	378,319	1,327,852	32,067,637
High-Yield Fund Institutional Class	5,430,252	7,476,727	32,791	(982)	1,491,416	6,632,694	40,990,047
Inflation-Adjusted Bond Fund Institutional Class	5,661,590	18,521,683	2,131,629	(231,468)	2,817,285	7,053,842	83,023,719
NT Diversified Bond Fund Institutional Class	22,680,743	56,347,067	11,019,937	(420,639)	3,312,095	27,001,492	288,645,950
NT Emerging Markets Fund Institutional Class	4,619,617	8,504,575	1,221,819	(9,493)	129,984	5,341,120	52,129,330
NT International Growth Fund Institutional Class	11,491,419	21,684,919	8,304,959	257,037	8,478,389	12,651,595	141,824,382
Premium Money Market Fund Investor Class	55,091,232	14,707,676	676,882	—	3,183	69,122,026	69,122,026
		$249,320,520	$37,506,641	$(95,731)	$71,195,820		$1,515,238,098

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2040 Portfolio
NT Core Equity Plus Fund Institutional Class	1,661,736	$5,971,165	$459,604	$14,774	$1,676,917	2,047,756	$28,586,677
NT Equity Growth Fund Institutional Class	5,313,904	23,509,706	1,281,272	6,628	7,785,496	7,140,191	84,325,650
NT Growth Fund Institutional Class	6,125,839	24,179,614	2,107,747	8,991	4,903,465	7,587,063	114,109,420
NT Heritage Fund Institutional Class(2)	3,254,491	15,278,021	976,773	(4,377)	5,605,573	4,363,258	54,148,033
NT Large Company Value Fund Institutional Class	7,634,726	27,534,873	1,296,148	(5,203)	3,842,227	9,904,351	113,305,779
NT Mid Cap Value Fund Institutional Class	3,416,646	14,197,073	791,959	(30,492)	4,277,610	4,513,105	53,705,950
NT Small Company Fund Institutional Class	2,444,335	10,124,597	531,984	7,022	4,036,738	3,358,881	33,790,340
Real Estate Fund Institutional Class	587,623	6,071,952	547,068	(20,920)	220,462	820,335	19,811,085
High-Yield Fund Institutional Class	2,299,621	5,426,335	141,404	(4,158)	682,729	3,153,605	19,489,276
Inflation-Adjusted Bond Fund Institutional Class	2,336,857	12,517,123	441,568	(50,046)	1,297,393	3,349,849	39,427,719
NT Diversified Bond Fund Institutional Class	9,430,054	39,375,376	3,744,201	(156,506)	1,491,721	12,803,712	136,871,681
NT Emerging Markets Fund Institutional Class	2,822,162	8,572,305	1,084,972	(6,414)	85,311	3,547,213	34,620,802
NT International Growth Fund Institutional Class	5,718,528	20,053,162	2,170,967	(4,419)	4,821,830	7,266,903	81,461,983
Premium Money Market Fund Investor Class	11,028,928	6,031,436	89,344	—	720	16,971,020	16,971,020
		$218,842,738	$15,665,011	$(245,120)	$40,728,192		$830,625,415

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2045 Portfolio
NT Core Equity Plus Fund Institutional Class	2,848,538	$7,335,934	$420,337	$ 4,848	$2,741,683	3,332,704	$46,524,550
NT Equity Growth Fund Institutional Class	7,383,932	22,734,354	1,225,440	9,747	10,061,399	9,157,424	108,149,173
NT Growth Fund Institutional Class	8,899,746	20,962,012	1,809,385	3,158	6,559,040	10,165,668	152,891,644
NT Heritage Fund Institutional Class(2)	4,954,886	16,192,583	729,606	8,622	7,931,389	6,166,173	76,522,201
NT Large Company Value Fund Institutional Class	11,132,399	26,687,670	2,577,020	30,321	5,166,928	13,214,001	151,168,177
NT Mid Cap Value Fund Institutional Class	5,157,434	15,376,057	503,131	3,671	6,045,899	6,376,582	75,881,330
NT Small Company Fund Institutional Class	3,457,090	8,652,011	2,101,876	62,307	4,956,241	4,096,499	41,210,782
Real Estate Fund Institutional Class	898,233	6,529,364	277,930	874	320,504	1,161,832	28,058,249
High-Yield Fund Institutional Class	2,706,768	4,186,121	1,966	(52)	748,790	3,381,830	20,899,707
Inflation-Adjusted Bond Fund Institutional Class	2,756,318	10,265,406	207,244	(20,772)	1,394,168	3,601,574	42,390,526
NT Diversified Bond Fund Institutional Class	11,177,474	32,900,487	6,392,259	(281,350)	1,648,017	13,706,164	146,518,897
NT Emerging Markets Fund Institutional Class	4,656,480	10,474,840	1,079,369	(29,755)	133,719	5,579,702	54,457,890
NT International Growth Fund Institutional Class	7,986,801	20,592,688	3,397,121	1,016	6,268,923	9,476,105	106,227,140
		$202,889,527	$20,722,684	$(207,365)	$53,976,700		$1,050,900,266

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2050 Portfolio
NT Core Equity Plus Fund Institutional Class	1,094,952	$4,251,900	$236,485	$33	$1,117,992	1,376,935	$19,222,012
NT Equity Growth Fund Institutional Class	2,859,451	11,675,628	968,524	(4,971)	4,073,628	3,740,385	44,173,948
NT Growth Fund Institutional Class	3,486,184	13,253,010	1,523,227	2,494	2,738,789	4,262,132	64,102,464
NT Heritage Fund Institutional Class(2)	1,889,721	9,003,130	689,540	(2,196)	3,258,085	2,533,980	31,446,697
NT Large Company Value Fund Institutional Class	4,437,013	15,059,063	1,313,760	(10,531)	2,176,317	5,626,513	64,367,309
NT Mid Cap Value Fund Institutional Class	1,988,839	8,168,364	441,203	(3,344)	2,470,400	2,620,741	31,186,820
NT Small Company Fund Institutional Class	1,499,847	6,163,152	883,006	(8,089)	2,407,024	2,007,501	20,195,461
Real Estate Fund Institutional Class	381,766	3,700,042	464,251	(34,609)	142,292	519,807	12,553,339
High-Yield Fund Institutional Class	911,202	1,908,093	44,117	(1,285)	263,975	1,212,443	7,492,895
Inflation-Adjusted Bond Fund Institutional Class	926,820	4,625,133	291,385	(29,471)	496,979	1,292,162	15,208,748
NT Diversified Bond Fund Institutional Class	3,765,482	15,442,653	1,742,434	(91,560)	583,474	5,065,793	54,153,331
NT Emerging Markets Fund Institutional Class	2,139,963	7,662,972	1,437,120	(63,585)	65,433	2,754,156	26,880,566
NT International Growth Fund Institutional Class	2,998,655	11,130,196	1,735,322	(3,229)	2,511,255	3,812,729	42,740,687
		$112,043,336	$11,770,374	$(250,343)	$22,305,643		$433,724,277

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

	July 31, 2013					January 31, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2055 Portfolio
NT Core Equity Plus Fund Institutional Class	153,893	$1,458,766	$53,516	$(672)	$193,045	252,389	$3,523,351
NT Equity Growth Fund Institutional Class	415,586	3,827,595	152,229	(2,929)	731,504	716,205	8,458,385
NT Growth Fund Institutional Class	501,753	4,838,437	330,979	(1,765)	495,268	800,314	12,036,717
NT Heritage Fund Institutional Class(2)	274,978	2,789,646	134,600	(6,058)	589,574	479,007	5,944,480
NT Large Company Value Fund Institutional Class	635,708	5,145,484	236,124	(1,926)	379,594	1,059,998	12,126,372
NT Mid Cap Value Fund Institutional Class	288,684	2,610,858	112,854	(2,659)	436,645	492,696	5,863,079
NT Small Company Fund Institutional Class	220,762	1,804,658	52,082	(1,049)	433,910	387,121	3,894,435
Real Estate Fund Institutional Class	56,508	1,103,553	89,551	(9,017)	24,575	99,720	2,408,249
NT Emerging Markets Fund Institutional Class	312,478	2,421,113	263,601	(9,601)	11,905	524,150	5,115,708
NT International Growth Fund Institutional Class	405,046	3,174,868	223,427	1,306	417,287	659,760	7,395,913
High-Yield Fund Institutional Class	114,479	505,900	16,351	(520)	38,639	193,695	1,197,037
Inflation-Adjusted Bond Fund Institutional Class	116,220	1,152,090	104,882	(10,969)	75,755	204,835	2,410,911
NT Diversified Bond Fund Institutional Class	465,737	3,818,373	497,471	(21,691)	84,107	781,310	8,352,209
		$34,651,341	$2,267,667	$(67,550)	$3,911,808		$78,726,846

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.
(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

As of January 31, 2014, the funds, in aggregate, owned 99% of the shares of the underlying NT Core Equity Plus Fund, NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT Heritage Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund and NT Small Company Fund.

8. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Federal tax cost of investments	$497,510,691	$1,083,203,443	$1,082,721,376	$1,708,073,379	$1,024,597,308
Gross tax appreciation of investments	$66,669,141	$157,680,134	$127,623,573	$264,223,412	$131,503,441
Gross tax depreciation of investments	(264,934)	(1,035,820)	(1,718,595)	(1,286,571)	(3,376,040)
Net tax appreciation (depreciation) of investments	$66,404,207	$156,644,314	$125,904,978	$262,936,841	$128,127,401

	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Federal tax cost of investments	$1,304,426,644	$739,046,381	$909,512,412	$388,850,406	$75,268,201
Gross tax appreciation of investments	$213,609,596	$94,757,206	$143,320,267	$46,340,767	$3,840,618
Gross tax depreciation of investments	(2,798,142)	(3,178,172)	(1,932,413)	(1,466,896)	(381,973)
Net tax appreciation (depreciation) of investments	$210,811,454	$91,579,034	$141,387,854	$44,873,871	$3,458,645

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2014(4)	$12.41	0.21	0.20	0.41	(0.20)	(0.12)	(0.32)	$12.50	3.34%	0.20%(5)	3.25%(5)	13%	$239,215
2013	$11.61	0.22	0.94	1.16	(0.23)	(0.13)	(0.36)	$12.41	10.11%	0.20%	1.83%	11%	$205,529
2012	$11.23	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.61	5.81%	0.21%	2.21%	28%	$128,450
2011	$10.27	0.24	0.97	1.21	(0.25)	—	(0.25)	$11.23	11.87%	0.21%	2.26%	10%	$81,907
2010	$9.53	0.22	0.74	0.96	(0.22)	—	(0.22)	$10.27	10.15%	0.21%	2.19%	13%	$102,497
2009	$10.64	0.24	(0.95)	(0.71)	(0.31)	(0.09)	(0.40)	$9.53	(6.44)%	0.20%	2.64%	51%	$95,441
Institutional Class
2014(4)	$12.42	0.21	0.22	0.43	(0.22)	(0.12)	(0.34)	$12.51	3.45%	0.00%(5)(6)	3.45%(5)	13%	$115,370
2013	$11.61	0.25	0.94	1.19	(0.25)	(0.13)	(0.38)	$12.42	10.42%	0.00%(6)	2.03%	11%	$104,270
2012	$11.24	0.27	0.38	0.65	(0.28)	—	(0.28)	$11.61	5.92%	0.01%	2.41%	28%	$74,759
2011	$10.27	0.28	0.96	1.24	(0.27)	—	(0.27)	$11.24	12.20%	0.01%	2.46%	10%	$104,778
2010	$9.53	0.24	0.74	0.98	(0.24)	—	(0.24)	$10.27	10.37%	0.01%	2.39%	13%	$39,202
2009	$10.64	0.26	(0.95)	(0.69)	(0.33)	(0.09)	(0.42)	$9.53	(6.25)%	0.00%(6)	2.84%	51%	$25,088

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2014(4)	$12.41	0.19	0.20	0.39	(0.18)	(0.12)	(0.30)	$12.50	3.20%	0.45%(5)	3.00%(5)	13%	$131,489
2013	$11.60	0.19	0.95	1.14	(0.20)	(0.13)	(0.33)	$12.41	9.94%	0.45%	1.58%	11%	$119,504
2012	$11.23	0.23	0.37	0.60	(0.23)	—	(0.23)	$11.60	5.46%	0.46%	1.96%	28%	$105,111
2011	$10.27	0.22	0.96	1.18	(0.22)	—	(0.22)	$11.23	11.60%	0.46%	2.01%	10%	$87,205
2010	$9.53	0.19	0.75	0.94	(0.20)	—	(0.20)	$10.27	9.87%	0.46%	1.94%	13%	$68,110
2009	$10.64	0.21	(0.94)	(0.73)	(0.29)	(0.09)	(0.38)	$9.53	(6.67)%	0.45%	2.39%	51%	$34,202
C Class
2014(4)	$12.41	0.17	0.18	0.35	(0.13)	(0.12)	(0.25)	$12.51	2.86%	1.20%(5)	2.25%(5)	13%	$2,260
2013	$11.61	0.10	0.94	1.04	(0.11)	(0.13)	(0.24)	$12.41	9.04%	1.20%	0.83%	11%	$1,369
2012	$11.24	0.14	0.38	0.52	(0.15)	—	(0.15)	$11.61	4.69%	1.21%	1.21%	28%	$810
2011	$10.27	0.09	1.02	1.11	(0.14)	—	(0.14)	$11.24	10.87%	1.21%	1.26%	10%	$538
2010(8)	$10.15	0.03	0.12	0.15	(0.03)	—	(0.03)	$10.27	1.51%	1.21%(5)	0.77%(5)	13%(9)	$35
R Class
2014(4)	$12.40	0.18	0.20	0.38	(0.17)	(0.12)	(0.29)	$12.49	3.06%	0.70%(5)	2.75%(5)	13%	$75,587
2013	$11.59	0.16	0.95	1.11	(0.17)	(0.13)	(0.30)	$12.40	9.67%	0.70%	1.33%	11%	$60,104
2012	$11.22	0.18	0.39	0.57	(0.20)	—	(0.20)	$11.59	5.20%	0.71%	1.71%	28%	$38,365
2011	$10.26	0.19	0.96	1.15	(0.19)	—	(0.19)	$11.22	11.33%	0.71%	1.76%	10%	$24,616
2010	$9.52	0.16	0.75	0.91	(0.17)	—	(0.17)	$10.26	9.61%	0.71%	1.69%	13%	$12,527
2009	$10.63	0.18	(0.93)	(0.75)	(0.27)	(0.09)	(0.36)	$9.52	(6.91)%	0.70%	2.14%	51%	$3,466

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2015 Portfolio
Investor Class
2014(4)	$13.19	0.22	0.24	0.46	(0.28)	(0.18)	(0.46)	$13.19	3.41%	0.20%(5)	3.25%(5)	10%	$583,166
2013	$12.26	0.24	1.04	1.28	(0.25)	(0.10)	(0.35)	$13.19	10.61%	0.20%	1.85%	6%	$543,673
2012	$11.88	0.26	0.39	0.65	(0.27)	—	(0.27)	$12.26	5.63%	0.21%	2.22%	19%	$424,416
2011	$10.76	0.25	1.11	1.36	(0.24)	—	(0.24)	$11.88	12.72%	0.21%	2.21%	4%	$322,747
2010	$9.87	0.22	0.86	1.08	(0.19)	—	(0.19)	$10.76	11.00%	0.21%	2.11%	9%	$284,172
2009	$11.39	0.26	(1.29)	(1.03)	(0.35)	(0.14)	(0.49)	$9.87	(8.63)%	0.20%	2.78%	28%	$217,149
Institutional Class
2014(4)	$13.21	0.23	0.25	0.48	(0.31)	(0.18)	(0.49)	$13.20	3.54%	0.00%(5)(6)	3.45%(5)	10%	$218,523
2013	$12.28	0.26	1.04	1.30	(0.27)	(0.10)	(0.37)	$13.21	10.82%	0.00%(6)	2.05%	6%	$182,995
2012	$11.90	0.29	0.38	0.67	(0.29)	—	(0.29)	$12.28	5.83%	0.01%	2.42%	19%	$125,106
2011	$10.78	0.29	1.09	1.38	(0.26)	—	(0.26)	$11.90	12.92%	0.01%	2.41%	4%	$175,214
2010	$9.89	0.25	0.85	1.10	(0.21)	—	(0.21)	$10.78	11.20%	0.01%	2.31%	9%	$82,264
2009	$11.41	0.24	(1.25)	(1.01)	(0.37)	(0.14)	(0.51)	$9.89	(8.42)%	0.00%(6)	2.98%	28%	$59,500
A Class(7)
2014(4)	$13.17	0.20	0.23	0.43	(0.24)	(0.18)	(0.42)	$13.18	3.23%	0.45%(5)	3.00%(5)	10%	$310,663
2013	$12.24	0.20	1.05	1.25	(0.22)	(0.10)	(0.32)	$13.17	10.34%	0.45%	1.60%	6%	$295,377
2012	$11.87	0.23	0.38	0.61	(0.24)	—	(0.24)	$12.24	5.28%	0.46%	1.97%	19%	$242,298
2011	$10.75	0.22	1.11	1.33	(0.21)	—	(0.21)	$11.87	12.44%	0.46%	1.96%	4%	$178,615
2010	$9.86	0.19	0.86	1.05	(0.16)	—	(0.16)	$10.75	10.73%	0.46%	1.86%	9%	$115,945
2009	$11.37	0.25	(1.29)	(1.04)	(0.33)	(0.14)	(0.47)	$9.86	(8.79)%	0.45%	2.53%	28%	$40,386

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$13.14	0.15	0.24	0.39	(0.14)	(0.18)	(0.32)	$13.21	2.84%	1.20%(5)	2.25%(5)	10%	$4,599
2013	$12.21	0.11	1.04	1.15	(0.12)	(0.10)	(0.22)	$13.14	9.53%	1.20%	0.85%	6%	$4,003
2012	$11.84	0.13	0.39	0.52	(0.15)	—	(0.15)	$12.21	4.50%	1.21%	1.22%	19%	$2,124
2011	$10.72	0.12	1.12	1.24	(0.12)	—	(0.12)	$11.84	11.62%	1.21%	1.21%	4%	$934
2010(8)	$10.55	0.04	0.13	0.17	—	—	—	$10.72	1.61%	1.21%(5)	0.83%(5)	9%(9)	$182
R Class
2014(4)	$13.15	0.18	0.24	0.42	(0.21)	(0.18)	(0.39)	$13.18	3.13%	0.70%(5)	2.75%(5)	10%	$122,914
2013	$12.22	0.17	1.04	1.21	(0.18)	(0.10)	(0.28)	$13.15	10.08%	0.70%	1.35%	6%	$114,413
2012	$11.85	0.20	0.38	0.58	(0.21)	—	(0.21)	$12.22	5.02%	0.71%	1.72%	19%	$86,079
2011	$10.73	0.20	1.10	1.30	(0.18)	—	(0.18)	$11.85	12.18%	0.71%	1.71%	4%	$58,006
2010	$9.84	0.16	0.87	1.03	(0.14)	—	(0.14)	$10.73	10.47%	0.71%	1.61%	9%	$37,643
2009	$11.36	0.18	(1.25)	(1.07)	(0.31)	(0.14)	(0.45)	$9.84	(9.12)%	0.70%	2.28%	28%	$13,316

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2014(4)	$11.56	0.21	0.22	0.43	(0.24)	(0.09)	(0.33)	$11.66	3.65%	0.20%(5)	3.42%(5)	7%	$500,746
2013	$10.64	0.20	1.02	1.22	(0.20)	(0.10)	(0.30)	$11.56	11.67%	0.20%	1.79%	6%	$384,010
2012	$10.37	0.21	0.32	0.53	(0.23)	(0.03)	(0.26)	$10.64	5.27%	0.21%	2.14%	28%	$218,341
2011	$9.30	0.20	1.06	1.26	(0.19)	—(6)	(0.19)	$10.37	13.66%	0.21%	2.13%	4%	$105,921
2010	$8.47	0.19	0.80	0.99	(0.15)	(0.01)	(0.16)	$9.30	11.69%	0.21%	1.99%	8%	$127,604
2009	$9.49	0.13	(1.03)	(0.90)	(0.12)	—	(0.12)	$8.47	(9.38)%	0.20%	1.70%	53%	$91,329
Institutional Class
2014(4)	$11.57	0.21	0.23	0.44	(0.26)	(0.09)	(0.35)	$11.66	3.77%	0.00%(5)(7)	3.62%(5)	7%	$267,533
2013	$10.65	0.22	1.02	1.24	(0.22)	(0.10)	(0.32)	$11.57	11.89%	0.00%(7)	1.99%	6%	$211,576
2012	$10.38	0.25	0.30	0.55	(0.25)	(0.03)	(0.28)	$10.65	5.48%	0.01%	2.34%	28%	$99,935
2011	$9.31	0.24	1.04	1.28	(0.21)	—(6)	(0.21)	$10.38	13.88%	0.01%	2.33%	4%	$169,034
2010	$8.47	0.20	0.81	1.01	(0.16)	(0.01)	(0.17)	$9.31	11.90%	0.01%	2.19%	8%	$44,304
2009	$9.50	0.15	(1.05)	(0.90)	(0.13)	—	(0.13)	$8.47	(9.26)%	0.00%(7)	1.90%	53%	$21,532
A Class(8)
2014(4)	$11.54	0.18	0.24	0.42	(0.21)	(0.09)	(0.30)	$11.66	3.57%	0.45%(5)	3.17%(5)	7%	$312,805
2013	$10.62	0.17	1.02	1.19	(0.17)	(0.10)	(0.27)	$11.54	11.41%	0.45%	1.54%	6%	$270,040
2012	$10.36	0.20	0.29	0.49	(0.20)	(0.03)	(0.23)	$10.62	4.92%	0.46%	1.89%	28%	$180,502
2011	$9.28	0.19	1.05	1.24	(0.16)	—(6)	(0.16)	$10.36	13.51%	0.46%	1.88%	4%	$124,401
2010	$8.45	0.15	0.81	0.96	(0.12)	(0.01)	(0.13)	$9.28	11.43%	0.46%	1.74%	8%	$80,483
2009	$9.49	0.15	(1.08)	(0.93)	(0.11)	—	(0.11)	$8.45	(9.72)%	0.45%	1.45%	53%	$3,882

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$11.52	0.15	0.22	0.37	(0.12)	(0.09)	(0.21)	$11.68	3.14%	1.20%(5)	2.42%(5)	7%	$8,371
2013	$10.61	0.08	1.02	1.10	(0.09)	(0.10)	(0.19)	$11.52	10.48%	1.20%	0.79%	6%	$6,117
2012	$10.34	0.10	0.32	0.42	(0.12)	(0.03)	(0.15)	$10.61	4.23%	1.21%	1.14%	28%	$2,304
2011	$9.26	0.10	1.07	1.17	(0.09)	—(6)	(0.09)	$10.34	12.68%	1.21%	1.13%	4%	$578
2010(9)	$9.12	0.03	0.11	0.14	—	—	—	$9.26	1.54%	1.21%(5)	0.67%(5)	8%(10)	$103
R Class
2014(4)	$11.53	0.17	0.22	0.39	(0.18)	(0.09)	(0.27)	$11.65	3.31%	0.70%(5)	2.92%(5)	7%	$119,186
2013	$10.61	0.14	1.03	1.17	(0.15)	(0.10)	(0.25)	$11.53	11.14%	0.70%	1.29%	6%	$102,250
2012	$10.34	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	$10.61	4.76%	0.71%	1.64%	28%	$61,212
2011	$9.27	0.16	1.05	1.21	(0.14)	—(6)	(0.14)	$10.34	13.13%	0.71%	1.63%	4%	$35,703
2010	$8.44	0.13	0.81	0.94	(0.10)	(0.01)	(0.11)	$9.27	11.17%	0.71%	1.49%	8%	$14,928
2009	$9.49	0.14	(1.10)	(0.96)	(0.09)	—	(0.09)	$8.44	(9.96)%	0.70%	1.20%	53%	$3,274

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(9)	March 1, 2010 (commencement of sale) through July 31, 2010.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2014(4)	$13.71	0.25	0.30	0.55	(0.30)	(0.14)	(0.44)	$13.82	3.97%	0.20%(5)	3.54%(5)	5%	$909,572
2013	$12.46	0.23	1.35	1.58	(0.24)	(0.09)	(0.33)	$13.71	12.88%	0.20%	1.79%	3%	$807,998
2012	$12.13	0.25	0.34	0.59	(0.26)	—	(0.26)	$12.46	4.99%	0.21%	2.07%	21%	$554,462
2011	$10.78	0.23	1.34	1.57	(0.22)	—	(0.22)	$12.13	14.60%	0.21%	1.98%	3%	$425,965
2010	$9.76	0.19	1.00	1.19	(0.17)	—	(0.17)	$10.78	12.19%	0.21%	1.83%	10%	$393,154
2009	$11.63	0.22	(1.63)	(1.41)	(0.30)	(0.16)	(0.46)	$9.76	(11.64)%	0.20%	2.43%	22%	$313,816
Institutional Class
2014(4)	$13.72	0.26	0.31	0.57	(0.33)	(0.14)	(0.47)	$13.82	4.10%	0.00%(5)(6)	3.74%(5)	5%	$368,309
2013	$12.47	0.26	1.35	1.61	(0.27)	(0.09)	(0.36)	$13.72	13.10%	0.00%(6)	1.99%	3%	$298,052
2012	$12.14	0.27	0.34	0.61	(0.28)	—	(0.28)	$12.47	5.20%	0.01%	2.27%	21%	$181,693
2011	$10.79	0.27	1.32	1.59	(0.24)	—	(0.24)	$12.14	14.82%	0.01%	2.18%	3%	$257,121
2010	$9.77	0.21	1.00	1.21	(0.19)	—	(0.19)	$10.79	12.40%	0.01%	2.03%	10%	$103,770
2009	$11.64	0.24	(1.63)	(1.39)	(0.32)	(0.16)	(0.48)	$9.77	(11.45)%	0.00%(6)	2.63%	22%	$78,031
A Class(7)
2014(4)	$13.69	0.23	0.31	0.54	(0.27)	(0.14)	(0.41)	$13.82	3.86%	0.45%(5)	3.29%(5)	5%	$498,250
2013	$12.44	0.20	1.35	1.55	(0.21)	(0.09)	(0.30)	$13.69	12.61%	0.45%	1.54%	3%	$460,301
2012	$12.11	0.22	0.34	0.56	(0.23)	—	(0.23)	$12.44	4.73%	0.46%	1.82%	21%	$327,130
2011	$10.77	0.20	1.33	1.53	(0.19)	—	(0.19)	$12.11	14.23%	0.46%	1.73%	3%	$242,996
2010	$9.74	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.77	12.03%	0.46%	1.58%	10%	$143,045
2009	$11.61	0.21	(1.64)	(1.43)	(0.28)	(0.16)	(0.44)	$9.74	(11.89)%	0.45%	2.18%	22%	$49,723

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$13.67	0.18	0.29	0.47	(0.16)	(0.14)	(0.30)	$13.84	3.38%	1.20%(5)	2.54%(5)	5%	$6,755
2013	$12.41	0.10	1.36	1.46	(0.11)	(0.09)	(0.20)	$13.67	11.86%	1.20%	0.79%	3%	$6,179
2012	$12.09	0.12	0.34	0.46	(0.14)	—	(0.14)	$12.41	3.87%	1.21%	1.07%	21%	$3,498
2011	$10.74	0.11	1.34	1.45	(0.10)	—	(0.10)	$12.09	13.50%	1.21%	0.98%	3%	$1,595
2010(8)	$10.58	0.02	0.14	0.16	—	—	—	$10.74	1.51%	1.21%(5)	0.43%(5)	10%(9)	$373
R Class
2014(4)	$13.67	0.21	0.30	0.51	(0.23)	(0.14)	(0.37)	$13.81	3.68%	0.70%(5)	3.04%(5)	5%	$188,151
2013	$12.42	0.17	1.35	1.52	(0.18)	(0.09)	(0.27)	$13.67	12.34%	0.70%	1.29%	3%	$172,227
2012	$12.09	0.19	0.34	0.53	(0.20)	—	(0.20)	$12.42	4.48%	0.71%	1.57%	21%	$129,489
2011	$10.75	0.17	1.33	1.50	(0.16)	—	(0.16)	$12.09	13.97%	0.71%	1.48%	3%	$88,153
2010	$9.73	0.14	0.99	1.13	(0.11)	—	(0.11)	$10.75	11.66%	0.71%	1.33%	10%	$47,433
2009	$11.60	0.16	(1.62)	(1.46)	(0.25)	(0.16)	(0.41)	$9.73	(12.12)%	0.70%	1.93%	22%	$16,344

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2014(4)	$11.62	0.23	0.26	0.49	(0.25)	(0.09)	(0.34)	$11.77	4.22%	0.20%(5)	3.78%(5)	4%	$455,751
2013	$10.41	0.18	1.30	1.48	(0.18)	(0.09)	(0.27)	$11.62	14.53%	0.21%	1.66%	5%	$333,309
2012	$10.17	0.18	0.27	0.45	(0.19)	(0.02)	(0.21)	$10.41	4.60%	0.21%	1.87%	28%	$170,955
2011	$8.95	0.16	1.21	1.37	(0.15)	—(6)	(0.15)	$10.17	15.41%	0.21%	1.76%	4%	$76,884
2010	$8.04	0.14	0.89	1.03	(0.11)	(0.01)	(0.12)	$8.95	12.90%	0.21%	1.63%	7%	$99,983
2009	$9.39	0.10	(1.36)	(1.26)	(0.09)	—	(0.09)	$8.04	(13.30)%	0.20%	1.48%	43%	$70,382
Institutional Class
2014(4)	$11.62	0.24	0.27	0.51	(0.28)	(0.09)	(0.37)	$11.76	4.34%	0.00%(5)(7)	3.98%(5)	4%	$262,343
2013	$10.42	0.21	1.28	1.49	(0.20)	(0.09)	(0.29)	$11.62	14.76%	0.01%	1.86%	5%	$202,598
2012	$10.18	0.21	0.26	0.47	(0.21)	(0.02)	(0.23)	$10.42	4.71%	0.01%	2.07%	28%	$94,349
2011	$8.95	0.20	1.20	1.40	(0.17)	—(6)	(0.17)	$10.18	15.62%	0.01%	1.96%	4%	$144,661
2010	$8.05	0.16	0.88	1.04	(0.13)	(0.01)	(0.14)	$8.95	13.11%	0.01%	1.83%	7%	$33,647
2009	$9.40	0.12	(1.37)	(1.25)	(0.10)	—	(0.10)	$8.05	(13.18)%	0.00%(7)	1.68%	43%	$17,528
A Class(8)
2014(4)	$11.59	0.21	0.26	0.47	(0.22)	(0.09)	(0.31)	$11.75	4.05%	0.45%(5)	3.53%(5)	4%	$319,653
2013	$10.38	0.16	1.30	1.46	(0.16)	(0.09)	(0.25)	$11.59	14.28%	0.46%	1.41%	5%	$264,393
2012	$10.15	0.17	0.24	0.41	(0.16)	(0.02)	(0.18)	$10.38	4.25%	0.46%	1.62%	28%	$170,227
2011	$8.93	0.15	1.20	1.35	(0.13)	—(6)	(0.13)	$10.15	15.15%	0.46%	1.51%	4%	$114,892
2010	$8.03	0.12	0.88	1.00	(0.09)	(0.01)	(0.10)	$8.93	12.51%	0.46%	1.38%	7%	$71,159
2009	$9.39	0.11	(1.39)	(1.28)	(0.08)	—	(0.08)	$8.03	(13.53)%	0.45%	1.23%	43%	$3,378

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$11.57	0.16	0.27	0.43	(0.13)	(0.09)	(0.22)	$11.78	3.70%	1.20%(5)	2.78%(5)	4%	$3,704
2013	$10.37	0.07	1.29	1.36	(0.07)	(0.09)	(0.16)	$11.57	13.32%	1.21%	0.66%	5%	$3,417
2012	$10.13	0.09	0.26	0.35	(0.09)	(0.02)	(0.11)	$10.37	3.57%	1.21%	0.87%	28%	$1,595
2011	$8.92	0.06	1.20	1.26	(0.05)	—(6)	(0.05)	$10.13	14.18%	1.21%	0.76%	4%	$728
2010(9)	$8.80	0.02	0.10	0.12	—	—	—	$8.92	1.36%	1.21%(5)	0.41%(5)	7%(10)	$162
R Class
2014(4)	$11.58	0.19	0.27	0.46	(0.19)	(0.09)	(0.28)	$11.76	3.96%	0.70%(5)	3.28%(5)	4%	$111,278
2013	$10.37	0.13	1.30	1.43	(0.13)	(0.09)	(0.22)	$11.58	14.00%	0.71%	1.16%	5%	$103,886
2012	$10.14	0.13	0.26	0.39	(0.14)	(0.02)	(0.16)	$10.37	3.99%	0.71%	1.37%	28%	$69,278
2011	$8.92	0.12	1.20	1.32	(0.10)	—(6)	(0.10)	$10.14	14.88%	0.71%	1.26%	4%	$35,411
2010	$8.02	0.10	0.88	0.98	(0.07)	(0.01)	(0.08)	$8.92	12.24%	0.71%	1.13%	7%	$14,455
2009	$9.39	0.12	(1.42)	(1.30)	(0.07)	—	(0.07)	$8.02	(13.76)%	0.70%	0.98%	43%	$3,573

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(9)	March 1, 2010 (commencement of sale) through July 31, 2010.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

 See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2014(4)	$14.52	0.29	0.39	0.68	(0.34)	(0.15)	(0.49)	$14.71	4.58%	0.20%(5)	3.87%(5)	3%	$677,808
2013	$12.81	0.22	1.82	2.04	(0.22)	(0.11)	(0.33)	$14.52	16.24%	0.20%	1.62%	3%	$573,216
2012	$12.52	0.22	0.30	0.52	(0.23)	—	(0.23)	$12.81	4.26%	0.21%	1.82%	16%	$374,544
2011	$10.92	0.20	1.59	1.79	(0.19)	—	(0.19)	$12.52	16.44%	0.21%	1.68%	3%	$277,333
2010	$9.74	0.17	1.15	1.32	(0.14)	—	(0.14)	$10.92	13.58%	0.21%	1.54%	8%	$231,716
2009	$12.10	0.19	(2.13)	(1.94)	(0.24)	(0.18)	(0.42)	$9.74	(15.54)%	0.20%	2.12%	18%	$170,455
Institutional Class
2014(4)	$14.55	0.30	0.39	0.69	(0.37)	(0.15)	(0.52)	$14.72	4.64%	0.00%(5)(6)	4.07%(5)	3%	$280,880
2013	$12.83	0.25	1.83	2.08	(0.25)	(0.11)	(0.36)	$14.55	16.54%	0.00%(6)	1.82%	3%	$235,505
2012	$12.54	0.25	0.29	0.54	(0.25)	—	(0.25)	$12.83	4.46%	0.01%	2.02%	16%	$138,143
2011	$10.93	0.24	1.58	1.82	(0.21)	—	(0.21)	$12.54	16.75%	0.01%	1.88%	3%	$154,449
2010	$9.76	0.19	1.14	1.33	(0.16)	—	(0.16)	$10.93	13.68%	0.01%	1.74%	8%	$66,385
2009	$12.12	0.20	(2.12)	(1.92)	(0.26)	(0.18)	(0.44)	$9.76	(15.34)%	0.00%(6)	2.32%	18%	$46,544
A Class(7)
2014(4)	$14.51	0.27	0.38	0.65	(0.30)	(0.15)	(0.45)	$14.71	4.39%	0.45%(5)	3.62%(5)	3%	$390,363
2013	$12.79	0.19	1.83	2.02	(0.19)	(0.11)	(0.30)	$14.51	16.05%	0.45%	1.37%	3%	$356,751
2012	$12.50	0.20	0.29	0.49	(0.20)	—	(0.20)	$12.79	4.00%	0.46%	1.57%	16%	$239,410
2011	$10.90	0.17	1.59	1.76	(0.16)	—	(0.16)	$12.50	16.17%	0.46%	1.43%	3%	$174,230
2010	$9.73	0.14	1.14	1.28	(0.11)	—	(0.11)	$10.90	13.21%	0.46%	1.29%	8%	$103,002
2009	$12.09	0.17	(2.13)	(1.96)	(0.22)	(0.18)	(0.40)	$9.73	(15.77)%	0.45%	1.87%	18%	$32,896

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$14.46	0.21	0.38	0.59	(0.18)	(0.15)	(0.33)	$14.72	4.03%	1.20%(5)	2.87%(5)	3%	$4,119
2013	$12.76	0.08	1.82	1.90	(0.09)	(0.11)	(0.20)	$14.46	15.05%	1.20%	0.62%	3%	$3,572
2012	$12.46	0.09	0.32	0.41	(0.11)	—	(0.11)	$12.76	3.31%	1.21%	0.82%	16%	$1,396
2011	$10.87	0.07	1.59	1.66	(0.07)	—	(0.07)	$12.46	15.25%	1.21%	0.68%	3%	$630
2010(8)	$10.74	0.01	0.12	0.13	—	—	—	$10.87	1.21%	1.21%(5)	0.29%(5)	8%(9)	$86
R Class
2014(4)	$14.49	0.25	0.38	0.63	(0.26)	(0.15)	(0.41)	$14.71	4.27%	0.70%(5)	3.37%(5)	3%	$162,114
2013	$12.78	0.16	1.82	1.98	(0.16)	(0.11)	(0.27)	$14.49	15.69%	0.70%	1.12%	3%	$141,978
2012	$12.48	0.16	0.31	0.47	(0.17)	—	(0.17)	$12.78	3.83%	0.71%	1.32%	16%	$101,164
2011	$10.89	0.14	1.58	1.72	(0.13)	—	(0.13)	$12.48	15.80%	0.71%	1.18%	3%	$71,077
2010	$9.72	0.11	1.15	1.26	(0.09)	—	(0.09)	$10.89	12.93%	0.71%	1.04%	8%	$35,276
2009	$12.07	0.14	(2.11)	(1.97)	(0.20)	(0.18)	(0.38)	$9.72	(15.92)%	0.70%	1.62%	18%	$10,785

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2014(4)	$11.87	0.26	0.33	0.59	(0.28)	(0.10)	(0.38)	$12.08	4.86%	0.20%(5)	4.17%(5)	2%	$341,311
2013	$10.31	0.18	1.62	1.80	(0.16)	(0.08)	(0.24)	$11.87	17.83%	0.20%	1.58%	5%	$234,285
2012	$10.11	0.17	0.23	0.40	(0.17)	(0.03)	(0.20)	$10.31	4.05%	0.21%	1.71%	20%	$107,290
2011	$8.72	0.14	1.39	1.53	(0.14)	—(6)	(0.14)	$10.11	17.57%	0.21%	1.57%	5%	$44,433
2010	$7.75	0.12	0.95	1.07	(0.09)	(0.01)	(0.10)	$8.72	13.80%	0.21%	1.40%	3%	$41,985
2009	$9.29	0.09	(1.54)	(1.45)	(0.09)	—	(0.09)	$7.75	(15.53)%	0.20%	1.38%	25%	$24,386
Institutional Class
2014(4)	$11.88	0.27	0.33	0.60	(0.30)	(0.10)	(0.40)	$12.08	4.98%	0.00%(5)(7)	4.37%(5)	2%	$201,330
2013	$10.32	0.20	1.62	1.82	(0.18)	(0.08)	(0.26)	$11.88	18.05%	0.00%(7)	1.78%	5%	$156,913
2012	$10.12	0.19	0.23	0.42	(0.19)	(0.03)	(0.22)	$10.32	4.26%	0.01%	1.91%	20%	$70,149
2011	$8.73	0.18	1.37	1.55	(0.16)	—(6)	(0.16)	$10.12	17.78%	0.01%	1.77%	5%	$78,468
2010	$7.75	0.14	0.96	1.10	(0.11)	(0.01)	(0.12)	$8.73	14.16%	0.01%	1.60%	3%	$22,593
2009	$9.29	0.11	(1.56)	(1.45)	(0.09)	—	(0.09)	$7.75	(15.43)%	0.00%(7)	1.58%	25%	$9,846
A Class(8)
2014(4)	$11.85	0.23	0.34	0.57	(0.24)	(0.10)	(0.34)	$12.08	4.77%	0.45%(5)	3.92%(5)	2%	$211,340
2013	$10.30	0.15	1.62	1.77	(0.14)	(0.08)	(0.22)	$11.85	17.45%	0.45%	1.33%	5%	$176,014
2012	$10.10	0.15	0.22	0.37	(0.14)	(0.03)	(0.17)	$10.30	3.80%	0.46%	1.46%	20%	$110,524
2011	$8.71	0.13	1.37	1.50	(0.11)	—(6)	(0.11)	$10.10	17.29%	0.46%	1.32%	5%	$69,629
2010	$7.73	0.09	0.97	1.06	(0.07)	(0.01)	(0.08)	$8.71	13.68%	0.46%	1.15%	3%	$42,212
2009	$9.29	0.09	(1.57)	(1.48)	(0.08)	—	(0.08)	$7.73	(15.87)%	0.45%	1.13%	25%	$1,551

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$11.82	0.19	0.33	0.52	(0.15)	(0.10)	(0.25)	$12.09	4.25%	1.20%(5)	3.17%(5)	2%	$2,614
2013	$10.26	0.07	1.62	1.69	(0.05)	(0.08)	(0.13)	$11.82	16.71%	1.20%	0.58%	5%	$2,049
2012	$10.07	0.06	0.23	0.29	(0.07)	(0.03)	(0.10)	$10.26	2.93%	1.21%	0.71%	20%	$559
2011	$8.68	0.05	1.38	1.43	(0.04)	—(6)	(0.04)	$10.07	16.46%	1.21%	0.57%	5%	$215
2010(9)	$8.60	—(6)	0.08	0.08	—	—	—	$8.68	0.93%	1.21%(5)	0.12%(5)	3%(10)	$68
R Class
2014(4)	$11.83	0.22	0.33	0.55	(0.21)	(0.10)	(0.31)	$12.07	4.60%	0.70%(5)	3.67%(5)	2%	$74,049
2013	$10.28	0.12	1.62	1.74	(0.11)	(0.08)	(0.19)	$11.83	17.18%	0.70%	1.08%	5%	$64,687
2012	$10.08	0.12	0.23	0.35	(0.12)	(0.03)	(0.15)	$10.28	3.54%	0.71%	1.21%	20%	$36,524
2011	$8.69	0.10	1.38	1.48	(0.09)	—(6)	(0.09)	$10.08	17.03%	0.71%	1.07%	5%	$18,752
2010	$7.72	0.08	0.95	1.03	(0.05)	(0.01)	(0.06)	$8.69	13.28%	0.71%	0.90%	3%	$7,773
2009	$9.28	0.10	(1.59)	(1.49)	(0.07)	—	(0.07)	$7.72	(16.01)%	0.70%	0.88%	25%	$2,347

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(9)	March 1, 2010 (commencement of sale) through July 31, 2010.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2014(4)	$14.92	0.33	0.43	0.76	(0.36)	(0.15)	(0.51)	$15.17	5.07%	0.20%(5)	4.18%(5)	2%	$455,020
2013	$12.84	0.22	2.17	2.39	(0.21)	(0.10)	(0.31)	$14.92	18.94%	0.20%	1.58%	3%	$355,470
2012	$12.59	0.20	0.26	0.46	(0.21)	—	(0.21)	$12.84	3.76%	0.21%	1.66%	14%	$222,501
2011	$10.82	0.18	1.76	1.94	(0.17)	—	(0.17)	$12.59	17.98%	0.21%	1.51%	2%	$157,711
2010	$9.59	0.14	1.22	1.36	(0.13)	—	(0.13)	$10.82	14.16%	0.21%	1.35%	9%	$113,447
2009	$12.24	0.18	(2.41)	(2.23)	(0.22)	(0.20)	(0.42)	$9.59	(17.74)%	0.20%	1.99%	18%	$85,095
Institutional Class
2014(4)	$14.94	0.33	0.44	0.77	(0.39)	(0.15)	(0.54)	$15.17	5.14%	0.00%(5)(6)	4.38%(5)	2%	$239,233
2013	$12.86	0.25	2.17	2.42	(0.24)	(0.10)	(0.34)	$14.94	19.15%	0.00%(6)	1.78%	3%	$196,557
2012	$12.60	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.86	4.04%	0.01%	1.86%	14%	$116,894
2011	$10.83	0.21	1.75	1.96	(0.19)	—	(0.19)	$12.60	18.10%	0.01%	1.71%	2%	$110,477
2010	$9.60	0.16	1.22	1.38	(0.15)	—	(0.15)	$10.83	14.48%	0.01%	1.55%	9%	$57,836
2009	$12.25	0.20	(2.41)	(2.21)	(0.24)	(0.20)	(0.44)	$9.60	(17.56)%	0.00%(6)	2.19%	18%	$34,639
A Class(7)
2014(4)	$14.89	0.30	0.44	0.74	(0.32)	(0.15)	(0.47)	$15.16	4.95%	0.45%(5)	3.93%(5)	2%	$254,614
2013	$12.82	0.18	2.17	2.35	(0.18)	(0.10)	(0.28)	$14.89	18.59%	0.45%	1.33%	3%	$231,054
2012	$12.56	0.18	0.26	0.44	(0.18)	—	(0.18)	$12.82	3.59%	0.46%	1.41%	14%	$147,197
2011	$10.80	0.15	1.75	1.90	(0.14)	—	(0.14)	$12.56	17.63%	0.46%	1.26%	2%	$104,426
2010	$9.57	0.11	1.22	1.33	(0.10)	—	(0.10)	$10.80	13.90%	0.46%	1.10%	9%	$56,695
2009	$12.22	0.15	(2.40)	(2.25)	(0.20)	(0.20)	(0.40)	$9.57	(17.98)%	0.45%	1.74%	18%	$17,537

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$14.86	0.24	0.43	0.67	(0.20)	(0.15)	(0.35)	$15.18	4.50%	1.20%(5)	3.18%(5)	2%	$1,467
2013	$12.79	0.10	2.15	2.25	(0.08)	(0.10)	(0.18)	$14.86	17.72%	1.20%	0.58%	3%	$1,220
2012	$12.53	0.08	0.27	0.35	(0.09)	—	(0.09)	$12.79	2.82%	1.21%	0.66%	14%	$633
2011	$10.78	0.03	1.77	1.80	(0.05)	—	(0.05)	$12.53	16.68%	1.21%	0.51%	2%	$363
2010(8)	$10.67	0.01	0.10	0.11	—	—	—	$10.78	1.03%	1.21%(5)	0.14%(5)	9%(9)	$59
R Class
2014(4)	$14.88	0.28	0.43	0.71	(0.28)	(0.15)	(0.43)	$15.16	4.75%	0.70%(5)	3.68%(5)	2%	$100,571
2013	$12.81	0.15	2.17	2.32	(0.15)	(0.10)	(0.25)	$14.88	18.30%	0.70%	1.08%	3%	$91,776
2012	$12.55	0.14	0.27	0.41	(0.15)	—	(0.15)	$12.81	3.33%	0.71%	1.16%	14%	$62,208
2011	$10.79	0.12	1.75	1.87	(0.11)	—	(0.11)	$12.55	17.35%	0.71%	1.01%	2%	$39,540
2010	$9.56	0.09	1.21	1.30	(0.07)	—	(0.07)	$10.79	13.63%	0.71%	0.85%	9%	$17,327
2009	$12.21	0.11	(2.38)	(2.27)	(0.18)	(0.20)	(0.38)	$9.56	(18.20)%	0.70%	1.49%	18%	$4,966

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through July 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2014(4)	$11.77	0.27	0.33	0.60	(0.28)	(0.10)	(0.38)	$11.99	5.05%	0.20%(5)	4.28%(5)	3%	$170,943
2013	$10.07	0.16	1.77	1.93	(0.15)	(0.08)	(0.23)	$11.77	19.51%	0.20%	1.51%	4%	$115,834
2012	$9.88	0.14	0.21	0.35	(0.14)	(0.02)	(0.16)	$10.07	3.67%	0.21%	1.53%	12%	$48,553
2011	$8.45	0.13	1.42	1.55	(0.12)	—(6)	(0.12)	$9.88	18.35%	0.21%	1.37%	6%	$20,035
2010	$7.46	0.10	0.97	1.07	(0.08)	—(6)	(0.08)	$8.45	14.33%	0.22%	1.17%	13%	$10,225
2009	$9.23	0.10	(1.80)	(1.70)	(0.07)	—	(0.07)	$7.46	(18.30)%	0.20%	1.57%	26%	$3,454
Institutional Class
2014(4)	$11.79	0.27	0.35	0.62	(0.31)	(0.10)	(0.41)	$12.00	5.17%	0.00%(5)(7)	4.48%(5)	3%	$110,865
2013	$10.09	0.19	1.76	1.95	(0.17)	(0.08)	(0.25)	$11.79	19.72%	0.00%(7)	1.71%	4%	$95,469
2012	$9.90	0.17	0.20	0.37	(0.16)	(0.02)	(0.18)	$10.09	3.87%	0.01%	1.73%	12%	$49,284
2011	$8.46	0.15	1.43	1.58	(0.14)	—(6)	(0.14)	$9.90	18.69%	0.01%	1.57%	6%	$30,796
2010	$7.47	0.12	0.96	1.08	(0.09)	—(6)	(0.09)	$8.46	14.54%	0.02%	1.37%	13%	$8,482
2009	$9.23	0.12	(1.80)	(1.68)	(0.08)	—	(0.08)	$7.47	(18.09)%	0.00%(7)	1.77%	26%	$3,179
A Class(8)
2014(4)	$11.75	0.24	0.35	0.59	(0.25)	(0.10)	(0.35)	$11.99	4.97%	0.45%(5)	4.03%(5)	3%	$111,389
2013	$10.06	0.14	1.76	1.90	(0.13)	(0.08)	(0.21)	$11.75	19.13%	0.45%	1.26%	4%	$91,012
2012	$9.87	0.13	0.20	0.33	(0.12)	(0.02)	(0.14)	$10.06	3.41%	0.46%	1.28%	12%	$55,073
2011	$8.44	0.11	1.41	1.52	(0.09)	—(6)	(0.09)	$9.87	18.08%	0.46%	1.12%	6%	$29,685
2010	$7.45	0.07	0.97	1.04	(0.05)	—(6)	(0.05)	$8.44	14.06%	0.47%	0.92%	13%	$13,463
2009	$9.23	0.07	(1.79)	(1.72)	(0.06)	—	(0.06)	$7.45	(18.52)%	0.45%	1.32%	26%	$336

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$11.73	0.20	0.34	0.54	(0.16)	(0.10)	(0.26)	$12.01	4.52%	1.20%(5)	3.28%(5)	3%	$2,048
2013	$10.04	0.06	1.76	1.82	(0.05)	(0.08)	(0.13)	$11.73	18.26%	1.20%	0.51%	4%	$1,748
2012	$9.85	0.05	0.21	0.26	(0.05)	(0.02)	(0.07)	$10.04	2.64%	1.21%	0.53%	12%	$530
2011	$8.42	0.05	1.40	1.45	(0.02)	—(6)	(0.02)	$9.85	17.23%	1.21%	0.37%	6%	$117
2010(9)	$8.35	—(6)	0.07	0.07	—	—	—	$8.42	0.84%	1.22%(5)	0.06%(5)	13%(10)	$32
R Class
2014(4)	$11.74	0.23	0.34	0.57	(0.22)	(0.10)	(0.32)	$11.99	4.79%	0.70%(5)	3.78%(5)	3%	$38,509
2013	$10.05	0.11	1.76	1.87	(0.10)	(0.08)	(0.18)	$11.74	18.84%	0.70%	1.01%	4%	$32,896
2012	$9.86	0.10	0.21	0.31	(0.10)	(0.02)	(0.12)	$10.05	3.16%	0.71%	1.03%	12%	$15,933
2011	$8.43	0.09	1.41	1.50	(0.07)	—(6)	(0.07)	$9.86	17.80%	0.71%	0.87%	6%	$7,660
2010	$7.44	0.06	0.96	1.02	(0.03)	—(6)	(0.03)	$8.43	13.79%	0.73%	0.66%	13%	$3,076
2009	$9.22	0.08	(1.81)	(1.73)	(0.05)	—	(0.05)	$7.44	(18.66)%	0.70%	1.07%	26%	$186

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(9)	March 1, 2010 (commencement of sale) through July 31, 2010.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2014(4)	$12.02	0.29	0.35	0.64	(0.28)	(0.06)	(0.34)	$12.32	5.19%	0.20%(5)	4.56%(5)	3%	$24,853
2013	$10.19	0.15	1.85	2.00	(0.14)	(0.03)	(0.17)	$12.02	19.86%	0.20%	1.36%	13%	$14,959
2012	$9.92	0.12	0.25	0.37	(0.10)	—	(0.10)	$10.19	3.78%	0.20%	1.25%	44%	$3,920
2011(6)	$10.00	0.03	(0.11)	(0.08)	—	—	—	$9.92	(0.80)%	0.20%(5)	0.86%(5)	12%	$390
Institutional Class
2014(4)	$12.03	0.30	0.35	0.65	(0.30)	(0.06)	(0.36)	$12.32	5.31%	0.00%(5)(7)	4.76%(5)	3%	$21,242
2013	$10.20	0.18	1.84	2.02	(0.16)	(0.03)	(0.19)	$12.03	20.08%	0.00%(7)	1.56%	13%	$10,951
2012	$9.92	0.14	0.25	0.39	(0.11)	—	(0.11)	$10.20	4.04%	0.00%(7)	1.45%	44%	$3,939
2011(6)	$10.00	0.04	(0.12)	(0.08)	—	—	—	$9.92	(0.80)%	0.00%(5)(7)	1.06%(5)	12%	$379
A Class
2014(4)	$12.00	0.27	0.34	0.61	(0.24)	(0.06)	(0.30)	$12.31	5.02%	0.45%(5)	4.31%(5)	3%	$22,404
2013	$10.17	0.13	1.85	1.98	(0.12)	(0.03)	(0.15)	$12.00	19.59%	0.45%	1.11%	13%	$14,138
2012	$9.91	0.10	0.24	0.34	(0.08)	—	(0.08)	$10.17	3.49%	0.45%	1.00%	44%	$3,253
2011(6)	$10.00	0.02	(0.11)	(0.09)	—	—	—	$9.91	(0.90)%	0.45%(5)	0.61%(5)	12%	$21
C Class
2014(4)	$11.95	0.22	0.35	0.57	(0.15)	(0.06)	(0.21)	$12.31	4.66%	1.20%(5)	3.56%(5)	3%	$307
2013	$10.13	0.05	1.84	1.89	(0.04)	(0.03)	(0.07)	$11.95	18.66%	1.20%	0.36%	13%	$215
2012	$9.88	0.02	0.26	0.28	(0.03)	—	(0.03)	$10.13	2.81%	1.20%	0.25%	44%	$87
2011(6)	$10.00	(0.01)	(0.11)	(0.12)	—	—	—	$9.88	(1.20)%	1.20%(5)	(0.14)%(5)	12%	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(4)	$11.99	0.25	0.34	0.59	(0.21)	(0.06)	(0.27)	$12.31	4.84%	0.70%(5)	4.06%(5)	3%	$9,923
2013	$10.16	0.09	1.86	1.95	(0.09)	(0.03)	(0.12)	$11.99	19.31%	0.70%	0.86%	13%	$6,983
2012	$9.90	0.06	0.26	0.32	(0.06)	—	(0.06)	$10.16	3.29%	0.70%	0.75%	44%	$1,108
2011(6)	$10.00	0.01	(0.11)	(0.10)	—	—	—	$9.90	(1.00)%	0.70%(5)	0.36%(5)	12%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2014 (unaudited).

(5)	Annualized.

(6)	March 31, 2011 (fund inception) through July 31, 2011.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81371 1403

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 1, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 1, 2014